                           LSA VARIABLE SERIES TRUST

              LSA Value Equity Fund     LSA Mid Cap Value Fund
              LSA Basic Value Fund      LSA Diversified Mid-Cap
                                        Fund
              LSA Blue Chip Fund        LSA Aggressive Growth
                                        Fund
              LSA Equity Growth Fund    LSA Emerging Growth
                                        Equity Fund
              LSA Capital Appreciation
              Fund                      LSA Balanced Fund
              LSA Capital Growth Fund

                               3100 Sanders Road
                          Northbrook, Illinois 60062

                                                              February 18, 2004

Dear Contract Owner:

   Enclosed is a combined Proxy Statement/Prospectus for each fund of the LSA Variable Series Trust (the "Trust") in which your variable annuity contract or variable life insurance policy holds an interest as of January 12, 2004. The combined Proxy Statement/Prospectus contains an important proposal for you to consider. You are eligible to provide voting instructions on how to vote on this proposal because shares of one of more of the funds were beneficially held through your variable annuity contract or variable life insurance policy on January 12, 2004.

   The Board of Trustees of the Trust determined that action should be taken with regard to the Trust due to the likelihood of discontinued subsidies of expenses by the manager. In light of the small asset size of the Trust funds and the likelihood of discontinued subsidies of expenses, the Board of Trustees believes that on a long-term basis the Trust may not continue to be a competitive investment option. The various funds of the Trust have not been able to reach critical asset size or economies of scale, particularly if the seed capital deposited by the manager were to be withdrawn. After reviewing the prospects for growth in asset size, the Board determined that the best course of action was to reorganize each Trust fund into another fund with similar investment objectives and policies.

   Under the proposed reorganizations, if approved by the shareholders, shares of each Trust fund will be exchanged for an equal value of shares of the acquiring fund, which will result in your holding beneficially through your variable contract shares of the acquiring fund. Under the terms of the proposed reorganizations you will not pay any costs associated with effecting the reorganizations.

   Although we are disappointed that the Trust funds have not grown sufficiently in size to allow them to continue to be competitive long-term investment vehicles, we believe that contract owners will be well served by the proposed reorganizations, which will allow them to continue their variable contracts with similar underlying investment vehicles.

   The enclosed materials provide more information about the proposal. Your voting instructions are important to us, no matter how many shares are held through your contract. After you review the enclosed materials, we ask that you provide voting instructions FOR the proposed reorganization. Please provide voting instructions for the proposal by completing, dating and signing your voting instruction form, and mailing it to us today. You can also communicate voting instructions by telephone or by the Internet.

   Thank you for your continued support.

                                          Sincerely,

                                          John R. Hunter
                                          President

                            LSA EQUITY GROWTH FUND
                            LSA CAPITAL GROWTH FUND
                              LSA BLUE CHIP FUND
                            LSA MID CAP VALUE FUND
                         LSA DIVERSIFIED MID-CAP FUND

                             QUESTIONS AND ANSWERS

                 YOUR VOTING INSTRUCTIONS ARE VERY IMPORTANT!

   While we encourage you to read the full text of the enclosed Proxy Statement/Prospectus, here is a brief overview of the proposal, which will require your vote.

Q. What are shareholders being asked to vote on at the upcoming special meeting on March 26, 2004?

A. The Board of Trustees of the LSA Variable Series Trust has called a special meeting of the LSA Equity Growth Fund, LSA Capital Growth Fund, LSA Blue Chip Fund, LSA Mid Cap Value Fund and LSA Diversified Mid-Cap Fund, at which you will be asked to vote on a reorganization (the "Reorganization") of your Fund into a series of The Universal Institutional Funds, Inc., which are advised by Morgan Stanley Investment Management Inc. doing business in certain instances as Miller Anderson, Van Kampen or Morgan Stanley Asset Management (the "Adviser"). LSA Asset Management LLC ("LSAAM"), the manager of your Fund, has recommended these Reorganizations based upon its determination that the Trust may not continue to be a competitive long-term investment option for variable products issued by Allstate Life Insurance Company and its affiliated insurance companies. Although LSAAM has subsidized the Trust's expenses since inception, your Fund has yet to reach critical asset size and LSAAM anticipates that the subsidies of the Trust's expenses will be discontinued when the current expense limitation agreement expires on April 30, 2004. As a result, LSAAM recommended the reorganization of each series of the LSA Variable Series Trust into a comparable fund that will be offered as an underlying investment option for variable annuity contracts or variable life insurance policies issued by Allstate Life Insurance Company or its affiliated insurance companies.

   Following the Reorganizations, your assets will be managed in accordance with the investment objectives, policies and strategies of a corresponding series of The Universal Institutional Funds, Inc.--the UIF Equity Growth Portfolio for the LSA Equity Growth Fund, LSA Capital Growth Fund and LSA Blue Chip Fund, and the UIF U.S. Mid Cap Value Portfolio for the LSA Mid Cap Value Fund and LSA Diversified Mid-Cap Fund. Your Fund will be terminated. Please refer to the Proxy Statement/Prospectus for a detailed explanation of the proposed Reorganizations and for a more complete description of the UIF Equity Growth Portfolio and/or the UIF U.S. Mid Cap Value Portfolio, as applicable.

Q. Why did the Board of Trustees approve the Reorganizations?

A. The Board of Trustees unanimously approved the Reorganizations for a number of reasons. Based upon your Fund's small size and its sales projections, the Fund is not expected to reach a size that will provide a reasonable expense ratio without subsidies from LSAAM. As a result, the Board concluded that your Fund may not continue to be a competitive investment vehicle on a long-term basis. The Board, in considering the various options available to the Fund, concluded that a reorganization into a corresponding series of The Universal Institutional Funds, Inc. was in the best interests of the Fund and its shareholders.

   The Board recommends that you vote FOR the Reorganization.

Q. How do the investment objectives and policies of the LSA Equity Growth Fund, the LSA Capital Growth Fund and the LSA Blue Chip Fund compare with the UIF Equity Growth Portfolio?

A. Each of the LSA Equity Growth Fund, LSA Capital Growth Fund and the LSA Blue Chip Fund has similar investment objectives and substantially similar investment policies as the UIF Equity Growth Portfolio.

   If the LSA Equity Growth Fund--UIF Growth Fund Reorganization is approved, the investment adviser and portfolio managers will not change. However, the investment adviser and portfolio managers for LSA Capital Growth Fund and LSA Blue Chip Fund will change.

Q. How do the investment objectives and policies of the LSA Mid Cap Value Fund compare with the UIF U.S. Mid Cap Value Portfolio?

A. The LSA Mid Cap Value Fund and the UIF U.S. Mid Cap Value Portfolio have substantially similar investment objectives and policies. In addition, the investment adviser and the portfolio managers investing the assets will not change.

Q. How do the investment objectives and policies of the LSA Diversified Mid-Cap Fund compare with the UIF U.S. Mid Cap Value Portfolio?

A. The LSA Diversified Mid-Cap Fund and the UIF U.S. Mid Cap Value Portfolio have similar investment objectives and substantially similar investment policies.

   The objective of the LSA Diversified Mid-Cap Fund is to seek long-term growth of capital by investing in securities of companies with medium market capitalizations. The objective of the UIF U.S. Mid Cap Value Portfolio is to seek above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

   In seeking these objectives, each fund primarily invests in mid cap companies. The LSA Diversified Mid-Cap Fund is not constrained by a particular investment style and, at any given time, may buy "value" or "growth" stocks or a combination of both types. In comparison, the UIF U.S. Mid Cap Value Portfolio employs a "value" style, which means that the UIF U.S. Mid Cap Value Portfolio seeks attractively valued companies experiencing a change that could have a positive impact on a company's outlook.

   If this Reorganization is approved, your investment adviser and portfolio managers will change.

Q. What are the advantages for contract owners with a beneficial interest in the LSA Funds?

A. Combining the two funds will benefit contract owners by allowing them to continue their investment in a fund with a similar investment objective and investments in similar types of securities. In addition, each series of The Universal Institutional Funds has a lower total expense ratio than the corresponding LSA Fund's total expense ratio, even after subsidies by LSAAM. Moreover, the Adviser is currently waiving fees and reimbursing expenses of each series of The Universal Institutional Funds on a voluntary basis such that each series has an even lower net expense ratio.

Q. What is the timetable for the Reorganizations?

A. If approved by shareholders of record at the March 26, 2004 shareholder meeting, each Reorganization is expected to take effect on or about April 30, 2004.

Q. What will happen to the account balance held under my contract in the LSA
   Fund?

A. There will be no change in value. Upon approval and completion of the Reorganizations, shares of the LSA Fund will be exchanged for shares of the applicable Universal Institutional Fund based upon a specified exchange ratio determined by the respective net asset values of the funds' shares. Your contract will be credited with shares of the applicable Universal Institutional Fund whose aggregate value at the time of issuance will equal the aggregate value of the LSA Fund shares held under your contract on that date.

Q. Will the Fund have to pay any fees or expenses in connection with the Reorganizations?

A. No. All expenses associated with each Reorganization will be paid directly or indirectly by LSAAM or the Adviser or one of their affiliates.

Q. Will the Reorganizations create a taxable event for me?

A. No. The Reorganizations will not result in individual contract owners recognizing any gain or loss for federal income tax purposes.

Q. Can I reallocate my account balance before the Reorganization takes place?

A. Yes. You may transfer your account balance out of the LSA Fund and into any other investment option made available by your variable insurance product. However, if you transfer your account balance into another series of the Trust, you should be aware that the other LSA Fund will also be subject to reorganization.

Q. After the Reorganization, can I transfer my account balance to another option?

A. Yes. In accordance with applicable rules under your contract, you may transfer your account balance then held in the applicable Universal Institutional Fund into any other investment option made available by your variable insurance product.

Q. How do I vote?

A. You can provide voting instructions for shares beneficially held through your variable annuity contract or variable life insurance policy by mail using the enclosed voting instruction form or in person at the special meeting. You can also communicate voting instructions by telephone or by the Internet.

Q. What happens if the Reorganization is not approved?

A. If shareholders do not approve the Reorganization of a Fund, the Reorganization of that Fund will not take effect and the Board of Trustees will take such action as it deems to be in the best interests of the Fund and its shareholders.

                            LSA EQUITY GROWTH FUND
                            LSA CAPITAL GROWTH FUND
                              LSA BLUE CHIP FUND
                            LSA MID CAP VALUE FUND
                         LSA DIVERSIFIED MID-CAP FUND
                      series of LSA Variable Series Trust

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON MARCH 26, 2004

   Notice is hereby given that a Special Meeting of Shareholders (the "Meeting") of each series of the LSA Variable Series Trust (the "Trust") listed above (each a "LSA Fund" and collectively, the "LSA Funds"), will be held at 3100 Sanders Road, Northbrook, Illinois 60062, on March 26, 2004 at 10:00 a.m. Central time, for the purposes of considering as to each series the proposal (the "Proposal") set forth below.

Proposal: LSA Equity Growth Fund, LSA Capital Growth Fund and LSA Blue Chip Fund: To approve an
          Agreement and Plan of Reorganization providing for the transfer of all or substantially all assets and stated liabilities of the applicable LSA Fund in exchange for Class I shares of the UIF Equity
          Growth Portfolio. The shares so received will be distributed to shareholders of the applicable LSA
          Fund, which will then be terminated as soon as reasonably practicable thereafter.

          LSA Mid Cap Value Fund and LSA Diversified Mid-Cap Fund: To approve an Agreement and
          Plan of Reorganization providing for the transfer of all or substantially all assets and stated liabilities of the applicable LSA Fund in exchange for Class I shares of the UIF U.S. Mid Cap Value Portfolio.
          The shares so received will be distributed to shareholders of the applicable LSA Fund, which will then be terminated as soon as reasonably practicable thereafter.

   Shareholders of record of each LSA Fund set forth above as of the close of business on January 12, 2004 are entitled to notice of, and to vote at, this Meeting, or any adjournment of this Meeting. Shareholders of each LSA Fund will vote separately on the Proposal, and the Proposal will be effected as to a particular LSA Fund only if that Fund's shareholders approve the Proposal. Contract owners may provide voting instructions on how to vote shares held through their variable annuity contract or variable life insurance policy at the Meeting or any adjournment of the Meeting.

   CONTRACT OWNERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY THE ACCOMPANYING VOTING INSTRUCTION FORM. YOU MAY EXECUTE THE VOTING INSTRUCTION FORM USING THE METHODS DESCRIBED THEREIN. VOTING INSTRUCTIONS MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED VOTING INSTRUCTION FORM OR BY ATTENDING THE MEETING AND PROVIDING VOTING INSTRUCTIONS IN PERSON.

                                          By Order of the Board of Trustees

                                          John R. Hunter
                                          President
                                          LSA Variable Series Trust

February 6, 2004

                          PROXY STATEMENT/PROSPECTUS

                            DATED FEBRUARY 6, 2004

               RELATING TO THE ACQUISITION OF CERTAIN LSA FUNDS
                           LSA Variable Series Trust
                               3100 Sanders Road
                          Northbrook, Illinois 60062
                                 847-402-6461

                       BY AND IN EXCHANGE FOR SHARES OF
               CERTAIN UNIVERSAL INSTITUTIONAL FUNDS PORTFOLIOS
                    The Universal Institutional Funds, Inc.
                          1221 Avenue of the Americas
                           New York, New York 10020
                                1-800-548-7786

   This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Trustees (the "Board") of the LSA Variable Series Trust (the "Trust") for the purpose of the Special Meeting of Shareholders (the "Meeting") of the LSA Equity Growth Fund, LSA Capital Growth Fund, LSA Blue Chip Fund, LSA Mid Cap Value Fund and LSA Diversified Mid-Cap Fund (each a "LSA Fund" and collectively, the "LSA Funds") to be held on Friday, March 26, 2004 at 10:00 a.m. Central time, at 3100 Sanders Road, Northbrook, Illinois 60062. At the Meeting, shareholders of each LSA Fund, voting separately, will be asked to consider and approve a proposed reorganization, as described in an Agreement and Plan of Reorganization, forms of which are attached hereto as Exhibits A and B (the "Reorganization Plan"), that will result in the transfer of all or substantially all assets and stated liabilities of each LSA Fund to a corresponding series of The Universal Institutional Funds, Inc. ("UIF") in return for shares of that UIF Fund (each, a "UIF Fund" and collectively, the "UIF Funds") (each a "Reorganization" and collectively, the "Reorganizations"). Each LSA Fund will then be terminated as soon as reasonably practicable thereafter.

   This Proxy Statement/Prospectus sets forth concisely the information that a shareholder of each LSA Fund or a variable annuity or variable life insurance contract owner should know before voting on the Reorganization, and should be retained for future reference. Certain additional relevant documents discussed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated in whole or in part by reference. A Statement of Additional Information dated February 6, 2004, relating to the Reorganizations described in this Proxy Statement/Prospectus and including certain financial information about the LSA Funds and the UIF Funds, has been filed with the SEC and is incorporated by reference into this Proxy Statement/Prospectus. A copy of such Statement of Additional Information is available upon request and without charge by writing to The Universal Institutional Funds, Inc., 1221 Avenue of the Americas, New York, New York 10020, or by calling toll-free 1-800-548-7786.

   THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   The LSA Funds are available exclusively as a funding vehicle for variable annuity contracts or variable life insurance policies offered through life insurance company separate accounts. Individual contract owners are not the shareholders of a LSA Fund. Rather, the insurance companies and their separate accounts are the shareholders. To be consistent with SEC interpretations of voting requirements, each insurance company will offer contract owners the opportunity to instruct it as to how it should vote shares held by it and the separate accounts on the proposal to be considered at the Meeting. Therefore, this Proxy Statement/Prospectus is provided to contract owners entitled to give voting instructions regarding the LSA Funds. This Proxy Statement/Prospectus, the Notice of Special Meeting and the voting instruction form are expected to be sent to contract owners on or about February 18, 2004.

   The applicable Reorganization Plan provides that each LSA Fund will transfer all or substantially all assets and stated liabilities to the corresponding UIF Fund listed opposite its name in the following chart:

               LSA Fund (Selling Fund)    UIF Fund (Acquiring Fund)
               -----------------------    -------------------------
             LSA Equity Growth Fund       UIF Equity Growth
                                          Portfolio--Class I shares

             LSA Capital Growth Fund      UIF Equity Growth
                                          Portfolio--Class I shares

             LSA Blue Chip Fund           UIF Equity Growth
                                          Portfolio--Class I shares

             LSA Mid Cap Value Fund       UIF U.S. Mid Cap Value
                                          Portfolio--Class I shares

             LSA Diversified Mid-Cap Fund UIF U.S. Mid Cap Value
                                          Portfolio--Class I shares

   In exchange for the transfer of these assets and liabilities, each UIF Fund will issue shares to the corresponding LSA Fund listed above, in an amount equal in value to the aggregate net assets of the LSA Fund received in the Reorganization. These transfers are expected to occur on or about April 30, 2004 (the "Closing Date"), based on the value of each Fund's assets as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time) on the Closing Date (the "Effective Time").

   As soon as practicable after the transfer of a LSA Fund's assets and liabilities, the LSA Fund will make a liquidating distribution to its shareholders of the UIF Fund's shares received, so that a holder of shares in a LSA Fund at the Effective Time of the Reorganization will receive a number of shares of the corresponding UIF Fund with the same aggregate value as the shareholder had in the LSA Fund at the Effective Time. On the Closing Date, shareholders of each LSA Fund will become shareholders of the corresponding UIF Fund. Each LSA Fund will then be terminated as soon as reasonably practicable thereafter. The closing of each Reorganization (each a "Closing") is contingent upon shareholder approval of the Reorganization Plan with respect to the applicable LSA Fund. Shareholders of each LSA Fund will vote separately on its Reorganization and approval of a particular Reorganization is not contingent upon the approval of any other Reorganization.

   The Trust and UIF are open-end, management investment companies registered under the Investment Company Act of 1940 (the "1940 Act"). LSA Asset Management LLC ("LSAAM") is the manager of the LSA Funds. Morgan Stanley Investment Management Inc. doing business in certain instances as Miller Anderson, Van Kampen or Morgan Stanley Asset Management (the "Adviser") is the investment adviser of the LSA Equity Growth Fund and the UIF Funds. Van Kampen Asset Management Inc., an affiliate of the Adviser, is the investment adviser of the LSA Mid Cap Value Fund. Fidelity Management Research Company is the investment adviser of the LSA Diversified Mid-Cap Fund. Goldman Sachs Asset Management, L.P. is the investment adviser of the LSA Capital Growth Fund. A I M Capital Management, Inc. is the investment adviser of the LSA Blue Chip Fund. ALFS, Inc., an affiliate of LSAAM, is the distributor of the LSA Funds. Investors Bank & Trust Company serves as custodian, transfer agent, fund accountant and administrator of the LSA Funds. Morgan Stanley & Co. Incorporated, an affiliate of the Adviser, is the distributor of the UIF Funds. JPMorgan Chase Bank, the Adviser and JPMorgan Investor Services Co., serve as custodian, administrator and sub-administrator, respectively, of the UIF Funds.

   For a more detailed discussion of the investment objective, policies and risks of each of the LSA Funds, see the LSA Funds' prospectus and statement of additional information dated May 1, 2003, as amended and/or supplemented, which have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus insofar as they relate to the LSA Funds participating in the Reorganizations. No other parts of the prospectus or statement of additional information are incorporated herein. Copies of the LSA Funds' prospectus and statement of additional information are available upon request and without charge by calling 1-800-632-3492 (for variable annuity contracts or variable life insurance policies held through Allstate Life Insurance Company), 1-800-865-5237 (for variable annuity contracts or variable life insurance policies held through Lincoln Benefit

Life Company), 1-800-755-5275 (for variable annuity contracts or variable life insurance policies held through Glenbrook Life and Annuity Company), 1-800-692-4682 (for variable annuity contracts or variable life insurance policies held through Allstate Life Insurance Company of New York), 1-800-203-0068 (for variable annuity contracts or variable life insurance policies held through Allstate Financial Group except New York) or 1-866-718-9824 (for variable annuity contracts or variable life insurance policies held through Allstate Financial Group--New York).

   For a more detailed discussion of the investment objective, policies and risks of the UIF Funds, see the UIF Funds' prospectuses dated May 1, 2003, as amended and/or supplemented, which have been filed with the SEC and are incorporated by reference herein and statement of additional information dated May 1, 2003, as amended and/or supplemented, which has been filed with the SEC and is incorporated by reference into the Proxy Statement/Prospectus insofar as they relate to the UIF Funds participating in the Reorganizations. No other parts of the statement of additional information are incorporated herein. Copies of the prospectuses for the UIF Funds accompany this Proxy Statement/Prospectus. Copies of the UIF Funds' statement of additional information are available upon request and without charge by calling 1-800-548-7786.

                               TABLE OF CONTENTS

                                                                      Page
                                     -                                ----
      Synopsis.......................................................   5
      UIF Equity Growth Portfolio--LSA Equity Growth Fund............   6
      UIF Equity Growth Portfolio--LSA Capital Growth Fund...........   9
      UIF Equity Growth Portfolio--LSA Blue Chip Fund................  11
      UIF U.S. Mid Cap Value Portfolio--LSA Mid Cap Value Fund.......  15
      UIF U.S. Mid Cap Value Portfolio--LSA Diversified Mid-Cap Fund.  17
      Performance....................................................  21
      Manager and Investment Advisers................................  25
      Portfolio Managers.............................................  26
      Investment Management Arrangements.............................  26
      Information Relating to the Reorganizations....................  27
      Material Federal Income Tax Consequences of the Reorganizations  28
      Capitalization.................................................  29
      Shareholder Rights.............................................  30
      Additional Information.........................................  31
      Board Considerations...........................................  33
      Voting Matters.................................................  34
      Other Business.................................................  36
      Contract Owner Inquiries.......................................  37

Exhibit A -- Form of Agreement and Plan of Reorganization (LSA Equity Growth Fund, LSA Capital Growth
             Fund, LSA Blue Chip Fund and LSA Mid Cap Value Fund)
Exhibit B -- Form of Agreement and Plan of Reorganization (LSA Diversified Mid-Cap Fund)
Exhibit C -- Management's Discussion of the UIF Equity Growth Portfolio's Performance
Exhibit D -- Management's Discussion of the UIF U.S. Mid Cap Value Portfolio's Performance
Exhibit E -- Management's Discussion of the LSA Equity Growth Fund's Performance
Exhibit F -- Management's Discussion of the LSA Capital Growth Fund's Performance
Exhibit G -- Management's Discussion of the LSA Blue Chip Fund's Performance
Exhibit H -- Management's Discussion of the LSA Mid Cap Value Fund's Performance
Exhibit I -- Management's Discussion of the LSA Diversified Mid-Cap Fund's Performance

                                   SYNOPSIS

   This Synopsis is designed to allow you to compare the current fees, investment objectives, policies and restrictions, and purchase, redemption and transfer procedures of each LSA Fund with those of its corresponding UIF Fund. Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information, please read the prospectus for each Fund.

The Reorganizations

   Background. Pursuant to the applicable Reorganization Plan (forms of which are attached hereto as Exhibits A and B), each LSA Fund will transfer all or substantially all of its assets and stated liabilities to the corresponding UIF Fund in exchange for shares of the UIF Fund. Each LSA Fund will distribute the UIF Fund shares that it receives to its shareholders in liquidation of that LSA Fund. Each LSA Fund will then be terminated as soon as practicable thereafter. As a result of the Reorganizations, shareholders of each LSA Fund will become shareholders of the corresponding UIF Fund.

   The Board of Trustees of the Trust, including the Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act, considered the proposed Reorganizations at meetings held on August 20, 2003, October 28, 2003 and December 3, 2003. After a thorough review of all aspects of the Reorganizations and for the reasons set forth below (see "Board Considerations"), the Board has determined that each Reorganization would be in the best interests of the applicable LSA Fund and its existing shareholders, and that the interests of existing shareholders would not be diluted as a result of the transactions contemplated by the Reorganization. The Board of Trustees of the Trust unanimously recommends that you vote for approval of your Reorganization.

   Material Federal Income Tax Consequences of the Reorganizations. The Reorganizations of the LSA Equity Growth Fund, LSA Capital Growth Fund, LSA Blue Chip Fund and the LSA Mid Cap Value Fund have each been structured as tax-free reorganizations for U.S. federal income tax purposes. Each Reorganization will not result in individual contract owners recognizing any gain or loss for federal income tax purposes.

   Although the LSA Diversified Mid-Cap Fund's Reorganization is not expected to qualify as a tax-free reorganization for U.S. federal income tax purposes, the Reorganization will not result in individual contract owners recognizing any gain or loss for federal income tax purposes because the interests in the LSA Diversified Mid-Cap Fund are held through variable annuity contracts or variable life insurance policies.

   Distributions. Before each Reorganization, each LSA Fund expects to distribute all of its net ordinary income and net capital gains, if any, to its shareholders.

   Special Considerations and Risk Factors. Although the investment objectives and policies of each UIF Fund and its corresponding LSA Fund are similar, there are some differences. Therefore, an investment in the UIF Fund may involve investment risks that differ in some respects to those of its corresponding LSA Fund. For a more complete discussion of the risks associated with the respective Funds, see "PRINCIPAL RISKS" below.

The Trust and UIF

   The Trust, an open-end management investment company, which offers redeemable shares in different series, was organized as a Delaware business trust (now known as a Delaware statutory trust) on March 2, 1999. Each LSA Fund is a series of the Trust, which offers one class of shares.

   UIF, an open-end management investment company, which offers redeemable shares in different series, was organized as a Maryland corporation on March 26, 1996. Each UIF Fund is a series of UIF, which offers one or two classes of shares, Class I and/or Class II shares. Only the Class I shares of the UIF Funds are participating in the Reorganizations.

              UIF EQUITY GROWTH PORTFOLIO--LSA EQUITY GROWTH FUND

Fees and Expenses

   The following comparative fee table shows the fees for each Fund as of June 30, 2003. The pro forma tables show the UIF Equity Growth Portfolio's fees assuming that the Reorganization is approved, assuming that the LSA Capital Growth Fund's reorganization is also approved, assuming that the LSA Blue Chip Fund's reorganization is also approved and assuming that all three LSA Fund reorganizations with the UIF Equity Growth Portfolio are approved. The table does not reflect fees associated with a separate account that invests in the Funds or any variable annuity or variable life insurance contract for which the Funds are investment options.

Fund Expenses

   Shareholders in the Funds do not pay any sales loads, redemption or exchange fees, but do indirectly bear Annual Portfolio Operating Expenses, which vary from year to year.

                           ANNUAL OPERATING EXPENSES
                    (As a Percentage of Average Net Assets)

                                                                           Pro Forma--    Pro Forma--
                                                                            UIF Equity     UIF Equity
                                                                              Growth         Growth
                                                             Pro Forma--   Portfolio--    Portfolio--     Pro Forma--
                                                             UIF Equity    Class I, LSA   Class I, LSA    UIF Equity
                                                               Growth         Equity         Equity         Growth
                                 UIF Equity                  Portfolio--   Growth Fund    Growth Fund     Portfolio--
                                   Growth                    Class I and     and LSA        and LSA       Class I and
                                 Portfolio--   LSA Equity    LSA Equity      Capital       Blue Chip     all three LSA
                                   Class I     Growth Fund   Growth Fund   Growth Fund        Fund           Funds
                                 -----------   -----------   -----------   ------------   ------------   -------------
Management Fees.................    0.55%/(1)/    0.95%         0.55%          0.55%          0.55%          0.55%
Other Expenses..................    0.40%         2.73%         0.38%          0.37%          0.37%          0.36%
                                    ----          ----          ----           ----           ----           ----
Total Annual Portfolio Operating
 Expenses.......................    0.95%/(1)/    3.68%/(2)/    0.93%/(1)/     0.92%/(1)/     0.92%/(1)/     0.91%/(1)/

--------
(1)The table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the UIF Equity Growth Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 0.85%. In determining the actual amount of voluntary management fee waiver and/or expense reimbursement, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were incurred, the UIF Equity Growth Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratio shown above. Fee waivers and expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.
(2)LSAAM has agreed to reduce its fees or reimburse the LSA Equity Growth Fund's expenses so that the Fund will not incur expenses (excluding interest, taxes, brokerage commissions or extraordinary expenses) that exceed the amount of its management fee plus 0.30% of the average daily net assets ("operating expense limit"). LSAAM is contractually obligated to continue this arrangement through April 30, 2004. These fee reductions or expense reimbursements can decrease a Fund's expenses and therefore increase its performance. Under certain circumstances, LSAAM may recapture any amounts waived or reimbursed provided the Fund remains within its operating expense limit. The amount of LSAAM's fee reduction/expense reimbursement is calculated after giving effect to expense reduction received through the Fund's participation in directed brokerage/commission recapture arrangements. LSAAM anticipates that it will not continue to reduce fees or reimburse expenses after April 30, 2004. This contractual reimbursement is not reflected in the table above.

                                    EXAMPLE

   The following table is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same, except that the operating expense limit between LSAAM and the LSA Equity Growth Fund described in the table above is only in effect through April 30, 2004. The table does not reflect fees associated with a separate account that invests in the Funds or any variable annuity or variable life insurance contract for which the Funds are investment options.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                                                  1 Year 3 Years 5 Years 10 Years
----                                                                  ------ ------- ------- --------
UIF Equity Growth Portfolio--Class I.................................  $ 97  $  303  $  525   $1,166
LSA Equity Growth Fund...............................................  $370  $1,126  $1,902   $3,932
Pro Forma--UIF Equity Growth Portfolio--Class I and LSA Equity Growth
  Fund...............................................................  $ 95  $  296  $  515   $1,143
Pro Forma--UIF Equity Growth Portfolio--Class I, LSA Equity Growth
  Fund and LSA Capital Growth Fund...................................  $ 94  $  293  $  509   $1,131
Pro Forma--UIF Equity Growth Portfolio--Class I, LSA Equity Growth
  Fund and LSA Blue Chip Fund........................................  $ 94  $  293  $  509   $1,131
Pro Forma--UIF Equity Growth Portfolio--Class I and all three LSA
  Funds..............................................................  $ 93  $  290  $  504   $1,120

Investment Objectives, Policies and Restrictions

   This section will help you compare the investment objectives and principal investment strategies of the UIF Equity Growth Portfolio with those of the LSA Equity Growth Fund. Please be aware that this is only a brief discussion. More complete information may be found in the Funds' prospectuses.

   The LSA Equity Growth Fund is managed by the same management team using the same investment style as the UIF Equity Growth Portfolio. As a result, the LSA Equity Growth Fund and the UIF Equity Growth Portfolio have substantially similar investment objectives and policies and generally hold the same securities. In addition, the investment adviser investing the assets and portfolio managers will not change.

   The Funds have the same investment objective and invest in substantially similar types of securities. Each Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies. The LSA Equity Growth Fund's investment objective may be changed without a shareholder vote. Each Fund invests primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets. Each Fund normally invests at least 80% of its net assets in equity securities. The UIF Equity Growth Portfolio invests primarily in companies with market capitalizations of generally $10 billion or more that the Adviser believes exhibit strong free cash flow and earnings growth. For UIF, the Adviser emphasizes individual security selection. The LSA Equity Growth Fund also invests primarily in companies of generally $10 billion or more. Both Funds may also invest in smaller companies. While each Fund may invest in securities of foreign companies, the LSA Equity Growth Fund may only invest up to 25% of its assets in foreign securities.

   For UIF, the Adviser follows a flexible investment program in looking for companies with above-average capital appreciation potential. The Adviser focuses on companies believed to have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. The Adviser studies company developments, including business strategy, management focus and financial results in seeking to identify companies with earnings growth and business momentum. Valuation is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

   The LSA Equity Growth Fund may use derivatives to hedge investments and potential investments, manage risks or to manage interest or currency-sensitive assets. The UIF Equity Growth Portfolio may use derivatives for hedging and non-hedging purposes. In addition, each Fund may take temporary defensive positions that depart from its principal investment strategies in response to adverse market economic, political or other conditions. During these times, a Fund may not achieve its investment objective. Consistent with its investment objective, each Fund purchases and sells securities without regard to the effect on portfolio turnover.

   The Funds have substantially similar fundamental investment policies which may not be changed without a shareholder vote.

Risk Factors

   Because both Funds invest in growth-oriented equity securities of large capitalization companies, an investment in the UIF Equity Growth Portfolio is subject to the same risks as an investment in the LSA Equity Growth Fund. Both Funds are subject to the price volatility risks associated with all investments in equity securities. The prices of equity securities rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). You can lose money over the short or even long term.

   Each Fund is also subject to the risk that returns from stocks of large capitalization companies or growth companies may not perform as well as other types of investments. Poor stock selection may also cause either Fund to underperform when compared with other funds with similar objectives. In addition, each Fund's foreign investments may be subject to fluctuations in foreign currency values, adverse political or economic events, greater market volatility and lower liquidity. To the extent either Fund has high portfolio turnover (e.g., over 100% per year), the Fund will incur additional transaction costs and could have lower performance.

   Each Fund is also subject to the risks of derivatives. The primary risks of derivatives are: (i) changes in the market value of securities held by the Funds and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Funds to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. There may be greater risks associated with the UIF Equity Growth Portfolio's use of derivatives for non-hedging purposes.

   To minimize this risk, the UIF Equity Growth Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the UIF Equity Growth Portfolio may invest in certain derivatives that require the UIF Equity Growth Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the UIF Equity Growth Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the UIF Equity Growth Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

   Hedging the UIF Equity Growth Portfolio's currency risks involves the risk of mismatching the UIF Equity Growth Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

             UIF EQUITY GROWTH PORTFOLIO--LSA CAPITAL GROWTH FUND

Fees and Expenses

   The following comparative fee table shows the fees for each Fund as of June 30, 2003. The pro forma tables show the UIF Equity Growth Portfolio's fees assuming that the Reorganization is approved, assuming that the LSA Equity Growth Fund reorganization is also approved, assuming that the LSA Blue Chip Fund reorganization is also approved and assuming that all three LSA Fund reorganizations with the UIF Equity Growth Portfolio are approved. The table does not reflect fees associated with a separate account that invests in the Funds or any variable annuity or variable life insurance contract for which the Funds are investment options.

                                 Fund Expenses

   Shareholders in the Funds do not pay any sales loads, redemption or exchange fees, but do indirectly bear Annual Portfolio Operating Expenses, which vary from year to year.

                           ANNUAL OPERATING EXPENSES
                    (As a Percentage of Average Net Assets)

                                                                           Pro Forma--
                                                                            UIF Equity    Pro Forma--
                                                                              Growth       UIF Equity
                                                             Pro Forma--   Portfolio--       Growth
                                                             UIF Equity    Class I, LSA   Portfolio--     Pro Forma--
                                                               Growth        Capital      Class I, LSA    UIF Equity
                                                             Portfolio--      Growth        Capital         Growth
                                 UIF Equity                  Class I and     Fund and        Growth       Portfolio--
                                   Growth      LSA Capital   LSA Capital    LSA Equity      Fund and      Class I and
                                 Portfolio--     Growth        Growth         Growth        LSA Blue     all three LSA
                                   Class I        Fund          Fund           Fund        Chip Fund         Funds
                                 -----------   -----------   -----------   ------------   ------------   -------------
Management Fees.................    0.55%/(1)/    0.85%         0.55%          0.55%          0.55%          0.55%
Other Expenses..................    0.40%         2.23%         0.38%          0.37%          0.37%          0.36%
                                    ----          ----          ----           ----           ----           ----
Total Annual Portfolio Operating
 Expenses.......................    0.95%/(1)/    3.08%/(2)/    0.93%/(1)/     0.92%/(1)/     0.92%/(1)/     0.91%/(1)/

--------
(1)The table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the UIF Equity Growth Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 0.85%. In determining the actual amount of voluntary management fee waiver and/or expense reimbursement, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were incurred, the UIF Equity Growth Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratio shown above. Fee waivers and expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.
(2)LSAAM has agreed to reduce its fees or reimburse the LSA Capital Growth Fund's expenses so that the Fund will not incur expenses (excluding interest, taxes, brokerage commissions or extraordinary expenses) that exceed the amount of its management fee plus 0.30% of the average daily net assets ("operating expense limit"). LSAAM is contractually obligated to continue this arrangement through April 30, 2004. These fee reductions or expense reimbursements can decrease a Fund's expenses and therefore increase its performance. Under certain circumstances, LSAAM may recapture any amounts waived or reimbursed provided the Fund remains within its operating expense limit. The amount of LSAAM's fee reduction/expense reimbursement is calculated after giving effect to expense reduction received through the Fund's participation in directed brokerage/commission recapture arrangements. LSAAM anticipates that it will not continue to reduce fees or reimburse expenses after April 30, 2004. This contractual reimbursement is not reflected in the table above.

                                    EXAMPLE

   The following table is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same, except that the operating expense limit between LSAAM and the LSA Capital Growth Fund described in the table above is only in effect through April 30, 2004. The table does not reflect fees associated with a separate account that invests in the Funds or any variable annuity or variable life insurance contract for which the Funds are investment options.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                                                   1 Year 3 Years 5 Years 10 Years
----                                                                   ------ ------- ------- --------
UIF Equity Growth Portfolio--Class I..................................  $ 97   $303   $  525   $1,166
LSA Capital Growth Fund...............................................  $311   $951   $1,616   $3,392
Pro Forma--UIF Equity Growth Portfolio--Class I and LSA Capital Growth
  Fund................................................................  $ 95   $296   $  515   $1,143
Pro Forma--UIF Equity Growth Portfolio--Class I, LSA Capital Growth
  Fund and LSA Equity Growth Fund.....................................  $ 94   $293   $  509   $1,131
Pro Forma--UIF Equity Growth Portfolio--Class I, LSA Capital Growth
  Fund and LSA Blue Chip Fund.........................................  $ 94   $293   $  509   $1,131
Pro Forma--UIF Equity Growth Portfolio--Class I and all three LSA
  Funds...............................................................  $ 93   $290   $  504   $1,120

Investment Objectives, Policies and Restrictions

   This section will help you compare the investment objectives and principal investment strategies of the UIF Equity Growth Portfolio with those of the LSA Capital Growth Fund. Please be aware that this is only a brief discussion. More complete information may be found in the Funds' prospectuses.

   While the Funds have similar investment objectives and invest in similar types of securities, there are some differences. The UIF Equity Growth Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies. The LSA Capital Growth Fund seeks long-term growth of capital by investing in a diversified portfolio of equity securities. The LSA Capital Growth Fund's investment objective may be changed without a shareholder vote. The UIF Equity Growth Portfolio invests primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets. The LSA Capital Growth Fund invests in a diversified portfolio of equity securities (mainly common stocks) of companies that its investment adviser believes have long-term capital appreciation potential. While the UIF Equity Growth Portfolio normally invests at least 80% of its assets in equity securities, the LSA Capital Growth Fund normally invests 90% of its net assets (including borrowings for investment purposes) in equity securities. While the UIF Equity Growth Portfolio invests primarily in companies with market capitalizations of generally $10 billion or more that the Adviser believes exhibit strong free cash flow and earnings growth, the LSA Capital Growth Fund has no specific policy with regard to market capitalization. For UIF, the Adviser emphasizes individual security selection. While each Fund may invest in foreign securities, the LSA Capital Growth Fund may only invest up to 10% of its assets in foreign securities.

   In selecting growth companies for the UIF Equity Growth Portfolio, the Adviser follows a flexible investment program in looking for companies with above-average capital appreciation potential. The Adviser focuses on companies believed to have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. The Adviser studies company developments, including business strategy, management focus and financial results in seeking to identify companies with earnings growth and business momentum. Valuation is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria. In selecting growth securities for the LSA Capital Growth Fund, its investment adviser primarily seeks companies it believes to be strategically positioned for long-term growth.

   The LSA Capital Growth Fund may use derivatives to hedge investments and potential investments, manage risks or to manage interest or currency-sensitive assets. The UIF Equity Growth Portfolio may use derivatives for hedging and non-hedging purposes. In addition, each Fund may take temporary defensive positions that depart from its principal investment strategies in response to adverse market economic, political or other conditions. During these times, a Fund may not achieve its investment objective. Consistent with its investment objective, the UIF Equity Growth Portfolio purchases and sells securities without regard to the effect on portfolio turnover.

   The Funds have substantially similar fundamental investment policies which may not be changed without a shareholder vote.

Risk Factors

   Because the UIF Equity Growth Portfolio's investment objective is similar to that of the LSA Capital Growth Fund and both Funds invest in equity securities of growth companies, an investment in the UIF Equity Growth Portfolio is subject to many of the same risks as an investment in the LSA Capital Growth Fund. Both Funds are subject to the price volatility risks associated with all investments in equity securities. The prices of equity securities rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). You can lose money over the short or even long term.

   Each Fund is also subject to the risk that returns from stocks of growth companies may not perform as well as other types of investments. Poor stock selection may also cause either Fund to underperform when compared with other funds with similar objectives. In addition, each Fund's foreign investments may be subject to fluctuations in foreign currency values, adverse political or economic events, greater market volatility and lower liquidity. To the extent the UIF Equity Growth Portfolio has high portfolio turnover (e.g., over 100% per year), it will incur additional transaction costs and could have lower performance.

   Each Fund is also subject to the risks of derivatives. The primary risks of derivatives are: (i) changes in the market value of securities held by the Funds and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Funds to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. There may be greater risks associated with the UIF Equity Growth Portfolio's use of derivatives for non-hedging purposes.

   To minimize this risk, the UIF Equity Growth Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the UIF Equity Growth Portfolio may invest in certain derivatives that require the UIF Equity Growth Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the UIF Equity Growth Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the UIF Equity Growth Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

   Hedging the UIF Equity Growth Portfolio's currency risks involves the risk of mismatching the UIF Equity Growth Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

                UIF EQUITY GROWTH PORTFOLIO--LSA BLUE CHIP FUND


Fees and Expenses

   The following comparative fee table shows the fees for each Fund as of June 30, 2003. The pro forma tables show the UIF Equity Growth Portfolio's fees assuming that the Reorganization is approved, assuming that the

LSA Equity Growth Fund reorganization is also approved, assuming that the LSA Capital Growth Fund reorganization is also approved and assuming that all three LSA Fund reorganizations with the UIF Equity Growth Portfolio are approved. The table does not reflect fees associated with a separate account that invests in the Funds or any variable annuity or variable life insurance contract for which the Funds are investment options.

                                 Fund Expenses

   Shareholders in the Funds do not pay any sales loads, redemption or exchange fees, but do indirectly bear Annual Portfolio Operating Expenses, which vary from year to year.

                           ANNUAL OPERATING EXPENSES
                    (As a Percentage of Average Net Assets)

                                                                           Pro Forma--    Pro Forma--
                                                                            UIF Equity     UIF Equity
                                                                              Growth         Growth
                                                            Pro Forma--    Portfolio--    Portfolio--     Pro Forma--
                                                             UIF Equity    Class I, LSA   Class I, LSA    UIF Equity
                                     UIF                       Growth       Blue Chip      Blue Chip        Growth
                                   Equity                   Portfolio---     Fund and       Fund and      Portfolio--
                                   Growth                   Class I and     LSA Equity    LSA Capital     Class I and
                                 Portfolio--   LSA Blue       LSA Blue        Growth         Growth      all three LSA
                                   Class I     Chip Fund     Chip Fund         Fund           Fund           Funds
                                 -----------   ---------    ------------   ------------   ------------   -------------
Management Fees.................    0.55%/(1)/   0.90%          0.55%          0.55%          0.55%          0.55%
Other Expenses..................    0.40%        3.34%          0.38%          0.37%          0.37%          0.36%
                                    ----         ----           ----           ----           ----           ----
Total Annual Portfolio Operating
 Expenses.......................    0.95%/(1)/   4.20%/(2)/     0.93%/(1)/     0.92%/(1)/     0.92%/(1)/     0.91%/(1)/

--------
(1)The table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the UIF Equity Growth Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 0.85%. In determining the actual amount of voluntary management fee waiver and/or expense reimbursement, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were incurred, the UIF Equity Growth Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratio shown above. Fee waivers and expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.
(2)LSAAM has agreed to reduce its fees or reimburse the LSA Blue Chip Fund's expenses so that the Fund will not incur expenses (excluding interest, taxes, brokerage commissions or extraordinary expenses) that exceed the amount of its management fee plus 0.30% of the average daily net assets ("operating expense limit"). LSAAM is contractually obligated to continue this arrangement through April 30, 2004. These fee reductions or expense reimbursements can decrease a Fund's expenses and therefore increase its performance. Under certain circumstances, LSAAM may recapture any amounts waived or reimbursed provided the Fund remains within its operating expense limit. The amount of LSAAM's fee reduction/expense reimbursement is calculated after giving effect to expense reduction received through the Fund's participation in directed brokerage/commission recapture arrangements. LSAAM anticipates that it will not continue to reduce fees or reimburse expenses after April 30, 2004. This contractual reimbursement is not reflected in the table above.

                                    EXAMPLE

   The following table is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same, except that the operating expense limit between LSAAM and the LSA Blue Chip Fund described in the table above is only in effect through April 30, 2004. The table does not reflect fees associated with a separate account that invests in the Funds or any variable annuity or variable life insurance contract for which the Funds are investment options.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                                                1 Year 3 Years 5 Years 10 Years
----                                                                ------ ------- ------- --------
UIF Equity Growth Portfolio--Class I...............................  $ 97  $  303  $  525   $1,166
LSA Blue Chip Fund.................................................  $422  $1,275  $2,142   $4,372
Pro Forma--UIF Equity Growth Portfolio--Class I and LSA Blue Chip
  Fund.............................................................  $ 95  $  296  $  515   $1,143
Pro Forma--UIF Equity Growth Portfolio--Class I, LSA Blue Chip Fund
  and LSA Equity Growth Fund.......................................  $ 94  $  293  $  509   $1,131
Pro Forma--UIF Equity Growth Portfolio--Class I, LSA Blue Chip Fund
  and LSA Capital Growth Fund......................................  $ 94  $  293  $  509   $1,131
Pro Forma--UIF Equity Growth Portfolio--Class I and all three LSA
  Funds............................................................  $ 93  $  290  $  504   $1,120

Investment Objectives, Policies and Restrictions

   This section will help you compare the investment objectives and principal investment strategies of the UIF Equity Growth Portfolio with those of the LSA Blue Chip Fund. Please be aware that this is only a brief discussion. More complete information may be found in the Funds' prospectuses.

   While the Funds have similar investment objectives and invest in similar types of securities, there are some differences. The UIF Equity Growth Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies. The LSA Blue Chip Fund seeks long-term growth of capital, with current income as a secondary objective, by investing primarily in equity securities of blue chip companies. The LSA Blue Chip Fund's investment objective may be changed without a shareholder vote. The UIF Equity Growth Portfolio invests primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets. While the UIF Equity Growth Portfolio normally invests at least 80% of its assets in equity securities, the LSA Blue Chip Fund normally invests at least 80% of net assets (including borrowings for investment purposes) in equity securities of blue chip companies, which are primarily common stocks and includes convertible securities and synthetic instruments (such as warrants, futures, options, exchange-traded funds and ADRs). The LSA Blue Chip Fund considers blue chip companies to be large and medium sized companies (i.e., companies with market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000(R) Index during the most recent 11-month period, based on month-end data, plus the most recent data during the current month) with leading market positions and which possess certain market and financial characteristics. The UIF Equity Growth Portfolio invests primarily in companies with market capitalizations of generally $10 billion or more that the Adviser believes exhibit strong free cash flow and earnings growth. For UIF, the Adviser emphasizes individual security selection. While each Fund may invest in foreign securities, the LSA Blue Chip Fund may only invest up to 25% of its assets in foreign securities.

   In selecting growth companies for the UIF Equity Growth Portfolio, the Adviser follows a flexible investment program in looking for companies with above-average capital appreciation potential. The Adviser focuses on companies believed to have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. The Adviser studies company developments, including business strategy, management focus and financial results in seeking to identify companies with earnings growth and business momentum. Valuation is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria. In selecting blue chip companies for the LSA Blue Chip Fund, its investment adviser seeks companies which occupy or have the potential to occupy leading market positions that are expected to be maintained over time and that possess certain financial attributes. The LSA Blue Chip Fund's portfolio managers consider whether to sell a particular security when they believe the security no longer has the potential for above average growth. When the portfolio managers believe securities other than marketable equity securities offer the opportunity for long-term growth of capital and current income, the LSA Blue Chip Fund may invest in U.S. government securities and high-quality debt securities.

   The LSA Blue Chip Fund may use derivatives to hedge investments and potential investments, manage risks or to manage interest or currency-sensitive assets. The UIF Equity Growth Portfolio may use derivatives for hedging and non-hedging purposes. In addition, each Fund may take temporary defensive positions that depart from its principal investment strategies in response to adverse market economic, political or other conditions. During these times, a Fund may not achieve its investment objective. Consistent with its investment objective, the UIF Equity Growth Portfolio purchases and sells securities without regard to the effect on portfolio turnover.

   The Funds have substantially similar fundamental investment policies which may not be changed without a shareholder vote.

Risk Factors

   Because the UIF Equity Growth Portfolio's investment objective is similar to that of the LSA Blue Chip Fund and both Funds invest in equity securities, an investment in the UIF Equity Growth Portfolio is subject to many of the same risks as an investment in the LSA Blue Chip Fund. Both Funds are subject to the price volatility risks associated with all investments in equity securities. The prices of equity securities rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). You can lose money over the short or even long term.

   Each Fund is also subject to the risk that returns from stocks of large capitalization companies or growth companies may not perform as well as other types of investments. The LSA Blue Chip Fund is subject to the additional risks associated with investing in securities of medium sized companies, which may be less marketable, have more volatile prices, have higher transaction costs and be more difficult to price than securities of large sized companies. Poor stock selection may also cause either Fund to underperform when compared with other funds with similar objectives. In addition, each Fund's foreign investments may be subject to fluctuations in foreign currency values, adverse political or economic events, greater market volatility and lower liquidity. To the extent the UIF Equity Growth Portfolio has high portfolio turnover (e.g., over 100% per year), it will incur additional transaction costs and could have lower performance.

   Each Fund is also subject to the risks of derivatives. The primary risks of derivatives are: (i) changes in the market value of securities held by the Funds and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Funds to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. There may be greater risks associated with the UIF Equity Growth Portfolio's use of derivatives for non-hedging purposes.

   To minimize this risk, the UIF Equity Growth Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the UIF Equity Growth Portfolio may invest in certain derivatives that require the UIF Equity Growth Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the UIF Equity Growth Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the UIF Equity Growth Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

   Hedging the UIF Equity Growth Portfolio's currency risks involves the risk of mismatching the UIF Equity Growth Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

           UIF U.S. MID CAP VALUE PORTFOLIO--LSA MID CAP VALUE FUND

Fees and Expenses

   The following comparative fee table shows the fees for each Fund as of June 30, 2003. The pro forma tables show the UIF U.S. Mid Cap Value Portfolio's fees assuming that the Reorganization is approved and assuming that the LSA Diversified Mid-Cap Fund reorganization with the UIF U.S. Mid Cap Value Portfolio is also approved. The table does not reflect fees associated with a separate account that invests in the Funds or any variable annuity or variable life insurance contract for which the Funds are investment options.

                                 Fund Expenses

   Shareholders in the Funds do not pay any sales loads, redemption or exchange fees, but do indirectly bear Annual Portfolio Operating Expenses, which vary from year to year.

                           ANNUAL OPERATING EXPENSES
                    (As a Percentage of Average Net Assets)

                                                                                    Pro Forma--UIF
                                                                                     U.S. Mid Cap
                                                                    Pro Forma--    Value Portfolio--
                                                                 UIF U.S. Mid Cap  Class I, LSA Mid
                                                                 Value Portfolio--  Cap Value Fund
                                 UIF U.S. Mid Cap                 Class I and LSA       and LSA
                                 Value Portfolio-- LSA Mid Cap     Mid Cap Value   Diversified Mid-
                                      Class I      Value Fund          Fund            Cap Fund
                                 ----------------- -----------   ----------------- -----------------
Management Fees.................       0.75%/(1)/     0.85%            0.75%             0.75%
Other Expenses..................       0.39%          1.58%            0.37%             0.37%
                                       ----           ----             ----              ----
Total Annual Portfolio Operating
  Expenses......................       1.14%/(1)/     2.43%/(2)/       1.12%/(1)/        1.12%/(1)/

--------
(1)The table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the UIF U.S. Mid Cap Value Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 1.05%. In determining the actual amount of voluntary management fee waivers and/or expense reimbursements for the UIF U.S. Mid Cap Value Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the UIF U.S. Mid Cap Value Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown above. Fee waivers and expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.
(2)LSAAM has agreed to reduce its fees or reimburse the LSA Mid Cap Value Fund's expenses so that the Fund will not incur expenses (excluding interest, taxes, brokerage commissions or extraordinary expenses) that exceed the amount of its management fee plus 0.30% of the average daily net assets ("operating expense limit"). LSAAM is contractually obligated to continue this arrangement through April 30, 2004. These fee reductions or expense reimbursements can decrease a Fund's expenses and therefore increase its performance. Under certain circumstances, LSAAM may recapture any amounts waived or reimbursed provided the Fund remains within its operating expense limit. The amount of LSAAM's fee reduction/expense reimbursement is calculated after giving effect to expense reduction received through the Fund's participation in directed brokerage/commission recapture arrangements. LSAAM anticipates that it will not continue to reduce fees or reimburse expenses after April 30, 2004. This contractual reimbursement is not reflected in the table above.

                                    EXAMPLE

   The following table is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same, except that the operating expense limit between LSAAM and the LSA Mid Cap Value Fund described in the table above is only in effect through April 30, 2004. The table does not reflect fees associated with a separate account that invests in the Funds or any variable annuity or variable life insurance contract for which the Funds are investment options.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                                                 1 Year 3 Years 5 Years 10 Years
----                                                                 ------ ------- ------- --------
UIF U.S. Mid Cap Value Portfolio--Class I...........................  $116   $362   $  628   $1,386
LSA Mid Cap Value Fund..............................................  $246   $758   $1,296   $2,766
Pro Forma--UIF U.S. Mid Cap Value Portfolio--Class I and LSA Mid Cap
  Value Fund........................................................  $114   $356   $  617   $1,363
Pro Forma--UIF U.S. Mid Cap Value Portfolio--Class I, LSA Mid Cap
  Value Fund and LSA Diversified Mid-Cap Fund.......................  $114   $356   $  617   $1,363

Investment Objectives, Policies and Restrictions

   This section will help you compare the investment objectives and principal investment strategies of the UIF U.S. Mid Cap Value Portfolio with those of the LSA Mid Cap Value Fund. Please be aware that this is only a brief discussion. More complete information may be found in the Funds' prospectuses.

   While the Funds have similar investment objectives and invest in similar types of securities, there are some differences. The UIF U.S. Mid Cap Value Portfolio seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities. The LSA Mid Cap Value Fund seeks long-term growth of capital by investing primarily in equity securities of companies with medium market capitalizations. The LSA Mid Cap Value Fund's investment objective may be changed without a shareholder vote. The UIF U.S. Mid Cap Value Portfolio normally invests at least 80% of its assets in equity securities of companies traded on a U.S. securities exchange with capitalizations within the range of the companies included in the Russell Midcap Value Index. As of June 30, 2003, these market capitalizations range between $462.44 million and $10.38 billion. The LSA Mid Cap Value Fund normally invests at least 80% of its assets (including borrowings for investment purposes) in equity securities of mid cap companies, which the Adviser generally defines as those companies whose market capitalization is similar to the market capitalization of companies in the S&P MidCap 400 Index or the Russell Midcap Index. Each Fund may invest in foreign securities. The UIF U.S. Mid Cap Value Portfolio may invest up to 20% of its total assets in securities of foreign issuers, which does not apply to securities of foreign companies that are listed in the United States on a national exchange. The LSA Mid Cap Value Fund may invest up to 25% of its assets in foreign securities.

   In selecting securities for the UIF U.S. Mid Cap Value Portfolio, the Adviser seeks attractively valued companies experiencing a change that the Adviser believes could have a positive impact on a company's outlook, such as a change in management, industry dynamics or operational efficiency. In determining whether securities of the UIF U.S. Mid Cap Value Portfolio should be sold, the Adviser considers factors such as appreciation to fair value, fundamental change in the company or changes in economic or market trends. The LSA Mid Cap Value Fund invests in mid cap companies the Adviser believes are selling below their intrinsic value and offer the opportunity for growth of capital. The LSA Mid Cap Value Fund emphasizes a "value" style of investing focusing on those companies with strong fundamentals, consistent track records, growth prospects and attractive valuations.

   The LSA Mid Cap Value Fund may use derivatives to hedge investments and potential investments, manage risks or to manage interest or currency-sensitive assets. The UIF U.S. Mid Cap Value Portfolio may use derivatives for hedging and non-hedging purposes. In addition, each Fund may take temporary defensive positions that depart from its principal investment strategies in response to adverse market economic, political or other conditions. During these times, a Fund may not achieve its investment objective. Consistent with their investment objectives, each Fund purchases and sells securities without regard to the effect on portfolio turnover.

   The Funds have substantially similar fundamental investment policies which may not be changed without a shareholder vote.

Risk Factors

   Because both Funds use a value style and invest in equity securities of mid cap companies, an investment in the UIF U.S. Mid Cap Value Portfolio is subject to the same risks as an investment in the LSA Mid Cap Value Fund. Both Funds are subject to the price volatility risks associated with all investments in equity securities. The prices of equity securities rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). You can lose money over the short or even long term.

   Each Fund is also subject to the risk that returns from stocks of mid cap companies may not perform as well as other types of investments. Investment in mid cap companies may involve greater risks than investments in larger, more established companies. The securities issued by mid cap companies may be less liquid and their prices subject to more abrupt or erratic price movements. In addition, mid cap companies may have more limited markets, financial resources and product lines and may lack the depth of larger companies. The Adviser's perception that a stock is under- or over-valued may not be accurate and may not be realized, and poor stock selection may cause either Fund to underperform when compared with other funds with similar objectives. In addition, each Fund's foreign investments may be subject to fluctuations in foreign currency values, adverse political or economic events, greater market volatility and lower liquidity. To the extent either Fund has high portfolio turnover (e.g., over 100% per year), the Fund will incur additional transaction costs and could have lower performance.

   Each Fund is also subject to the risks of derivatives. The primary risks of derivatives are: (i) changes in the market value of securities held by the Funds and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Funds to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. There may be greater risks associated with the UIF Equity Growth Portfolio's use of derivatives for non-hedging purposes.

        UIF U.S. MID CAP VALUE PORTFOLIO--LSA DIVERSIFIED MID-CAP FUND


Fees and Expenses

   The following comparative fee table shows the fees for each Fund as of June 30, 2003. The pro forma tables show the UIF U.S. Mid Cap Value Portfolio's fees assuming that the Reorganization is approved and assuming that the LSA Mid Cap Value Fund reorganization with the UIF U.S. Mid Cap Value Portfolio is also approved. The table does not reflect fees associated with a separate account that invests in the Funds or any variable annuity or variable life insurance contract for which the Funds are investment options.

                                 Fund Expenses

   Shareholders in the Funds do not pay any sales loads, redemption or exchange fees, but do indirectly bear Annual Portfolio Operating Expenses, which vary from year to year.

                           ANNUAL OPERATING EXPENSES
                    (As a Percentage of Average Net Assets)

                                                                                            Pro Forma--
                                                                       Pro Forma--     UIF U.S. Mid Cap Value
                                                                    UIF U.S. Mid Cap    Portfolio--Class I,
                                                                    Value Portfolio--     LSA Diversified
                                 UIF U.S. Mid Cap                    Class I and LSA      Mid-Cap Fund and
                                 Value Portfolio-- LSA Diversified Diversified Mid-Cap   LSA Mid Cap Value
                                      Class I       Mid-Cap Fund          Fund                  Fund
                                 ----------------- --------------- ------------------- ----------------------
Management Fees.................       0.75%/(1)/       0.90%             0.75%                 0.75%
Other Expenses..................       0.39%            3.25%             0.38%                 0.37%
                                       ----             ----              ----                  ----
Total Annual Portfolio Operating
  Expenses......................       1.14%/(1)/       4.15%/(2)/        1.13%/(1)/            1.12%/(1)/

--------
(1)The table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the UIF U.S. Mid Cap Value Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 1.05%. In determining the actual amount of voluntary management fee waivers and/or expense reimbursements for the UIF U.S. Mid Cap Value Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the UIF U.S. Mid Cap Value Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown above. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.
(2)LSAAM has agreed to reduce its fees or reimburse the LSA Diversified Mid-Cap Fund's expenses so that the Fund will not incur expenses (excluding interest, taxes, brokerage commissions or extraordinary expenses) that exceed the amount of its management fee plus 0.30% of the average daily net assets ("operating expense limit"). LSAAM is contractually obligated to continue this arrangement through April 30, 2004. These fee reductions or expense reimbursements can decrease a Fund's expenses and therefore increase its performance. Under certain circumstances, LSAAM may recapture any amounts waived or reimbursed provided the Fund remains within its operating expense limit. The amount of LSAAM's fee reduction/expense reimbursement is calculated after giving effect to expense reduction received through the Fund's participation in directed brokerage/commission recapture arrangements. LSAAM anticipates that it will not continue to reduce fees or reimburse expenses after April 30, 2004. This contractual reimbursement is not reflected in the table above.

                                    EXAMPLE

   The following table is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same, except that the operating expense limit between LSAAM and the LSA Diversified Mid-Cap Fund described in the table above is only in effect through April 30, 2004. The table does not reflect fees associated with a separate account that invests in the Funds or any variable annuity or variable life insurance contract for which the Funds are investment options.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                Fund                                  1 Year 3 Years 5 Years 10 Years
                                ----                                  ------ ------- ------- --------
UIF U.S. Mid Cap Value Portfolio--Class I............................  $116  $  362  $  628   $1,386
LSA Diversified Mid-Cap Fund.........................................  $417  $1,261  $2,120   $4,331
Pro Forma--UIF U.S. Mid Cap Value Portfolio--Class I and LSA
  Diversified Mid Cap Fund...........................................  $115  $  359  $  622   $1,375
Pro Forma--UIF U.S. Mid Cap Value Portfolio--Class I, LSA Diversified
  Mid-Cap Fund and LSA Mid Cap Value Fund............................  $114  $  356  $  617   $1,363

Investment Objectives, Policies and Restrictions

   This section will help you compare the investment objectives and principal investment strategies of the UIF U.S. Mid Cap Value Portfolio with those of the LSA Diversified Mid-Cap Fund. Please be aware that this is only a brief discussion. More complete information may be found in the Funds' prospectuses.

   While the Funds have similar investment objectives and invest in similar types of securities, there are some differences. The UIF U.S. Mid Cap Value Portfolio seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities. The LSA Diversified Mid-Cap Fund seeks long-term growth of capital by investing in securities of companies with medium market capitalizations. The LSA Diversified Mid-Cap Fund's investment objective may be changed without a shareholder vote. The UIF U.S. Mid Cap Value Portfolio normally invests at least 80% of its assets in equity securities of companies traded on a U.S. securities exchange with capitalizations within the range of the companies included in the Russell Midcap Value Index. As of June 30, 2003, these market capitalizations range between $462.44 million and $10.38 billion. The LSA Diversified Mid-Cap Fund normally invests at least 80% of its assets (including borrowings for investment purposes) in securities of companies with medium market capitalizations, which the Fund's investment adviser generally defines as those companies whose market capitalization is similar to the market capitalization of companies in the S&P MidCap 400 Index or the Russell Midcap Index. Each Fund may invest in foreign securities. The UIF U.S. Mid Cap Value Portfolio may invest up to 20% of its total assets in securities of foreign issuers, which does not apply to securities of foreign companies that are listed in the United States on a national exchange. The LSA Diversified Mid-Cap Fund may invest all of its assets in foreign securities; however, it presently does not anticipate investing more than 20% of its assets in these securities.

   In selecting securities for the UIF U.S. Mid Cap Value Portfolio, the Adviser seeks attractively valued companies experiencing a change that the Adviser believes could have a positive impact on a company's outlook, such as a change in management, industry dynamics or operational efficiency. In determining whether securities of the UIF U.S. Mid Cap Value Portfolio should be sold, the Adviser considers factors such as appreciation to fair value, fundamental change in the company or changes in economic or market trends. The LSA Diversified Mid-Cap Fund is not constrained by a particular investment style. In buying and selling securities for the LSA Diversified Mid-Cap Fund, the Fund's adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

   The LSA Diversified Mid-Cap Fund may use various techniques, such as buying and selling futures contracts and exchange traded funds to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. The UIF U.S. Mid Cap Value Portfolio may use derivatives for hedging and non-hedging purposes. In addition, each Fund may take temporary defensive positions that depart from its principal investment strategies in response to adverse market economic, political or other conditions. During these times, a Fund may not achieve its investment objective. Consistent with their investment objectives, each Fund purchases and sells securities without regard to the effect on portfolio turnover.

   The Funds have substantially similar fundamental investment policies which may not be changed without a shareholder vote. Although each Fund has a policy providing that the Fund will operate as a diversified fund, the LSA Diversified Mid-Cap Fund's diversification policy is fundamental.

Risk Factors

   Because both Funds invest in equity securities of mid cap companies, an investment in the UIF U.S. Mid Cap Value Portfolio is subject to many of the same risks as an investment in the LSA Diversified Mid-Cap Fund. Both Funds are subject to the price volatility risks associated with all investments in equity securities. The prices of equity securities rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). You can lose money over the short or even long term.

   Each Fund is also subject to the risk that returns from stocks of mid cap companies may not perform as well as other types of investments. Investment in mid cap companies may involve greater risks than investments in larger, more established companies. The securities issued by mid cap companies may be less liquid and their prices subject to more abrupt or erratic price movements. In addition, mid cap companies may have more limited markets, financial resources and product lines and may lack the depth of larger companies. The UIF Mid Cap Value Portfolio is subject to the additional risk that returns from stocks of "value" companies may not perform as well as other types of investments. The UIF Adviser's perception that a stock is under- or over-valued may not be accurate and may not be realized. Poor stock selection may also cause either Fund to underperform when compared with other funds with similar objectives. In addition, each Fund's foreign investments may be subject to fluctuations in foreign currency values, adverse political or economic events, greater market volatility and lower liquidity. To the extent either Fund has high portfolio turnover (e.g., over 100% per year), the Fund will incur additional transaction costs and could have lower performance.

   Each Fund is also subject to the risks of derivatives. The primary risks of derivatives are: (i) changes in the market value of securities held by the Funds and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Funds to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. There may be greater risks associated with the UIF Equity Growth Portfolio's use of derivatives for non-hedging purposes.

Purchase, Redemption, Transfer and Dividend Policies

                      Purchase and Redemption Procedures

   You may direct the purchase or redemption of shares of the Funds only in connection with your ownership of variable annuity contracts or variable life insurance policies offered through insurance company separate accounts. You may not place orders directly with the Funds. You should refer to the product prospectus describing your particular variable annuity or variable life insurance contract for information on how to select specific funds as underlying investment options for your contract and how to redeem monies from the sub-accounts that invest in the Funds.

   LSA Funds. Orders received by the LSA Funds are effected only on days when the New York Stock Exchange ("NYSE") is open for trading. The insurance company separate accounts purchase and redeem shares of each LSA Fund at the Fund's net asset value ("NAV") per share calculated as of the close of the NYSE (normally, 4:00 p.m. Eastern time), although purchases and redemptions may be executed the next morning. The NAV per share is calculated by dividing the value of each LSA Fund's investments, minus all liabilities, by the number of the Fund's outstanding shares.

   The LSA Funds' investments are valued based on market value or on fair value if no market value is readily available or if an event occurs which may materially affect the value of a security. Fair value is determined under guidelines set by the Board of the Trust.

   UIF Funds. Shares of the UIF Funds are offered on each day that the NYSE is open for business. The price per share will be the NAV per share next determined after the UIF Fund or the insurance company receives your purchase or redemption order. Each UIF Fund determines the NAV per share as of the close of the NYSE (normally 4:00 pm Eastern time) on each day that the Portfolio is open for business. The NAV per share is determined by dividing the value of each UIF Fund's investments and other assets, less any liabilities, by the total number of the Fund's outstanding shares.

   The UIF Funds generally value securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors of UIF.

                              Transfer Privileges

   You may reallocate assets held under your variable annuity or variable life insurance product to other funds offered under your contract consistent with the provisions of your contract and timely receipt by the insurance company of all information necessary to process such requests.

                               Dividend Policies

   Each Fund intends to pay out all of its net investment income and net realized capital gains, if any, annually. All income and capital gain distributions are automatically reinvested in additional shares of the Fund.

                                  PERFORMANCE

UIF Equity Growth Portfolio--LSA Equity Growth Fund

Performance

   The following bar chart and table provide an indication of the risks of investing in the Funds by showing how the Funds' performance changes from year to year and how each Fund's performance compares with a broad-based index (which, unlike the Funds, does not have any fees or expenses). The bar chart and table assume that all dividends and distributions will be reinvested in the Funds. The performance shown would be lower had charges imposed in connection with a variable annuity or variable life insurance contract been taken into account. The performance of the Funds and the index vary over time, and past performance is not necessarily indicative of future results.

                 [CHART]

             UIF Equity Growth
             Portfolio
             Total Return for Each
             Calendar Year                  [CHART]

             1997     33.05%            LSA Equity Growth Fund
             1998     19.29%            Total Return for Each
             1999     39.45%            Calendar Year
             2000    -11.75%
             2001    -15.17%            2000    -11.82%
             2002    -27.81%            2001    -15.44%
             2003     24.93%            2002    -29.81%
                                        2003     23.47%
             High Quarter    4th
             quarter of 1998            High Quarter    1st
             22.57%                     quarter of 2000    12.01%
             Low Quarter     3rd        Low Quarter     1st
             quarter of 2002            quarter of 2001   -18.53%
             -31.81%

                         Average Annual Total Returns
                    for the periods ended December 31, 2003

                                                             Since
          Fund/Index                  One Year Five Years  Inception*
          ----------                  -------- ---------- -----------
          UIF Equity Growth Portfolio  24.93%    -1.20%          5.91%
          LSA Equity Growth Fund.....  23.47%      N/A          -5.68%
          S&P 500 Index**............  28.68%    -0.57%   7.65%/-1.88%

--------
* As of January 2, 1997 for UIF Equity Growth Portfolio and as of October 1, 1999 for LSA Equity Growth Fund. As of January 2, 1997 and October 1, 1999, respectively, for the Index.
** The S&P 500 Index is a stock index comprised of the stocks of 500 large-cap
   U.S. companies with market capitalizations of $1 billion or more. These companies are a representative sample of some 100 industries chosen mainly for market size, liquidity and industry group representation. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

UIF Equity Growth Portfolio--LSA Capital Growth Fund

Performance

   The following bar chart and table provide an indication of the risks of investing in the Funds by showing how the Funds' performance changes from year to year and how each Fund's performance compares with a broad-based index (which, unlike the Funds, does not have any fees or expenses). The bar chart and table assume that all dividends and distributions will be reinvested in the Funds. The performance shown would be lower had charges imposed in connection with a variable annuity or variable life insurance contract been taken into account. The performance of the Funds and the index vary over time, and past performance is not necessarily indicative of future results.

              [CHART]

                 UIF Equity Growth
                     Portfolio                     [CHART]
               Total Return for Each
                   Calendar Year        LSA Capital Growth Fund
                                         Total Return for Each
                  1997     33.05%            Calendar Year
                  1998     19.29%
                  1999     39.45%           2000     -8.44%
                  2000    -11.75%           2001    -14.26%
                  2001    -15.17%           2002    -24.37%
                  2002    -27.81%           2003     23.54%
                  2003     24.93%
                                          High Quarter    2nd
                High Quarter    4th       quarter of 2003
                quarter of 1998                  12.95%
                       22.57%             Low Quarter     3rd
                Low Quarter     3rd        quarter of 2001
                 quarter of 2002                -16.36%
                      -31.81%

                         Average Annual Total Returns
                    for the periods ended December 31, 2003

        Fund/Index                  One Year Five Years Since Inception*
        ----------                  -------- ---------- ----------------
        UIF Equity Growth Portfolio  24.93%    -1.20%            5.91%
        LSA Capital Growth Fund....  23.54%      N/A            -2.81%
        S&P 500 Index**............  28.68%    -0.57%     7.65%/-1.88%

--------
* As of January 2, 1997 for UIF Equity Growth Portfolio and as of October 1, 1999 for LSA Capital Growth Fund. As of January 2, 1997 and October 1, 1999, respectively, for the Index.
** The S&P 500 Index is a stock index comprised of the stocks of 500 large-cap
   U.S. companies with market capitalizations of $1 billion or more. These companies are a representative sample of some 100 industries chosen mainly for market size, liquidity and industry group representation. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

UIF Equity Growth Portfolio--LSA Blue Chip Fund

Performance

   The following bar chart and table provide an indication of the risks of investing in the Funds by showing how the Funds' performance changes from year to year and how each Fund's performance compares with a broad-based index (which, unlike the Funds, does not have any fees or expenses). The bar chart and table assume that all dividends and distributions will be reinvested in the Funds. The performance shown would be lower had charges imposed in connection with a variable annuity or variable life insurance contract been taken into account. The performance of the Funds and the index vary over time, and past performance is not necessarily indicative of future results.

                 [CHART]

             UIF Equity Growth
             Portfolio
             Total Return for Each
             Calendar Year
                                            [CHART]
             1997     33.05%
             1998     19.29%
             1999     39.45%            LSA Blue Chip Fund
             2000    -11.75%            Total Return for Each
             2001    -15.17%            Calendar Year
             2002    -27.81%
             2003     24.93%            2002    -26.20%
                                        2003     25.23%
             High Quarter    4th
             quarter of 1998            High Quarter    2nd
             22.57%                     quarter of 2003     5.50%
             Low Quarter     3rd        Low Quarter     3rd
             quarter of 2002            quarter of 2002   -15.66%
             -31.81%

                         Average Annual Total Returns
                    for the periods ended December 31, 2003

        Fund/Index                  One Year Five Years Since Inception*
        ----------                  -------- ---------- ----------------
        UIF Equity Growth Portfolio  24.93%    -1.20%              5.91%
        LSA Blue Chip Fund.........  25.23%      N/A              -4.81%
        S&P 500 Index**............  28.68%    -0.57%       7.65%/-1.05%

--------
* As of January 2, 1997 for UIF Equity Growth Portfolio and as of August 14, 2001 for LSA Blue Chip Fund. As of January 2, 1997 and August 14, 2001, respectively, for the Index.
** The S&P 500 Index is a stock index comprised of the stocks of 500 large-cap
   U.S. companies with market capitalizations of $1 billion or more. These companies are a representative sample of some 100 industries chosen mainly for market size, liquidity and industry group representation. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

UIF U.S. Mid Cap Value Portfolio--LSA Mid Cap Value Fund

Performance

   The following bar chart and table provide an indication of the risks of investing in the Funds by showing how the Funds' performance changes from year to year and how each Fund's performance compares with a broad-based index (which, unlike the Funds, does not have any fees or expenses). The bar chart and table assume that all dividends and distributions will be reinvested in the Funds. The performance shown would be lower had charges imposed in connection with a variable annuity or variable life insurance contract been taken into account. The performance of the Funds and the index vary over time, and past performance is not necessarily indicative of future results.

   The performance of the UIF U.S. Mid Cap Value Portfolio through September 30, 2003 represents that of a portfolio management team and investment strategy that are different than the current UIF U.S. Mid Cap Value Portfolio's portfolio management team and investment strategy. The current portfolio management team is the same as, and the current investment strategy is substantially similar to, those of the LSA Mid Cap Value Fund.

    [CHART]

UIF U.S. Mid Cap Value Portfolio
Total Return for Each Calendar Year
                                                                  [CHART]
1997    40.93%
1998    15.85%                                                LSA Mid Cap Value Fund
1999    20.19%                                                Total Return for Each Calendar Year
2000    10.75%
2001    -3.15%                                                2002    -7.49%
2002   -27.95%                                                2003    39.78%
2003    41.51%
                                                              High Quarter    2nd quarter of 2003      17.92%
High Quarter    3rd quarter of 1997      20.57%               Low Quarter     3rd quarter of 2002     -16.73%
Low Quarter     3rd quarter of 2002     -32.97%

                         Average Annual Total Returns
                    for the periods ended December 31, 2003

                                                               Since
        Fund/Index                       One Year Five Years Inception*
        ----------                       -------- ---------- ----------
        UIF U.S. Mid Cap Value Portfolio  41.51%     5.59%     11.52%
        LSA Mid Cap Value Fund..........  39.78%      N/A      14.62%
        S&P MidCap 400 Index**..........  35.62%     9.22%     13.64%
        Russell Midcap Index***.........  40.06%      N/A       7.17%
        Russell Midcap Value Index***...  38.07%      N/A       9.56%

--------
* As of January 2, 1997 for UIF U.S. Mid Cap Value Portfolio and as of August 14, 2001 for LSA Mid Cap Value Fund. As of January 2, 1997, for the S&P MidCap 400 Index, and as of August 14, 2001 for the S&P 500 Index.
** The S&P MidCap 400 Index is the UIF U.S. Mid Cap Value Portfolio's benchmark. The S&P MidCap 400 Index is a market-value weighted index which consists of 400 domestic stocks that are chosen for market size, liquidity and industry group representation.
***The Russell Midcap Index and the Russell Midcap Value Index are the LSA Mid
   Cap Value Fund's benchmarks. The Russell Midcap Index is an unmanaged market capitalization-weighted index that includes the 800 smallest companies in the Russell 1000 Index. The Russell 1000 Index is an index of common stocks of 1,000 largest U.S. companies measured by total market capitalizations. The Russell Midcap Value Index includes the stocks of the Russell Midcap Index with lower price-to-book ratios and lower forecasted values.


UIF U.S. Mid Cap Value Portfolio--LSA Diversified Mid-Cap Fund

Performance

   The following bar chart and table provide an indication of the risks of investing in the Funds by showing how the Funds' performance changes from year to year and how each Fund's performance compares with a broad-based index (which, unlike the Funds, does not have any fees or expenses). The bar chart and table assume that all dividends and distributions will be reinvested in the Funds. The performance shown would be lower had charges imposed in connection with a variable annuity or variable life insurance contract been taken into account. The performance of the Funds and the index vary over time, and past performance is not necessarily indicative of future results.

   The performance of the UIF U.S. Mid Cap Value Portfolio through September 30, 2003 represents that of a portfolio management team and investment strategy that are different than the current UIF U.S. Mid Cap Value Portfolio's portfolio management team and investment strategy. The current portfolio management team is the same as, and the current investment strategy is substantially similar to, those of the LSA Mid Cap Value Fund.

    [CHART]                                                       [CHART]

UIF U.S. Mid Cap Value Portfolio                              LSA Diversified Mid-Cap Fund
Total Return for Each Calendar Year                           Total Return for Each Calendar Year

1997    40.93%                                                2002    -19.25%
1998    15.85%                                                2003     32.80%
1999    20.19%
2000    10.75%                                                High Quarter    2nd quarter of 2003    16.56%
2001    -3.15%                                                Low Quarter     3rd quarter of 2002   -18.53%
2002   -27.95%
2003    41.51%

High Quarter    3rd quarter of 1997     20.57%
Low Quarter     3rd quarter of 2002    -32.97%

                         Average Annual Total Returns
                    for The Periods Ended December 31, 2003

                                                               Since
        Fund/Index                       One Year Five Years Inception*
        ----------                       -------- ---------- ----------
        UIF U.S. Mid Cap Value Portfolio  41.51%     5.59%     11.52%
        LSA Diversified Mid-Cap Fund....  32.80%      N/A       3.18%
        S&P Mid Cap 400 Index**.........  35.62%     9.22%     13.64%
        Russell Midcap Index***.........  40.06%      N/A       7.17%

--------
* As of January 2, 1997 for UIF U.S. Mid Cap Value Portfolio and as of August 14, 2001 for LSA Diversified Mid-Cap Fund. As of January 2, 1997, for the S&P MidCap 400 Index and as of August 14, 2001 for the Russell Midcap Index.
** The S&P MidCap 400 Index is the UIF U.S. Mid Cap Value Portfolio's benchmark. The S&P Mid Cap 400 Index is a market-value weighted index which consists of 400 domestic stocks that are chosen for market size, liquidity and industry group representation.
***Russell Midcap Index is the LSA Diversified Mid-Cap Fund's benchmark. The
   Russell Midcap Index is an unmanaged market capitalization-weighted index that includes the 800 smallest companies in the Russell 1000 Index. The Russell 1000 Index is an index of common stocks of 1,000 largest U.S. companies measured by total market capitalization.

                        MANAGER AND INVESTMENT ADVISERS

   LSAAM, the investment manager to each LSA Fund, is a wholly-owned subsidiary of Allstate Life Insurance Company ("Allstate Life"). LSAAM, located at 3100 Sanders Road, Suite M2A, Northbrook, Illinois 60062, is registered as an investment adviser under the Investment Advisers Act of 1940. LSAAM carefully selects other professional investment advisers to carry out the day-to-day management of each LSA Fund.

   The Adviser, the investment adviser to both the LSA Equity Growth Fund and the UIF Funds, is a subsidiary of Morgan Stanley. The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of services to customers in the United States and abroad and currently has $420.8 billion in assets under management, with approximately $170.3 billion in institutional assets.

   Van Kampen Asset Management Inc. ("VKIM"), the investment adviser to the LSA Mid Cap Value Fund, is a wholly-owned subsidiary of Van Kampen Investments Inc., which is an indirect wholly-owned subsidiary of Morgan Stanley. As a result, VKIM is an affiliate of the Adviser. VKIM, located at 1 Park Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555, together with Van Kampen Investments Inc., has more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and as of December 31, 2003 had approximately $84 billion under management or supervision.

   Fidelity Management & Research Company ("FMR") and its wholly-owned subsidiary FMR Co., Inc. ("FMRC") are the investment adviser and subadviser, respectively, of the LSA Diversified Mid-Cap Fund. FMR and FMRC, located at 82 Devonshire Street, Boston, Massachusetts 02109, along with their affiliates, have $988.3 billion in assets under management as of December 31, 2003.

   Goldman Sachs Asset Management, L.P. ("GSAM"), investment adviser to the LSA Capital Growth Fund, has been registered as an investment adviser since 1990 and provides a wide range of fully discretionary investment advisory services. GSAM, located at 32 Old Slip, New York, New York 10005, along with other units of the Investment Management Division of Goldman, Sachs & Co., have $337.2 billion in assets under management as of September 30, 2003.

   A I M Capital Management, Inc. ("A I M"), investment adviser to the LSA Blue Chip Fund, is a subsidiary of A I M Advisers, Inc. A I M, located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, has acted as an investment adviser since its organization in 1986 and together with its parent currently advises or manages over 190 investment portfolios, encompassing a broad range of investment objectives.

                              PORTFOLIO MANAGERS

   The UIF Equity Growth Portfolio and LSA Equity Growth Fund are managed by the Adviser's Large Cap Growth Team. Current members of the team include William S. Auslander, Managing Director, and Jeffrey S. Alvino, Managing Director.

   The UIF U.S. Mid Cap Value Portfolio and LSA Mid Cap Value Fund are managed by the applicable Adviser's Equity Income team. Current members of the team include James A. Gilligan, Managing Director, James O. Roeder, Executive Director, Thomas Bastian and Sergio Marcheli, each a Vice President, and Vincent E. Vizachero, Associate.

                      INVESTMENT MANAGEMENT ARRANGEMENTS

   LSAAM. LSAAM provides investment management services to the LSA Funds pursuant to a Management Agreement. LSAAM directs and supervises the adviser to each LSA Fund, reviews and evaluates the performance of the adviser to each LSA Fund and determines whether the adviser to each LSA Fund should be replaced. Under the Management Agreement, LSAAM is entitled to the following management fees at an annual percentage of each LSA Fund's average daily net assets:

                       LSA Equity Growth Fund...... 0.95%
                       LSA Capital Growth Fund..... 0.85%
                       LSA Blue Chip Fund.......... 0.90%
                       LSA Mid Cap Value Fund...... 0.85%
                       LSA Diversified Mid-Cap Fund 0.90%

   LSAAM has agreed to reduce its fees or reimburse each LSA Fund for expenses above certain limits. Currently, this limit is set so that a Fund will not incur expenses (excluding interest, taxes, brokerage commission or extraordinary expenses) that exceed the amount of its management fee plus 0.30% of its average daily net assets ("operating expense limit"). LSAAM is contractually obligated to continue this arrangement through April 30, 2004. Under certain circumstances LSAAM may recapture any amounts waived or reimbursed provided the Fund remains within its operating expense limit. For the fiscal year ended December 31, 2003, LSAAM reimbursed the full amount of its fees and therefore received $0 from the LSA Funds. LSAAM anticipates that it will not continue to reduce fees or reimburse expenses after April 30, 2004.

   LSAAM has entered into an advisory agreement with the adviser to each LSA Fund pursuant to which LSAAM has appointed the adviser to carry out the day-to-day reinvestment and investment of the assets of the applicable LSA Fund. LSAAM compensates the advisers from the management fees it receives or its own resources. No additional management fees are paid by a LSA Fund to an adviser.

   The Adviser. The Adviser provides investment management services to each UIF Fund pursuant to an Investment Advisory Agreement. The Adviser is entitled to receive the following management fees at an annual percentage of each UIF Fund's average daily net assets:

                                                  Assets               Fee
                                                  ------               ---
     UIF Equity Growth Portfolio..... First $500 million              0.55%
                                      From $500 million to $1 billion 0.50%
                                      More than $1 billion            0.45%

     UIF U.S. Mid Cap Value Portfolio First $500 million              0.75%
                                      From $500 million to $1 billion 0.70%
                                      More than $1 billion            0.65%

   The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the UIF Funds so that total annual operating expenses will not exceed 0.85% and 1.05%, respectively, of the UIF Equity Growth Portfolio and the UIF U.S. Mid Cap Value Portfolio's average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the UIF Fund exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 0.85% and 1.05%, respectively, for the UIF Equity Growth Portfolio and the UIF U.S. Mid Cap Value Portfolio. Fee waivers and/or expense reimbursements are voluntary and the Adviser receives the right to terminate any waiver and/or reimbursement at any time without notice.

   The Adviser, certain affiliates of the Adviser and certain investment companies advised by the Adviser or its affiliates are named as defendants in a number of recently filed, similar class action complaints. These complaints generally allege that defendants violated their statutory disclosure obligations and regulatory duties by failing properly to disclose (1) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies and (2) that the funds advised by the Adviser or its affiliates allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The companies seek among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss these actions and otherwise vigorously to defend them. While the Adviser believes that it has meritorious defenses the ultimate outcome of these matters is not presently determinable at this early stage of the litigation.

                  INFORMATION RELATING TO THE REORGANIZATIONS

   Description of the Reorganizations. The following summary is qualified in its entirety by reference to the forms of Reorganization Plans in Exhibits A and B. Each Reorganization Plan provides for the Reorganization to occur on or about April 30, 2004.

   Each Reorganization Plan provides that all or substantially all assets and stated liabilities of each LSA Fund will be transferred to the corresponding UIF Fund on the Closing Date of the Reorganizations. In exchange for the transfer of these assets and liabilities, each UIF Fund will simultaneously issue on the Closing Date of the Reorganizations a number of full and fractional shares to the corresponding LSA Fund equal in value to the aggregate net asset value of the LSA Fund calculated at the Effective Time.

   Following the transfer of assets and liabilities in exchange for UIF Fund shares, each LSA Fund will distribute, in complete liquidation, pro rata to its shareholders of record, all of the shares of the corresponding UIF Fund so received. Shareholders of each LSA Fund owning shares at the Effective Time will receive a number of shares of the corresponding UIF Fund with the same aggregate value as the shareholder had in the

LSA Fund at the Effective Time. Such distribution will be accomplished by the establishment of accounts in the names of the LSA Fund's shareholders on the share records of UIF. Each account will receive the respective pro rata number of full and fractional shares of the applicable UIF Fund due to the shareholders of the corresponding LSA Fund. Each LSA Fund then will be terminated as soon as practicable thereafter. Shares of the UIF Funds to be issued will have no preemptive or conversion rights.

   Each Reorganization Plan contains customary representations, warranties and conditions. Each Reorganization Plan provides that the consummation of the Reorganization is conditioned upon, among other things, approval of the Reorganization by the LSA Fund's shareholders and, for the LSA Equity Growth Fund, LSA Capital Growth Fund, LSA Blue Chip Fund and the LSA Mid Cap Value
Fund Reorganizations, the receipt by the Funds of a tax opinion to the effect that the Reorganization will be tax-free for federal income tax purposes to the LSA Fund, its shareholders and the UIF Fund. Each Reorganization Plan may be terminated by mutual agreement of the Trust with respect to a LSA Fund and UIF with respect to a UIF Fund, or if, before the Closing Date, any of the required conditions have not been met or the representations and warranties are not true.

   Costs of Reorganization. Each LSA Fund will pay the expenses associated with its participation in the Reorganization to the extent it is reimbursed by LSAAM or an affiliate of LSAAM for such expenses. Otherwise, the Funds will ultimately bear no expenses associated with their participation in the Reorganization. LSAAM or an affiliate of LSAAM will pay the cost (if any) of continuation of directors' and officers'/errors and omissions insurance for the independent trustees of the Trust, and the Adviser or an affiliate will pay the UIF Funds' Reorganization expenses. LSAAM has separately entered into an agreement with the Adviser to set forth how the Funds' Reorganization expenses will be allocated. Pursuant to such agreement, LSAAM or an affiliate will reimburse the LSA Funds' expenses associated with the preparation and filing of this Proxy Statement/Prospectus, and that the Adviser or an affiliate will pay the legal fees incurred by the UIF Funds associated with the preparation and filing of this Proxy Statement/Prospectus. The Adviser or an affiliate thereof will pay (a) all costs associated with the proxy solicitation, including but not limited to postage, printing, mailing and tabulation costs in an amount not to exceed $42,500; and (b) brokerage costs associated with any necessary rebalancing of a LSA Fund's portfolio prior to the Reorganization and with any necessary rebalancing of a UIF Fund's portfolio following the Reorganization. To the extent such proxy solicitation costs exceed $42,500, LSAAM or an affiliate will pay the difference.

        MATERIAL FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATIONS

   The following is a summary of the material anticipated federal income tax consequences of the Reorganizations. The discussion is based upon the Internal Revenue Code of 1986, as amended (the "Code"), Treasury regulations, court decisions, published positions of the Internal Revenue Service (the "IRS") and other applicable authorities, all as in effect on the date of this Proxy Statement/Prospectus and all of which are subject to change and differing interpretations (possibly with retroactive effect). This summary is limited to U.S. persons who hold shares of the LSA Funds as capital assets for federal income tax purposes (generally, assets held for investment). This summary does not address all of the federal income tax consequences that may be relevant to a particular person or to persons that may be subject to special treatment under federal income tax laws. You should consult your own tax adviser as to the federal income tax consequences of the Reorganization, as well as the effects of state and local tax laws.

   LSA Equity Growth Fund, LSA Capital Growth Fund, LSA Blue Chip Fund and LSA Mid Cap Value Fund Reorganizations. The LSA Equity Growth Fund, LSA Capital Growth Fund, LSA Blue Chip Fund and LSA Mid Cap Value Fund Reorganizations are intended to qualify for U.S. federal income tax purposes as tax-free reorganizations within the meaning of Section 368(a) of the Code. If a Reorganization so qualifies, neither the LSA Fund nor its shareholders will recognize taxable gain or loss as a result of the Reorganization; the tax basis of the UIF Fund shares received by shareholders of the LSA Funds will be the same in the aggregate as the basis of the LSA Fund shares exchanged; and the holding period of the UIF Fund shares received will include the holding period of the LSA Fund shares exchanged, provided that the shares exchanged were held as capital assets at the time of the Reorganization. As a condition to the closing of each of these the Reorganizations, UIF and the Trust will receive a tax opinion substantially to that effect. No tax ruling from the IRS regarding the Reorganizations has been requested. The tax opinion is not binding on the IRS or a court and does not preclude the IRS from asserting or adopting a contrary position.

   These Reorganizations will not be a taxable event under federal income tax law for those contract owners who have a portion of their variable annuity contract or variable life insurance policy allocated to these LSA Funds.

   LSA Diversified Mid-Cap Fund Reorganization. The LSA Diversified Mid-Cap Fund Reorganization is not expected to qualify as a tax-free reorganization under the Code. However, the Reorganization will not result in individual contract owners recognizing any gain or loss for federal income tax purposes, provided the interests in the LSA Diversified Mid-Cap Fund are owned for federal income tax purposes that qualify as "variable contracts" and that are considered "adequately diversified" (as defined under the Code and the Treasury regulations) by one or more "segregated asset accounts" established in support of annuity contracts or life insurance policies. In addition, since the LSA Fund and the UIF Fund intend to qualify as a regulated investment company under the Code, the Funds do not expect to pay any federal income taxes. No opinion of counsel will be received by the Funds in connection with the LSA Diversified Mid-Cap Fund Reorganization.

   The LSA Diversified Mid-Cap Fund Reorganization will not be a taxable transaction for the UIF U.S. Mid Cap Value Portfolio.

                                CAPITALIZATION

   The following table sets forth, as of December 31, 2003, the capitalization of each UIF Fund, the capitalization of each LSA Fund and the pro forma combined capitalization of each UIF Fund assuming the Reorganization has taken place. The pro forma net asset number reflects the anticipated withdrawal of Allstate Life's initial investment in the LSA Fund ("seed capital") prior to the Closing of the Reorganizations. The capitalizations are likely to be different on the Closing Date as a result of daily share purchase and redemption activity.

                                                                        Net Asset Value    Shares
Fund                                                      Net Assets       Per Share     Outstanding
----                                                    --------------- --------------- --------------
UIF Equity Growth Portfolio--Class I Shares............ $102,679,682.88     $12.78       8,032,900.297
LSA Equity Growth Fund................................. $ 18,168,726.00     $ 7.47       2,431,447.000
LSA Capital Growth Fund................................ $ 11,536,652.00     $ 8.52       1,354,619.000
LSA Blue Chip Fund..................................... $ 12,111,516.00     $ 8.89       1,362,878.000
Pro Forma--UIF Equity Growth Portfolio--Class I Shares
  and LSA Equity Growth Fund only...................... $117,371,746.88     $12.78       9,182,514.069
Pro Forma--UIF Equity Growth Portfolio--Class I Shares
  and LSA Capital Growth Fund only..................... $110,277,145.88     $12.78       8,627,380.970
Pro Forma--UIF Equity Growth Portfolio--Class I Shares
  and LSA Blue Chip Fund only.......................... $112,826,198.88     $12.78       8,826,837.386
Pro Forma--UIF Equity Growth Portfolio--Class I Shares,
  LSA Equity Growth Fund and LSA Capital Growth Fund
  only................................................. $124,969,209.88     $12.78       9,776,994.741
Pro Forma--UIF Equity Growth Portfolio--Class I Shares,
  LSA Equity Growth Fund and LSA Blue Chip Fund
  only................................................. $127,518,262.88     $12.78       9,976,451.158
Pro Forma--UIF Equity Growth Portfolio--Class I Shares,
  LSA Capital Growth Fund and LSA Blue Chip Fund
  only................................................. $120,423,661.88     $12.78       9,421,318.059
Pro Forma--UIF Equity Growth Portfolio--Class I Shares,
  LSA Equity Growth Fund, LSA Capital Growth Fund
  and LSA Blue Chip Fund............................... $135,115,725.88     $12.78      10,570,931.831
UIF U.S. Mid Cap Value Portfolio--Class I Shares....... $241,384,408.11     $14.83      16,280,766.429
LSA Mid Cap Value Fund................................. $ 34,880,336.00     $13.24       2,634,525.000
LSA Diversified Mid-Cap Fund........................... $ 13,193,135.00     $10.75       1,227,111.000
Pro Forma--UIF U.S. Mid Cap Value Portfolio--Class I
  Shares and LSA Mid Cap Value Fund only............... $273,419,023.11     $14.83      18,440,888.816
Pro Forma--UIF U.S. Mid Cap Value Portfolio--Class I
  Shares and LSA Diversified Mid-Cap Fund only......... $251,849,207.11     $14.83      16,986,417.070
Pro Forma--UIF U.S. Mid Cap Value Portfolio--Class I
  Shares, LSA Mid Cap Value Fund and LSA Diversified
  Mid-Cap Fund......................................... $283,883,822.11     $14.83      19,146,539.457

--------
* Based on the capitalization of the LSA Funds on December 31, 2003, Allstate Life intends to withdraw the following in assets from each LSA Fund, which represents a withdrawal of its seed capital investment, prior to the Closing of the Reorganizations:

                    LSA Equity Growth Fund...... $3,899,500
                    LSA Capital Growth Fund..... $4,430,340
                    LSA Blue Chip Fund.......... $2,222,915
                    LSA Mid Cap Value Fund...... $3,461,201
                    LSA Diversified Mid-Cap Fund $3,232,204

   The amount of Allstate Life's seed capital may be different on the Closing Date as a result of fluctuations in each LSA Fund's net asset value.

                              SHAREHOLDER RIGHTS

UIF

   General. UIF is an open-end management investment company, which was incorporated in Maryland on March 26, 1996. UIF is also governed by its bylaws and applicable state law.

   Shares. UIF is authorized to issue 27,000,000,000 shares of its capital stock, with a par value of $.001. Currently, UIF consists of 26 separate investment portfolios offering up to two classes of shares: Class I shares and Class II shares. The two classes differ with respect to distribution fees. Each class of each portfolio (except for each class of the Money Market Portfolio which is authorized to issue 1,000,000,000 shares) is authorized to issue 500,000,000 shares. The shares of each portfolio of UIF have no preference as to conversion features, exchange privileges or other attributes and have no preemptive rights.

   Voting Rights. On any matter submitted to a vote of shareholders of UIF, all portfolios (and classes, as applicable) generally vote together as a single group, except where a separate vote by portfolio (or class) is required by law or where the interests of a portfolio (or class) differ from the other portfolios. Each full share is entitled to one vote, and each fractional share has a proportionate fractional vote.

   Shareholder Meetings. UIF is not required to hold annual meetings of shareholders unless required by the 1940 Act. Special meetings of shareholders may be called at any time by the Chairman of the Board or the President, a majority of the Board Directors or at the written request of shareholders entitled to vote at least 10% of all the votes entitled to be cast at the meeting.

   Election and Term of Directors. UIF's affairs are supervised by directors under Maryland law. Subject to 1940 Act requirements, directors may be elected by shareholders or appointed by the Board. Retirement from the Board by an independent Director shall be mandatory at the end of the month in which such independent Director attains age 72; provided, however, that the Board reserves the right to waive retirement at age 72 in an individual case to avoid bunching of retirements or for other appropriate reasons. A director may be removed (without cause) at any shareholders meeting by the vote of the holders of a majority of shares present in person or by proxy.

   Shareholder Liability. Pursuant to Maryland law, shareholders of UIF generally are not personally liable for the debts of UIF or any portfolio thereof.

   Director Liability. Pursuant to the Articles of Incorporation of UIF, UIF indemnifies against all liabilities and expenses incurred by reason of being a director to the fullest extent permitted by law (including the 1940 Act). UIF will indemnify its directors against all liabilities and expenses, except for those arising from a director's willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

The Trust

   General. The Trust is an open-end management investment company formed as a Delaware business trust (now known as a Delaware statutory trust) on March 2, 1999 pursuant to an Agreement and Declaration of Trust. The Trust is also governed by its bylaws and applicable state law.

   Shares. The Trust is authorized to issue an unlimited number of shares of beneficial interest, from an unlimited number of series of shares. Currently, the Trust consists of 11 separate investment series. The Board has the authority to divide the shares of the series of the Trust into classes. Shares of each series have no preemptive, conversion or subscription rights.

   Voting Rights. On any matter submitted to a vote of shareholders of the Trust, all series generally vote together as a single group, except where a separate vote is required by law or where the interests of a series differ from the other series. Shareholders are entitled to vote on a dollar-weighted basis, which means that shareholders are entitled to one vote for each dollar of net asset value of the series that they own.

   Shareholder Meetings. The Trust is not required to hold annual meetings of shareholders, but may hold special meetings of shareholders under certain circumstances when called by the Trustees.

   Election and Term of Trustees. The Trust's operations are overseen by the Trustees under Delaware law. Subject to 1940 Act requirements, Trustees may be elected by shareholders or appointed by the Board. Trustees hold office during the lifetime of the Trust or their earlier death, resignation, incapacity or removal. A Trustee may be removed at any time by a majority vote of the remaining Trustees at a duly constituted meeting or by a vote at any meeting of shareholders of two-thirds of the outstanding shares of the Trust.

   Shareholder Liability. The Trust's Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and provides indemnification for all losses and expenses of any shareholder of a series held liable for the obligations of that series.

   Trustee Liability. The Trustees of the Trust generally are not liable for any obligation of the Trust. The Trust will indemnify its Trustees against all liabilities and expenses, except for those arising from the Trustee's willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties.

Material Differences in Shareholder Rights

   Although UIF is a Maryland corporation and the Trust is a Delaware statutory trust, shareholders of each Fund generally have similar rights, except with respect to voting. Shareholders of each UIF Fund are entitled to one vote per share (and fractional votes for fractional shares). Shareholders of each LSA Fund are entitled to one vote for each dollar value of net asset value of the Fund that they own.

   The foregoing is only a summary of certain rights of shareholders of UIF and the Trust under their governing charter documents, bylaws and state law and is not a complete description of provisions contained in those sources. Shareholders should refer to the provisions of those documents and state law directly for a more thorough description.

                            ADDITIONAL INFORMATION

   Information concerning the operation and management of the UIF Funds is included in the current prospectuses, which are incorporated herein by reference and copies of which accompany this Proxy Statement/Prospectus. Additional information about the UIF Funds is included in the Statement of Additional Information dated May 1, 2003, as amended and/or supplemented, which is available upon request and without charge by calling 1-800-548-7786.

   Information about the LSA Funds is included in the current prospectus dated May 1, 2003, which is incorporated herein by reference insofar as it relates to the LSA Funds participating in the Reorganizations. Additional information about the LSA Funds is included in the Statement of Additional Information dated May 1, 2003, which is available upon request and without charge by calling 1-800-366-1411 (for variable annuity contracts or variable life insurance policies held through Allstate Life Insurance Company), 1-800-632-3492 (for variable annuity contracts or variable life insurance policies held through Lincoln Benefit Life Company), 1-800-755-5275 (for variable annuity contracts or variable life insurance policies held through Glenbrook Life and Annuity Company), 1-800-692-4682 (for variable annuity contracts or variable life insurance policies held through Allstate Life Insurance Company of New York and sold through other than Morgan Stanley),

1-800-203-0068 (for variable annuity contracts or variable life insurance policies held through Allstate Financial Group Allstate Advisor--countrywide except New York) or 1-866-718-9824 (for variable annuity contracts or variable life insurance policies held through Allstate Financial Group Allstate Advisor--New York).

   The Funds are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information, including proxy material and charter documents, with the SEC. These items may be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the SEC's regional offices in New York at 233 Broadway, New York, New York 10279, and in Chicago at 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604. Copies of such items can be obtained from the Public Reference Branch, Office of Consumer Affairs, SEC, Washington, D.C. 20549 at prescribed rates.

   Fiscal Year End and Financial Statements. The fiscal year end of each Fund is December 31.

   The financial statements of the UIF Funds contained in the Funds' annual report to shareholders for the fiscal year ended December 31, 2002 have been audited by Ernst & Young LLP, their independent auditors. These financial statements, together with the unaudited financial statements of the UIF Funds contained in the semi-annual report for the six months ended June 30, 2003, are incorporated by reference into this Proxy Statement/Prospectus insofar as such financial statements relate to UIF Funds participating in the Reorganization.

   The financial statements of the LSA Funds contained in the Funds' annual report to shareholders for the fiscal year ended December 31, 2002 have been audited by Deloitte & Touche LLP, their independent auditors. These financial statements, together with the unaudited financial statements of the LSA Funds contained in the semi-annual report for the six months ended June 30, 2003, are incorporated by reference into this Proxy Statement/Prospectus insofar as such financial statements relate to the LSA Funds participating in the Reorganizations and not to any other Funds that are described therein.

   The Funds will furnish, without charge, a copy of their most recent semi-annual report succeeding such annual report on request. Requests should be directed to UIF at 1221 Avenue of the Americas, New York, New York 10020, or by calling 1-800-548-7786, and to the Trust at 3100 Sanders Road, Suite M2A, Northbrook, Illinois 60062, or by calling 1-800-632-3492 (for variable annuity contracts or variable life insurance policies held through Allstate Life Insurance Company), 1-800-865-5237 (for variable annuity contracts or variable life insurance policies held through Lincoln Benefit Life Company), 1-800-755-5275 (for variable annuity contracts or variable life insurance policies held through Glenbrook Life and Annuity Company), 1-800-692-4682 (for variable annuity contracts or variable life insurance policies held through Allstate Life Insurance Company of New York), 1-800-203-0068 (for variable annuity contracts or variable life insurance policies held through Allstate Financial Group except New York) or 1-866-718-9824 (for variable annuity contracts or variable life insurance policies held through Allstate Financial Group--New York).

   Legal Matters. Mayer, Brown, Rowe & Maw LLP, 1675 Broadway, New York, New York 10019 will render opinions concerning the issuance of shares of the UIF Equity Growth Portfolio and the UIF U.S. Mid Cap Value Portfolio.

   Vedder, Price, Kaufman & Kammholz, P.C., 222 North LaSalle Street, Chicago, Illinois 60601, serves as special counsel to the Trust and will render opinions concerning the outstanding shares of the LSA Equity Growth Fund, LSA Capital Growth Fund, LSA Blue Chip Fund, LSA Mid Cap Value Fund and LSA Diversified Mid-Cap Fund.

   The Board of Trustees of the Trust unanimously recommends that you vote FOR approval of your Reorganization.

                             BOARD CONSIDERATIONS

   Since May 2003, the Board of Trustees of the Trust convened several times telephonically and in person to consider the future of each series of the Trust, including the LSA Equity Growth Fund, LSA Capital Growth Fund, LSA Blue Chip Fund, LSA Mid Cap Value Fund and LSA Diversified Mid-Cap Fund, in light of LSAAM's indication that it was unlikely to continue to subsidize Trust expenses after April 30, 2004. During discussions held on June 9, 2003 and July 17, 2003, the Board of Trustees raised various questions, and received responsive information from LSAAM, regarding the Reorganizations, including possible Reorganization candidates. At meetings held on August 20, 2003, October 28, 2003 and December 3, 2003, the Board of Trustees of the Trust, including the trustees who are not "interested persons" (within the meaning of the 1940 Act) (the "Independent Trustees"), were presented with information to assist them in evaluating the Reorganizations, such as: (a) the terms and conditions of the Reorganizations; (b) the compatibility of the Funds' objectives, investment limitations and policies; (c) performance history for the Funds; (d) pro forma and/or estimated expense ratios for the UIF Funds and any changes in fees to be paid or borne by shareholders of the LSA Funds (directly or indirectly) after the Reorganizations; (e) the potential economies of scale to be gained from the Reorganizations; (f) any direct or indirect federal income tax consequences to the shareholders of the LSA Funds; (g) the fact that the UIF Funds will assume stated liabilities of the LSA Funds; (h) the fact that LSAAM, the Adviser or their affiliates will directly or indirectly bear Reorganization expenses incurred by the LSA Funds (i) the fact that LSAAM is unlikely to extend the expense limitation agreements for the LSA Funds beyond April 30, 2004; and (j) the quality of management and compliance issues and regulatory developments. The Board, including all of the Independent Trustees, considered the above information, as well as other information, before approving each Reorganization Plan. In considering the Reorganizations, the Independent Trustees were advised by independent legal counsel.

   At the meeting on December 3, 2003, the Board, including all of the Independent Trustees, determined that each Reorganization is in the best interests of the LSA Fund and its shareholders and that the interests of existing LSA Fund shareholders will not be diluted as a result of the Reorganization.

   The Board, including the Independent Trustees, concluded that each Reorganization was in the best interests of shareholders for a number of reasons. The Board reviewed other available options for the LSA Fund, including continuing to operate the Funds but without expense subsidies, liquidating the Funds, seeking a new manager for the Trust, reorganizing the Funds with one or more other series of the Trust and reorganizing the Funds with other available funds. After reviewing alternatives, the Board, including the Independent Trustees, concluded that the proposed Reorganizations with the UIF Funds was the best course available to the LSA Funds. In reaching that conclusion, the Board noted that, based on the small size of each Fund and its sales projections, the Fund is not expected to reach a size that will provide a reasonable expense ratio without subsidies from LSAAM. In addition, the Board concluded that each UIF Fund was the best alternative, given the similarity of the UIF Fund's investment objectives and policies to those of the corresponding LSA Fund and that the UIF Fund has a lower overall expense ratio than the corresponding LSA Fund. The Board also noted that, effectively, the LSA Funds will not bear any expenses in connection with the Reorganizations, as a result of the currently effective expense limitation agreements between LSAAM and the Funds. Based upon the UIF Funds' lower expense ratios and the fact that the LSA Funds will not ultimately bear any costs associated with the Reorganizations, the Board, including all of the Independent Trustees, concluded that the interests of existing shareholders of the LSA Funds would not be diluted as a result of the Reorganizations.

   The Board of Directors of UIF, including a majority of the Independent Directors of UIF, also has determined that the Reorganizations are in the best interests of the UIF Funds and their respective shareholders and that the interest of existing shareholders of the UIF Funds will not be diluted as a result thereof. The transaction will enable the UIF Funds to acquire investment securities which are consistent with each of the UIF Funds' investment objective, without the brokerage costs attendant to the purchase of such securities in the market. Finally, the Board considered that even if the benefits enumerated above are not realized, the costs to the UIF Funds are sufficiently minor to warrant taking the opportunity to realize those benefits.

   The Board recommends that the shareholders of each LSA Fund approve the Reorganization for their Fund.

                                VOTING MATTERS

   General Information. This Proxy Statement/Prospectus is being furnished in connection with the solicitation of voting instructions by the Board of Trustees of the Trust by Allstate Life and other affiliated insurance companies on behalf of the Trust. It is expected that the solicitation of voting instructions will be primarily by mail. Officers and service contractors of the LSA Funds may also solicit voting instructions by telephone, facsimile, Internet or in person. The cost of solicitation will be borne by the Adviser but will not be borne by the LSA Funds.

   Voting Rights and Required Vote. As discussed above, shares of the LSA Funds are offered only to insurance company separate accounts as investment options under their variable annuity contracts or variable life insurance policies. Accordingly, as of January 12, 2004 (the "Record Date"), shares of the LSA Funds were held by insurance company separate accounts as depositors for contract owners or by the insurance company as a seed capital investment. Contract owners have the right to instruct the insurance company on how to vote the shares related to their interests through their contracts (i.e., pass-through voting). The insurance company must vote the shares of the LSA Funds held in its name as directed. If an insurance company does not receive voting instructions from all of the contract owners, it will vote all of the shares held in its name in the same proportion as the shares of the LSA Funds for which it has received instructions from contract owners (i.e., echo voting). Any shares of a LSA Fund held directly by Allstate Life or its affiliates will also be echo voted.

   Shareholders of each LSA Fund are entitled to vote on a dollar-weighted basis, which means that shareholders are entitled to one vote for each dollar of net asset value of the LSA Fund owned on the Record Date and each fractional share is entitled to a proportional fractional vote on the same basis. For each LSA Fund, a majority of the outstanding shares of the Fund entitled to vote, present in person or by proxy, constitutes a quorum. For each LSA Fund, approval of a Reorganization requires the affirmative vote of the lesser of (1) 67% of the outstanding shares of the Fund present at the Meeting if more than 50% of the shares of the Fund outstanding on the Record Date are present in person or by proxy; or (2) more than 50% of the shares of the Fund outstanding on the Record Date.

   Contract owners may instruct how to vote the shares held under their contract by filling out and signing the enclosed voting instruction form and returning it in the postage paid envelope provided. Contract owners may also communicate their voting instructions by telephone or by the Internet. To communicate voting instructions by telephone, contract owners should have their voting instruction forms ready and dial the toll-free number that appears on the voting instruction form. Enter the 14-digit control number found on the voting instruction form and follow the instructions that will be given. To communicate voting instructions using the Internet, contract owners should have their voting instruction forms available, go to the website www.proxyweb.com, enter the 14-digit control number found on the voting instruction form and follow the instructions that will be given. Contract owners who communicate voting instructions by telephone or by the Internet have the same power and authority to issue, revoke or otherwise change their voting instruction as currently exists for instructions communicated in written form. Voting instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed voting instruction form or by attending the Meeting and providing voting instructions in person. Attendance alone will not constitute a revocation. With respect to telephonic or Internet voting instructions, the Funds and their agents will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying contract owner information, recording the contract owner's instructions and confirming to the contract owner after the fact.

   Shares represented by a properly executed voting instruction form will be voted in accordance with the instructions thereon, or if no specification is made, the shares will be voted "FOR" the approval of the

Reorganization. It is not anticipated that any matters other than the approval of the Reorganization will be brought before the Meeting. Should other business properly be brought before the Meeting, it is intended that the entities named on the voting instruction form will vote in accordance with their best judgment. For the purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of the Reorganization.

   If sufficient votes in favor of the proposal set forth in the Notice of the Special Meeting are not received by the time scheduled for the Meeting, the holders of a majority of shares present in person or by proxy at the Meeting and entitled to vote at the Meeting, whether or not sufficient to constitute a quorum, may adjourn the Meeting. Any business that might have been transacted at the Meeting originally called may be transacted at any such adjourned session(s) at which a quorum is present. The costs of any additional solicitation and of any adjourned session(s) will be borne by the Adviser or an affiliate thereof, unless such costs exceed $42,500, in which case the excess will be borne by LSAAM or an affiliate thereof.

   Record Date and Outstanding Shares. Only shareholders of record of the LSA Funds at the close of business on the Record Date are entitled to notice of and to vote at the Meeting and any postponement or adjournment thereof. At the close of business on the Record Date, the following number of shares were outstanding and entitled to vote:

                                              Total Number of
                Name of Fund                 Shares Outstanding
                ------------                 ------------------
                LSA Equity Growth Fund......     2,471,655
                LSA Capital Growth Fund.....     1,362,012
                LSA Blue Chip Fund..........     1,381,150
                LSA Mid Cap Value Fund......     2,712,709
                LSA Diversified Mid-Cap Fund     1,256,338

Security Ownership of Certain Beneficial Owners and Management

   UIF Funds. As of the Record Date, the officers and directors of UIF as a group beneficially owned less than 1% of the outstanding shares of each UIF Fund. As of the Record Date, to the best of the knowledge of UIF, the following persons owned of record or beneficially 5% or more of the outstanding Class I shares of the following UIF Funds:

                                                                           Percentage
Name and Address                          Fund                             Ownership
----------------                          -------------------------------- ----------
Allstate Life Insurance Company--NB       UIF Equity Growth Portfolio          55%
Attn: Financial Control                   UIF U.S. Mid Cap Value Portfolio     47%
P.O. Box 94200
Palatine, IL 60094

The Travelers Separate Account ABD 2      UIF Equity Growth Portfolio          10%
For Variable Annuities & Separate Account UIF U.S. Mid Cap Value               12%
P.O. Box 990027                           Portfolio
Hartford, CT 06199-0027

American General Life Insurance Company   UIF Equity Growth Portfolio           9%
Attn: Debbie Kerai                        UIF U.S. Mid Cap Value                6%
P.O. Box 1591                             Portfolio
Houston, TX 77251-1591

                                                                           Percentage
Name and Address                                        Fund               Ownership
----------------                                        ----               ----------
AIG Life Insurance Company                UIF Equity Growth Portfolio           9%
Separate Account IV
1 Alico Plaza
Wilmington, DE 19801

General American Life Insurance           UIF Equity Growth Portfolio           5%
Separate Account Thirty-Four B
13045 Tesson Ferry Road
Saint Louis, MO 63128

Hartford Life & Annuity Insurance Company UIF U.S. Mid Cap Value Portfolio     22%
Attn David Ten Broeck
Separate Account Three
P.O. Box 2999
Hartford, CT 06104-2999

   LSA Funds. As of the Record Date, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the outstanding shares of each LSA Fund. As of the Record Date, to the best of the knowledge of the Trust, the following persons owned of record or beneficially 5% or more of the outstanding shares of the following LSA Funds:

                                                                 Percentage
    Name and Address                            Fund             Ownership
    ----------------                            ----             ----------
    Allstate Life Insurance Company LSA Equity Growth Fund         21.13%
    3075 Sanders Road               LSA Capital Growth Fund        38.23%
    Northbrook, Illinois 60062-7127 LSA Blue Chip Fund             18.10%
                                    LSA Mid Cap Value Fund          9.65%
                                    LSA Diversified Mid-Cap Fund   23.94%

    Lincoln Benefit Life Company    LSA Equity Growth Fund         55.42%
    2940 South 84th Street          LSA Capital Growth Fund        60.00%
    Lincoln, Nebraska 68506         LSA Blue Chip Fund             81.76%
                                    LSA Mid Cap Value Fund         54.73%
                                    LSA Diversified Mid-Cap Fund   75.78%

    Allstate Life Insurance Company LSA Equity Growth Fund         20.40%
    3100 Sanders Road               LSA Mid Cap Value Fund         32.98%
    Northbrook, Illinois 60062-7127

   Expenses. In order to obtain the necessary voting informations, additional solicitations may be made by mail, telephone, telegraph, facsimile or personal interview by representatives of the Trust, LSAAM, UIF or the Adviser. All costs of solicitation (including the printing and mailing of this proxy statement, meeting notice and form of proxy, as well as any necessary supplementary solicitations) will be paid by the Adviser or an affiliate thereof, unless such costs exceed $42,500, in which case the excess will be borne by LSAAM or an affiliate thereof.

                                OTHER BUSINESS

   The Board of Trustees of the Trust knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that voting instructions that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the entities named in the enclosed voting instruction form.

                           CONTRACT OWNER INQUIRIES

   Contract owner inquiries may be addressed to the Trust in writing at 3100 Sanders Road, Suite M2A, Northbrook, Illinois 60062, or by calling 1-800-632-3492 (for variable annuity contracts or variable life insurance policies held through Allstate Life Insurance Company), 1-800-865-5237 (for variable annuity contracts or variable life insurance policies held through Lincoln Benefit Life Company), 1-800-755-5275 (for variable annuity contracts or variable life insurance policies held through Glenbrook Life and Annuity Company), 1-800-692-4682 (for variable annuity contracts or variable life insurance policies held through Allstate Life Insurance Company of New York), 1-800-203-0068 (for variable annuity contracts or variable life insurance policies held through Allstate Financial Group except New York) or 1-866-718-9824 (for variable annuity contracts or variable life insurance policies held through Allstate Financial Group--New York).

   Contract owners who do not expect to be present at the Meeting are requested to provide instructions on how to vote the shares held under your contract using one of the methods described on the enclosed voting instruction form. The Board of Trustees unanimously recommends that you provide voting instructions for approval of the Reorganization of your Fund.

                                          By Order of the Board of Trustees,

                                          John R. Hunter
                                          President
                                          LSA Variable Series Trust

                                                                      Exhibit A

                 FORM OF AGREEMENT AND PLAN OF REORGANIZATION
              (All LSA Funds except LSA Diversified Mid-Cap Fund)

   THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of
this    day of February, 2004, by and among The Universal Institutional Funds,
Inc., a Maryland corporation (the "Acquiring Company"), with respect to its
           Portfolio, a separate series of the Acquiring Company (the "Acquiring Fund"); LSA Variable Series Trust, a Delaware statutory trust (the
"Selling Trust"), with respect to LSA            Fund, a separate series of the
Selling Trust (the "Selling Fund"); and LSA Asset Management LLC ("LSAAM"), the investment adviser to the Selling Fund (for purposes of paragraphs 5.9 and 9.1 of the Agreement only). The principal place of business of the Acquiring Company is 1221 Avenue of the Americas, New York, New York 10020. The principal place of business of the Selling Trust and LSAAM is 3100 Sanders Road, Suite J5B, Northbrook, Illinois 60062.

   This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all or substantially all of the assets of the Selling Fund in exchange for Class I shares of voting common stock, $.001 par value per share, of the Acquiring Fund ("Acquiring Fund Shares"); (ii) the assumption by the Acquiring Company, on behalf of the Acquiring Fund, of the Stated Liabilities of the Selling Fund as defined in paragraph 1.3; and (iii) the pro rata distribution, after the Closing Date as defined in paragraph 3.1, of the Acquiring Fund Shares to the shareholders of record of the Selling Fund and the termination, dissolution and complete liquidation of the Selling Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization").

   WHEREAS, the Acquiring Fund is a separate series of the Acquiring Company, and the Selling Fund is a separate series of the Selling Trust; and the Acquiring Company and the Selling Trust are open-end, registered management investment companies within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

   WHEREAS, the Acquiring Fund is authorized to issue its shares of common stock;

   WHEREAS, the directors of the Acquiring Company have determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

   WHEREAS, the trustees of the Selling Trust have determined that the Reorganization is in the best interests of the Selling Fund and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the Reorganization;

   NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                   ARTICLE I

 TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES
        AND THE ASSUMPTION OF SELLING FUND LIABILITIES AND LIQUIDATION
                              OF THE SELLING FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of all or substantially all its assets, as set forth in paragraph 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees: (i) to deliver to the Selling Fund the number of full and fractional Acquiring Fund Shares, determined by dividing the value of the Selling Fund's assets net of any Stated Liabilities of the Selling

    Fund described in paragraph 1.3, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the Stated Liabilities of the Selling Fund described in paragraph 1.3. Such transactions shall take place at the closing (the "Closing") provided for in paragraph 3.1.

1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property owned by the Selling Fund, including, without limitation, all cash, securities, commodities, interests in futures, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest and other receivables), goodwill and other intangible property, and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay dividends and distributions as provided in paragraph 8.5 and the Selling Fund's rights under this Agreement.

    The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Selling Fund's assets to be assigned, delivered and otherwise transferred to the Acquiring Fund as of the date of such statements. The Selling Fund hereby represents that, as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Selling Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

    The Selling Fund will, within a reasonable period of time before the Closing Date, furnish the Acquiring Fund with a list of the Selling Fund's portfolio securities, including notice of any liens or encumbrances thereto, and other investments. The Acquiring Fund will, within a reasonable time before the Closing Date, furnish the Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to above that do not conform to the Acquiring Fund's investment objective, policies and restrictions. If requested by the Acquiring Fund, the Selling Fund will dispose of securities on the Acquiring Fund's list before the Closing Date. In addition, if it is determined that the portfolios of the Selling Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund's trustees or investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Selling Fund.

1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge all of its known liabilities and obligations to the extent possible before the Closing Date. The Acquiring Fund shall assume only those accrued and unpaid liabilities of the Selling Fund set forth in the Selling Fund's statement of assets and liabilities as of the Closing Date as delivered by the Selling Fund to the Acquiring Fund pursuant to paragraph 7.2 (the "Stated Liabilities"). The Acquiring Fund shall assume only the Stated Liabilities and shall not assume any other debts, liabilities or obligations of the Selling Fund.

1.4 STATE FILINGS. Prior to the Closing Date, the Selling Trust shall make any filings with the State of Delaware that may be required under the laws of the State of Delaware, effective as of the Closing Date.

1.5 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable, but in no event later than 12 months after the Closing Date (the "Liquidation Date"): (a) the Selling Fund will distribute in complete liquidation of the Selling Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the "Selling Fund Shareholders"), all of the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.9 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the

    Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Selling Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.

1.6 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Company. Shares of the Acquiring Fund will be issued simultaneously to the Selling Fund, in an amount equal in value in an amount as determined by Section 2.3, to be distributed to the Selling Fund Shareholders.

1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of [that time] shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.8 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund for periods on or before the Closing Date, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Selling Fund, or the Selling Trust on behalf of the Selling Fund.

1.9 TERMINATION AND DISSOLUTION. The Selling Fund shall be terminated and dissolved promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.5.

1.10BOOKS AND RECORDS. All books and records of the Selling Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date.

                                  ARTICLE II

                                   VALUATION

2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets as of the close of regular trading on the New York Stock Exchange ("NYSE") on the Closing Date, after the declaration and payment of any dividends on that date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed on the Closing Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3 SHARES TO BE ISSUED. The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by dividing the value of the assets with respect to shares of the Selling Fund determined in accordance with paragraph 2.1 (less the Stated Liabilities) by the net asset value of an Acquiring Fund Share determined in accordance with paragraph 2.2.

2.4 DETERMINATION OF VALUE. All computations of value shall be made by or under the direction of the Selling or Acquiring Fund's respective accounting agent, as applicable, in accordance with its regular practice and the requirements of the 1940 Act, and shall be subject to review by each Fund's investment adviser.

                                  ARTICLE III

                           CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The Closing shall occur on April 30, 2004, or such other date as the parties may agree to in writing (the "Closing Date"). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place as of immediately after the close of regular trading on the NYSE on the Closing Date. The Closing shall be held at the offices of Vedder, Price, Kaufman & Kammholz, P.C., 222 North LaSalle Street, Chicago,
    Illinois 60601, or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN'S CERTIFICATE. The Selling Fund shall instruct its Custodian, Investors Bank & Trust Company (the "Custodian"), to deliver at the Closing a certificate of an authorized officer stating that: (a) the Selling Fund's portfolio securities, cash and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund. The Selling Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian for the Selling Fund to the custodian for the Acquiring Fund for examination no later than five (5) business days preceding the Closing Date and transferred and delivered by the Selling Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Selling Fund's securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or a futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and futures commission merchants and the Custodian. The cash to be transferred by the Selling Fund shall be transferred and delivered by the Selling Fund as of the Closing Date for the account of the Acquiring Fund.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that, on the Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Selling Fund are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that in the judgment of both the Selling and Acquiring Funds accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Closing shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

3.4 TRANSFER AGENT'S CERTIFICATE. The Selling Fund shall instruct its transfer agent, Investors Bank & Trust Company, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Selling Fund Shareholders as of the Closing Date, and the number and percentage ownership (to three decimal places) of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or instruct the Acquiring Company to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Selling Trust, or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund.

3.5 DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents, as such other party or its counsel may reasonably request.

                                  ARTICLE IV

                        REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Trust, on behalf of the Selling Fund, represents and warrants to the Acquiring Company, on behalf of the Acquiring Fund, as follows:

     (a) The Selling Trust is a statutory trust that is duly organized, validly existing and in good standing under laws of the State of Delaware. The Selling Fund is a legally designated, separate series of the Selling Trust.

     (b) The Selling Trust is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

     (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     (d) The Selling Fund is not in violation of, and the execution, delivery and performance of this Agreement (subject to shareholder approval) by the Selling Trust on behalf of the Selling Fund will not result in the material violation of, Delaware law or any provision of the Selling Trust's agreement and declaration of trust or bylaws or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Selling Trust or the Selling Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the Selling Trust on behalf of the Selling Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Selling Trust or the Selling Fund is a party or by which it is bound.

     (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged or reflected in the statement of assets and liabilities as provided in paragraph 1.3 hereof.

     (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

     (g) The financial statements of the Selling Fund for the fiscal year ended as of December 31, 2002 have been prepared in accordance with accounting principles generally accepted in the United States of America consistently applied and have been audited by independent auditors, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date that are not disclosed in such statements.

     (h) Since the date of the financial statements referred to in paragraph
         (g) above, there have been no material adverse changes in the Selling Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For the purposes of this paragraph (h), a decline in the net asset value of the Selling Fund due to declines in the Selling Fund's portfolio, the discharge of Selling Fund liabilities or the redemption of Selling Fund shares by Selling Fund Shareholders shall not constitute a material adverse change.

     (i) All federal and other tax returns and reports of the Selling Fund required by law to be filed have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

     (j) All issued and outstanding shares of the Selling Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and applicable state securities laws and are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Selling Fund's transfer agent as provided in paragraph 3.4. The Selling Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Selling Fund shares and has no outstanding securities convertible into any of the Selling Fund shares.

     (k) At the Closing Date, the Selling Trust, on behalf of the Selling Fund, will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power and authority to sell, assign, transfer and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Acquiring Fund has received notice, and, upon delivery and payment for such assets and the filing of any documents that may be required under Delaware state law, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act and other than as disclosed to and accepted by the Acquiring Fund.

     (l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the trustees of the Selling Trust. Subject to approval by the Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Trust, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles.

     (m) The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

     (n) From the effective date of the Registration Statement (as defined in paragraph 5.8) through the time of the meeting of the Selling Fund Shareholders and on the Closing Date, any written information furnished by the Selling Trust with respect to the Selling Fund for use in the Proxy Materials (as defined in paragraph 5.8) or any other materials provided in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

     (o) The Selling Fund has elected to qualify and has qualified as a "regulated investment company" under the Code (a "RIC") as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

     (p) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Selling Trust, on behalf of the Selling Fund, of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act or state securities law, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Selling Fund as described in paragraph 5.2.

     (q) Except as otherwise permitted under Treasury Regulations Section 1.817-5 (i) all of the beneficial interests in the Selling Fund are held by one or more segregated asset accounts of one or more domestic insurance companies and (ii) public access to such Selling Fund is available exclusively through the purchase of a variable life or annuity contract.

     (r) The assets of the Selling Fund, if treated as the sole assets of a variable annuity account subject to Code Section 817(h) and Treasury Regulations Section 1.817-5, would currently be, and at all times since the Selling Fund's inception have been, adequately diversified within the meaning of the Treasury Regulations Section 1.817-5(b)(1) or (2)

4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Company, on behalf of the Acquiring Fund, represents and warrants to the Selling Trust on behalf of the Selling Fund, as follows:

     (a) The Acquiring Company is a corporation that is duly organized, validly existing and in good standing under the laws of the State of Maryland. The Acquiring Fund is a legally designated, separate series of the Acquiring Company.

     (b) The Acquiring Company is registered as an open-end management investment company under the 1940 Act, and the Acquiring Company's registration with the Commission as an investment company under the 1940 Act is in full force and effect.

     (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

     (d) The Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement by the Acquiring Company on behalf of the Acquiring Fund will not result in, a material violation of, Maryland law or any provision of the Acquiring Company's articles of incorporation or bylaws or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Company or the Acquiring Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the Acquiring Company on behalf of the Acquiring Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Company or the Acquiring Fund is a party or by which it is bound.

     (e) Except as otherwise disclosed in writing to and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

     (f) The financial statements included in the Registration Statement of the Acquiring Fund for the fiscal year ended as of December 31, 2002 have been prepared in accordance with accounting principles generally accepted in the United States of America consistently applied and have been audited by independent auditors, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

     (g) Since the date of the financial statements referred to in paragraph
         (f) above, there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Selling Fund. For the purposes of this paragraph (g), a decline in the net asset value of the Acquiring Fund due to declines in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities or the redemption of Acquiring Fund Shares by Acquiring Fund shareholders shall not constitute a material adverse change.

     (h) All federal and other tax returns and reports of the Acquiring Fund required by law to be filed have been filed. All federal and other taxes shown due on such returns and reports have been paid or provision shall have been made for their payment. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

     (i) All issued and outstanding Acquiring Fund Shares have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and applicable state securities laws and are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.

     (j) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the directors of the Acquiring Company, and this Agreement constitutes a valid and binding obligation of the Acquiring Company, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles.

     (k) Acquiring Fund Shares to be issued and delivered to the Selling Fund for the account of the Selling Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares and will be fully paid and nonassessable.

     (l) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

     (m) From the effective date of the Registration Statement (as defined in paragraph 5.8) through the time of the meeting of the Selling Fund Shareholders and on the Closing Date, any written information furnished by the Acquiring Company with respect to the Acquiring Fund for use in the Proxy Materials (as defined in paragraph 5.8), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

     (n) The Acquiring Fund has elected to qualify and has qualified as a RIC under the Code as of and since its first taxable year, has been a RIC under the Code at all times since the end of its first taxable year when it so qualified, and qualifies and shall continue to qualify as a RIC under the Code.

     (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Company, on behalf of the Acquiring Fund, of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities law.

     (p) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and any state blue sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

     (q) Except as otherwise permitted under Treasury Regulations Section 1.817-5 (i) all of the beneficial interests in the Acquiring Fund are held by one or more segregated asset accounts of one or more domestic insurance companies and (ii) public access to such Acquiring Fund is available exclusively through the purchase of a variable life or annuity contract.

     (r) The assets of the Acquiring Fund, if treated as the sole assets of a variable annuity account subject to Code Section 817(h) and Treasury Regulations Section 1.817-5, would currently be, and at all times since the Acquiring Fund's inception have been, adequately diversified within the meaning of the Treasury Regulations Section 1.817-5(b)(1) or (2).

                                   ARTICLE V

             COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

5.1 OPERATION IN ORDINARY COURSE. Except as otherwise expressly provided herein, each of the Acquiring Fund and Selling Fund will operate its business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2 APPROVAL OF SHAREHOLDERS. The Selling Trust will call a special meeting of Selling Fund Shareholders to consider and act upon this Agreement (or transactions contemplated hereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than April 30, 2004 (or such other date as the parties may agree to in writing).

5.3 INVESTMENT REPRESENTATION. The Selling Trust and the Selling Fund covenant that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4 ACCESS TO BOOKS AND RECORDS. Upon reasonable notice, the Acquiring Company's officers and agents shall have reasonable access to the Selling Fund's books and records necessary to maintain current knowledge of the Selling Fund.

5.5 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund's shares.

5.6 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will take or cause to be taken all action and do or cause to be done all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, each of the Selling Trust and the Selling Fund covenants that it will, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.7 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty (60) days after the Closing Date, the Selling Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes, as well as any net operating loss carryovers and capital loss carryovers, that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Treasurer of the Selling Trust.

5.8 PREPARATION OF REGISTRATION STATEMENT AND PROXY STATEMENT. The Acquiring Company will prepare and file with the Commission a registration statement on Form N-14 (the

    "Registration Statement") relating to the Acquiring Fund Shares to be issued to shareholders of the Selling Fund. The Registration Statement shall include a proxy statement of the Selling Fund and a prospectus of the Acquiring Fund relating to the transactions contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the proxy statement of the Selling Fund contained in the Registration Statement (the "Proxy Materials"), for inclusion therein, in connection with the meeting of the Selling Fund Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

5.9 LIABILITY INSURANCE. LSAAM, its successors or assigns shall provide, or cause to be provided, reasonable liability insurance covering the actions of the former independent trustees of the Selling Trust for the period they served as such.

5.10BEST EFFORTS. Each of the Acquiring Company, the Acquiring Fund, the
    Selling Trust and the Selling Fund shall use its reasonable efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

                                  ARTICLE VI

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

   The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the Closing Date and, in addition, subject to the following conditions:

6.1 All representations, covenants and warranties of the Acquiring Company, on behalf of itself and the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Selling Fund a certificate executed in the Acquiring Fund's name by the Acquiring Company's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

6.2 The Selling Fund shall have received on the Closing Date an opinion from Mayer, Brown, Rowe & Maw LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

     (a) The Acquiring Company is a corporation validly existing under the laws of the State of Maryland (Maryland counsel may be relied upon in delivering such opinion).

     (b) To such counsel's knowledge, and without any independent investigation, the Acquiring Company is registered as an open-end management investment company under the 1940 Act and the Acquiring Company's registration with the Commission as an investment company under the 1940 Act is in full force and effect.

     (c) This Agreement has been duly authorized, executed and delivered by the Acquiring Company on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Trust, is a valid and binding obligation of the Acquiring Company on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

     (d) Assuming that the Acquiring Fund Shares have been issued in accordance with the terms of this Agreement, Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the

         Selling Fund Shareholders, as provided by this Agreement, are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and nonassessable, and no shareholder of the Acquiring Fund has any preemptive rights with respect to Acquiring Fund Shares.

     (e) The Registration Statement has been declared effective by the Commission, and to such counsel's knowledge no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, and without any independent investigation, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquiring Fund under the federal laws of the United States or the laws of the State of Maryland for the exchange of the Selling Fund's assets for Acquiring Fund Shares pursuant to this Agreement have been obtained or made.

     (f) The execution and delivery of this Agreement do not, and the consummation of the transactions contemplated herein will not, result in a violation of the Acquiring Company's articles of incorporation or bylaws.

     (g) To such counsel's knowledge, and without any independent investigation, the Acquiring Company is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Acquiring Fund.

                                  ARTICLE VII

           CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

   The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by the Selling Fund pursuant to this Agreement on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1 All representations, covenants and warranties of the Selling Trust, on behalf of itself and the Selling Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in the Selling Fund's name by the Selling Trust's President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Selling Trust.

7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Vedder, Price, Kaufman & Kammholz, P.C., dated as of the Closing Date, in a form reasonably satisfactory to the Acquiring Fund, covering the following points:

     (a) The Selling Trust is a statutory trust validly existing under the laws of the State of Delaware.

     (b) To such counsel's knowledge, and without any independent investigation, the Selling Trust is registered as an open-end management investment company under the 1940 Act and such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

     (c) This Agreement has been duly authorized, executed and delivered by the Selling Trust on behalf of the Selling Fund and, assuming due authorization, execution and delivery of this Agreement by the Acquiring Company on behalf of the Acquiring Fund, is a valid and binding obligation of the Selling

         Trust on behalf of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

     (d) To the knowledge of such counsel, and without any independent investigation, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Selling Fund under the federal laws of the United States or the laws of Delaware for the exchange of the Selling Fund's assets for Acquiring Fund Shares pursuant to this Agreement have been obtained or made.

     (e) The execution and delivery of this Agreement do not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Selling Trust's agreement and declaration of trust or bylaws, as applicable (assuming shareholder approval has been obtained).

     (f) To such counsel's knowledge, and without any independent investigation, the Selling Trust is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Selling Fund.

                                 ARTICLE VIII

          FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE
                        ACQUIRING FUND AND SELLING FUND

   If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 This Agreement and the transactions contemplated herein, with respect to the Selling Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of the Selling Trust's agreement and declaration of trust and bylaws, applicable Delaware law and the 1940 Act. Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3 All required consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary "no-action" positions and exemptive orders from such federal authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may waive any such conditions for itself.

8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5 The Selling Fund shall have declared and paid a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Selling Fund's investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income, if any, excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods ending on or before the Closing Date and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any capital loss carry forward).

8.6 As of the Closing Date, there shall be (a) no pending or threatened litigation brought by any person against the Selling Trust, the Selling Fund, the Acquiring Company or the Acquiring Fund or any of the investment advisers, trustees or officers of the foregoing, arising out of this Agreement, and (b) no facts known to the Selling Trust, the Selling Fund, the Acquiring Company or the Acquiring Fund, which any of such persons reasonably believes might result in such litigation.

8.7 The Acquiring Company and the Selling Trust shall have received an opinion of Vedder, Price, Kaufman & Kammholz, P.C. addressed to each of the Acquiring Fund and the Selling Fund substantially to the effect that, based on certain facts, assumptions and representations of the parties, for federal income tax purposes:

     (a) the transfer of all of the Selling Fund's assets in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Stated Liabilities of the Selling Fund followed by the distribution of Acquiring Fund Shares to the Selling Fund Shareholders in complete dissolution and liquidation of the Selling Fund will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

     (b) no gain or loss will be recognized by the Acquiring Fund upon the receipt of all of the assets of the Selling Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Stated Liabilities of the Selling Fund;

     (c) no gain or loss will be recognized by the Selling Fund upon the transfer of all the Selling Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Stated Liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Selling Fund Shareholders in exchange for such shareholders' shares of the Selling Fund;

     (d) no gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares solely for Acquiring Fund Shares in the Reorganization;

     (e) the aggregate tax basis of Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares exchanged therefor by such shareholder. The holding period of Acquiring Fund Shares to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder, provided such Selling Fund shares are held as capital assets at the time of the Reorganization; and

     (f) the tax basis of the Selling Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately before the Reorganization. The holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

   Such opinion shall be based on customary assumptions and such representations as Vedder, Price, Kaufman & Kammholz, P.C. may reasonably request, and each of the Selling Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations.

                                  ARTICLE IX

                                   EXPENSES

9.1 The Selling Fund will pay its legal and other fees associated with its participation in the Reorganization to the extent it is reimbursed by LSAAM or an affiliate of LSAAM for such expenses. Otherwise, the Funds will pay no expenses associated with their participation in the Reorganization. Except as described below, LSAAM or an affiliate of LSAAM will pay the Selling Fund's Reorganization expenses and the cost (if any) of continuation of directors' and officers'/errors and omissions insurance for the independent trustees of the Selling Trust, and the Acquiring Fund's investment adviser or an affiliate thereof will pay the Acquiring Fund's Reorganization expenses. LSAAM has separately entered into an agreement with the Acquiring Fund's investment adviser to set forth how the Funds' Reorganization expenses will be allocated. Pursuant to such agreement, LSAAM or an affiliate will pay expenses associated with the preparation and filing of the Proxy Materials, except that the Acquiring Fund's investment adviser or an affiliate thereof will pay the legal fees incurred by the Acquiring Fund associated with the preparation and filing of the Proxy Materials. The Acquiring Fund's investment adviser or an affiliate thereof will pay (a) all costs associated with the proxy solicitation, including but not limited to postage, printing, mailing and tabulation costs in an amount not to exceed $8,500; and (b) brokerage costs payable by the Selling Fund in connection with the realignment of its portfolio pursuant to paragraph 1.2 hereof and brokerage costs associated with any necessary realignment of the Acquiring Fund's portfolio following the closing of the Reorganization. To the extent such proxy solicitation costs exceed $8,500, LSAAM or an affiliate thereof will pay the difference.

9.2 The Acquiring Company, on behalf of the Acquiring Fund, and the Selling Trust, on behalf of the Selling Fund, represent and warrant that they have no obligations to pay any brokers' or finders' fees in connection with the transactions provided for herein.

                                   ARTICLE X

                                INDEMNIFICATION

10.1The Acquiring Company agrees to indemnify and hold harmless the Selling
    Trust, its trustees and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which any such indemnified party may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Company or the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.2The Selling Trust agrees to indemnify and hold harmless the Acquiring
    Company, its directors and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which any such indemnified party may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Selling Trust or the Selling Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

                                  ARTICLE XI

                   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1The Acquiring Company, on behalf of the Acquiring Fund, and the Selling
    Trust, on behalf of the Selling Fund, agree that no party has made to the other party any representation, warranty and/or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2Except as specified in the next sentence set forth in this paragraph 11.2, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date, the indemnification obligations of
    Article X, the obligations of the Acquiring Fund and the Selling Fund in paragraph 5.6 and the obligations of LSAAM in paragraph 5.9 shall continue in effect beyond the consummation of the transactions contemplated hereunder.

                                  ARTICLE XII

                                  TERMINATION

12.1This Agreement may be terminated by the mutual written agreement of the Acquiring Company and the Selling Trust. In addition, either the Acquiring Company or the Selling Trust may at their option terminate this Agreement at or before the Closing Date due to:

     (a) a breach by the other of any representation, warranty or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days; or

     (b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met if it reasonably appears that it will not or cannot be met.

12.2In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Acquiring Company or the Selling Trust, or their respective board members or officers, to the other party or its board members or officers. In the event of willful default, all remedies at law or in equity of the party adversely affected shall survive.

                                 ARTICLE XIII

                                  AMENDMENTS

12.3This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Acquiring Company and the Selling Trust as specifically authorized by their respective board members; provided, however, that, following the meeting of the Selling Fund Shareholders called by the Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such Selling Fund Shareholders without their further approval.

                                  ARTICLE XIV

              HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                            LIMITATION OF LIABILITY

14.1The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

14.4This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the directors, shareholders, nominees, officers, agents or employees of the Acquiring Company personally, but shall bind only the property of the Acquiring Fund, as provided in the articles of incorporation of the Acquiring Company. Moreover, no series of the Acquiring Company other than the Acquiring Fund shall be responsible for the obligations of the Acquiring Company hereunder, and all persons shall look only to the assets of the Acquiring Fund to satisfy the obligations of the Acquiring Fund hereunder. The execution and delivery of this Agreement have been authorized by the directors of the Acquiring Company on behalf of the Acquiring Fund and signed by authorized officers of the Acquiring Company, acting as such. Neither the authorization by such directors nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquiring Fund as provided in the Acquiring Company's articles of incorporation.

14.6It is expressly agreed that the obligations of the Selling Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of the Selling Trust personally, but shall bind only the trust property of the Selling Fund, as provided in the agreement and declaration of trust of the Selling Trust. Moreover, no series of the Selling Trust other than the Selling Fund shall be responsible for the obligations of the Selling Trust hereunder, and all persons shall look only to the assets of the Selling Fund to satisfy the obligations of the Selling Fund hereunder. The execution and delivery of this Agreement have been authorized by the trustees of the Selling Trust on behalf of the Selling Fund and signed by authorized officers of the Selling Trust, acting as such. Neither the authorization by such trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Selling Fund as provided in the Selling Trust's agreement and declaration of trust.

                                  ARTICLE XV

                                    NOTICES

15.1Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the applicable party: to the Selling Trust, 3100 Sanders Road, Suite J5B, Northbrook, Illinois 60062, Attention: Bruce Teichner, or to the Acquiring Company, 1221 Avenue of the Americas, New York, New York 10020, Attention:
    Thomas A. Smith, III, or to any other address that the Acquiring Company or the Selling Trust shall have last designated by notice to the other party.

   IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                              The Universal Institutional
                                              Funds, Inc.

                                              By:
                                                  ------------------------------
                                                              Name:
                                                        Title: President

Acknowledged:

By:
    --------------------------
              Name:
             Title:

                                              LSA Variable Series Trust

                                              By:
                                                  ------------------------------
                                                              Name:
                                                        Title: President

Acknowledged:

By:
    --------------------------
              Name:
             Title:

                                              The Undersigned is a party to
                                              this Agreement for thepurposes of
                                              paragraphs 5.9 and 9.1 only:

                                              LSA Asset Management LLC

                                              By:
                                                  ------------------------------
                                                              Name:
                                                             Title:

Acknowledged:

By:
    --------------------------
              Name:
             Title:

                                                                      Exhibit B

                                    FORM OF
                     AGREEMENT AND PLAN OF REORGANIZATION
                      (LSA Diversified Mid-Cap Fund Only)

   THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of
this    day of February, 2004, by and among The Universal Institutional Funds,
Inc., a Maryland corporation (the "Acquiring Company"), with respect to its U.S. Mid Cap Value Portfolio, a separate series of the Acquiring Company (the "Acquiring Fund"); LSA Variable Series Trust, a Delaware statutory trust (the "Selling Trust"), with respect to LSA Diversified Mid-Cap Fund, a separate series of the Selling Trust (the "Selling Fund"); and LSA Asset Management LLC ("LSAAM"), the investment adviser to the Selling Fund (for purposes of paragraphs 5.8 and 9.1 of the Agreement only). The principal place of business of the Acquiring Company is 1221 Avenue of the Americas, New York, New York 10020. The principal place of business of the Selling Trust and LSAAM is 3100 Sanders Road, Suite J5B, Northbrook, Illinois 60062.

   The reorganization will consist of: (i) the transfer of all or substantially all of the assets of the Selling Fund in exchange for Class I shares of voting common stock, $.001 par value per share, of the Acquiring Fund ("Acquiring Fund Shares"); (ii) the assumption by the Acquiring Company, on behalf of the Acquiring Fund, of the Stated Liabilities of the Selling Fund as defined in paragraph 1.3; and (iii) the pro rata distribution, after the Closing Date as defined in paragraph 3.1, of the Acquiring Fund Shares to the shareholders of record of the Selling Fund and the termination, dissolution and complete liquidation of the Selling Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization").

   WHEREAS, the Acquiring Fund is a separate series of the Acquiring Company, and the Selling Fund is a separate series of the Selling Trust; and the Acquiring Company and the Selling Trust are open-end, registered management investment companies within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

   WHEREAS, the Acquiring Fund is authorized to issue its shares of common stock;

   WHEREAS, the directors of the Acquiring Company have determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

   WHEREAS, the trustees of the Selling Trust have determined that the Reorganization is in the best interests of the Selling Fund and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the Reorganization;

   NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                   ARTICLE I

     TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND THE ASSUMPTION OF SELLING FUND LIABILITIES AND LIQUIDATION
                              OF THE SELLING FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all or substantially all of its assets, as set forth in paragraph 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees: (i) to deliver to the Selling Fund the number of full and fractional Acquiring Fund Shares, determined by dividing the value of the Selling Fund's assets net of any Stated Liabilities of the Selling Fund described in paragraph 1.3, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the Stated Liabilities of the Selling Fund described in paragraph 1.3. Such transactions shall take place at the closing (the "Closing") provided for in paragraph 3.1.

1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property owned by the Selling Fund, including, without limitation, all cash, securities, commodities, interests in futures, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest and other receivables), goodwill and other intangible property, and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay dividends and distributions as provided in paragraph 8.5 and the Selling Fund's rights under this Agreement.

    The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Selling Fund's assets to be assigned, delivered and otherwise transferred to the Acquiring Fund as of the date of such statements. The Selling Fund hereby represents that, as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Selling Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

    The Selling Fund will, within a reasonable period of time before the Closing Date, furnish the Acquiring Fund with a list of the Selling Fund's portfolio securities, including notice of any liens or encumbrances thereto, and other investments. The Acquiring Fund will, within a reasonable time before the Closing Date, furnish the Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to above that do not conform to the Acquiring Fund's investment objective, policies and restrictions. If requested by the Acquiring Fund, the Selling Fund will dispose of securities on the Acquiring Fund's list before the Closing Date. In addition, if it is determined that the portfolios of the Selling Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund's trustees or investment adviser, such disposition would not be in the best interests of the Selling Fund.

1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge all of its known liabilities and obligations to the extent possible before the Closing Date. The Acquiring Fund shall assume only those accrued and unpaid liabilities of the Selling Fund set forth in the Selling Fund's statement of assets and liabilities as of the Closing Date as delivered by the Selling Fund to the Acquiring Fund pursuant to paragraph 7.2 (the "Stated Liabilities"). The Acquiring Fund shall assume only the Stated Liabilities and shall not assume any other debts, liabilities or obligations of the Selling Fund.

1.4 STATE FILINGS. Prior to the Closing Date, the Selling Trust shall make any filings with the State of Delaware that may be required under the laws of the State of Delaware, effective as of the Closing Date.

1.5 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable, but in no event later than 12 months after the Closing Date (the "Liquidation Date"): (a) the Selling Fund will distribute in complete liquidation of the Selling Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the "Selling Fund Shareholders"), all of the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.9 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Selling Fund Shareholders, and representing the respective pro rata number of

    Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.

1.6 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Company. Shares of the Acquiring Fund will be issued simultaneously to the Selling Fund, in an amount equal in value in an amount as determined by Section 2.3, to be distributed to the Selling Fund Shareholders.

1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of [that time] shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.8 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund for periods on or before the Closing Date, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Selling Fund, or the Selling Trust on behalf of the Selling Fund.

1.9 TERMINATION AND DISSOLUTION. The Selling Fund shall be terminated and dissolved promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.5.

1.10BOOKS AND RECORDS. All books and records of the Selling Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date.

                                  ARTICLE II

                                   VALUATION

2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets as of the close of regular trading on the New York Stock Exchange ("NYSE") on the Closing Date, after the declaration and payment of any dividends on that date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed on the Closing Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3 SHARES TO BE ISSUED. The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by dividing the value of the assets with respect to shares of the Selling Fund determined in accordance with paragraph 2.1 (less the Stated Liabilities) by the net asset value of an Acquiring Fund Share determined in accordance with paragraph 2.2.

2.4 DETERMINATION OF VALUE. All computations of value shall be made by or under the direction of the Selling or Acquiring Fund's respective accounting agent, as applicable, in accordance with its regular practice and the requirements of the 1940 Act, and shall be subject to review by each Fund's investment adviser.

                                  ARTICLE III

                           CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The Closing shall occur on April 30, 2004, or such other date as the parties may agree to in writing (the "Closing Date"). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place as of immediately after the close of regular trading on the NYSE on the Closing Date. The Closing shall be held at the offices of Vedder, Price, Kaufman & Kammholz, P.C., 222 North LaSalle Street, Chicago,
    Illinois 60601, or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN'S CERTIFICATE. The Selling Fund shall instruct its Custodian, Investors Bank & Trust Company (the "Custodian"), to deliver at the Closing a certificate of an authorized officer stating that: (a) the Selling Fund's portfolio securities, cash and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund. The Selling Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian for the Selling Fund to the custodian for the Acquiring Fund for examination no later than five (5) business days preceding the Closing Date and transferred and delivered by the Selling Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Selling Fund's securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or a futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and futures commission merchants and the Custodian. The cash to be transferred by the Selling Fund shall be transferred and delivered by the Selling Fund as of the Closing Date for the account of the Acquiring Fund.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that, on the Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Selling Fund are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that in the judgment of both the Selling and Acquiring Funds accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Closing shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

3.4 TRANSFER AGENT'S CERTIFICATE. The Selling Fund shall instruct its transfer agent, Investors Bank & Trust Company, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Selling Fund Shareholders as of the Closing Date, and the number and percentage ownership (to three decimal places) of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or instruct the Acquiring Company to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Selling Trust, or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund.

3.5 DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents, as such other party or its counsel may reasonably request.

                                  ARTICLE IV

                        REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Trust, on behalf of the Selling Fund, represents and warrants to the Acquiring Company, on behalf of the Acquiring Fund, as follows:

     (a) The Selling Trust is a statutory trust that is duly organized, validly existing and in good standing under laws of the State of Delaware. The Selling Fund is a legally designated, separate series of the Selling Trust.

     (b) The Selling Trust is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

     (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     (d) The Selling Fund is not in violation of, and the execution, delivery and performance of this Agreement (subject to shareholder approval) by the Selling Trust on behalf of the Selling Fund will not result in the material violation of, Delaware law or any provision of the Selling Trust's agreement and declaration of trust or bylaws or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Selling Trust or the Selling Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the Selling Trust on behalf of the Selling Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Selling Trust or the Selling Fund is a party or by which it is bound.

     (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged or reflected in the statement of assets and liabilities as provided in paragraph 1.3 hereof.

     (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

     (g) The financial statements of the Selling Fund for the fiscal year ended as of December 31, 2002 have been prepared in accordance with accounting principles generally accepted in the United States of America consistently applied and have been audited by independent auditors, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date that are not disclosed in such statements.

     (h) Since the date of the financial statements referred to in paragraph
         (g) above, there have been no material adverse changes in the Selling Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For the purposes of this paragraph (h), a decline in the net asset value of the Selling Fund due to declines in the Selling Fund's portfolio, the discharge of Selling Fund liabilities or the redemption of Selling Fund shares by Selling Fund Shareholders shall not constitute a material adverse change.

     (i) All federal and other tax returns and reports of the Selling Fund required by law to be filed have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

     (j) All issued and outstanding shares of the Selling Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and applicable state securities laws and are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Selling Fund's transfer agent as provided in paragraph 3.4. The Selling Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Selling Fund shares and has no outstanding securities convertible into any of the Selling Fund shares.

     (k) At the Closing Date, the Selling Trust, on behalf of the Selling Fund, will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power and authority to sell, assign, transfer and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Acquiring Fund has received notice, and, upon delivery and payment for such assets and the filing of any documents that may be required under Delaware state law, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act and other than as disclosed to and accepted by the Acquiring Fund.

     (l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the trustees of the Selling Trust. Subject to approval by the Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Trust, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles.

     (m) The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

     (n) From the effective date of the Registration Statement (as defined in paragraph 5.7) through the time of the meeting of the Selling Fund Shareholders and on the Closing Date, any written information furnished by the Selling Trust with respect to the Selling Fund for use in the Proxy Materials (as defined in paragraph 5.7) or any other materials provided in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

     (o) The Selling Fund has elected to qualify and has qualified as a "regulated investment company" (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

     (p) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Selling Trust, on behalf of the Selling Fund, of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act or state securities law, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Selling Fund as described in paragraph 5.2.

     (q) Except as otherwise permitted under Treasury Regulations Section 1.817-5 (i) all of the beneficial interests in the Selling Fund are held by one or more segregated asset accounts of one or more domestic insurance companies and (ii) public access to such Selling Fund is available exclusively through the purchase of a variable life or annuity contract.

     (r) The assets of the Selling Fund, if treated as the sole assets of a variable annuity account subject to Code Section 817(h) and Treasury Regulations Section 1.817-5, would currently be, and at all times since the Selling Fund's inception have been, adequately diversified within the meaning of the Treasury Regulations Section 1.817-5(b)(1) or (2).

4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Company, on behalf of the Acquiring Fund, represents and warrants to the Selling Trust on behalf of the Selling Fund, as follows:

     (a) The Acquiring Company is a corporation that is duly organized, validly existing and in good standing under the laws of the State of Maryland. The Acquiring Fund is a legally designated, separate series of the Acquiring Company.

     (b) The Acquiring Company is registered as an open-end management investment company under the 1940 Act, and the Acquiring Company's registration with the Commission as an investment company under the 1940 Act is in full force and effect.

     (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

     (d) The Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement by the Acquiring Company on behalf of the Acquiring Fund will not result in, a material violation of, Maryland law or any provision of the Acquiring Company's articles of incorporation or bylaws or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Company or the Acquiring Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the Acquiring Company on behalf of the Acquiring Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Company or the Acquiring Fund is a party or by which it is bound.

     (e) Except as otherwise disclosed in writing to and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

     (f) The financial statements included in the Registration Statement of the Acquiring Fund for the fiscal year ended as of December 31, 2002 have been prepared in accordance with accounting principles generally accepted in the United States of America consistently applied and have been audited by independent auditors, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

     (g) Since the date of the financial statements referred to in paragraph
         (f) above, there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities or business

         (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Selling Fund. For the purposes of this paragraph (g), a decline in the net asset value of the Acquiring Fund due to declines in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities or the redemption of Acquiring Fund Shares by Acquiring Fund shareholders shall not constitute a material adverse change.

     (h) All federal and other tax returns and reports of the Acquiring Fund required by law to be filed have been filed. All federal and other taxes shown due on such returns and reports have been paid or provision shall have been made for their payment. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

     (i) All issued and outstanding Acquiring Fund Shares have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and applicable state securities laws and are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.

     (j) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the directors of the Acquiring Company, and this Agreement constitutes a valid and binding obligation of the Acquiring Company, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles.

     (k) Acquiring Fund Shares to be issued and delivered to the Selling Fund for the account of the Selling Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares and will be fully paid and nonassessable.

     (l) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

     (m) From the effective date of the Registration Statement (as defined in paragraph 5.7) through the time of the meeting of the Selling Fund Shareholders and on the Closing Date, any written information furnished by the Acquiring Company with respect to the Acquiring Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

     (n) The Acquiring Fund has elected to qualify and has qualified as a RIC under the Code as of and since its first taxable year, has been a RIC under the Code at all times since the end of its first taxable year when it so qualified, and qualifies and shall continue to qualify as a RIC under the Code.

     (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Company, on behalf of the Acquiring Fund, of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities law.

     (p) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and any state blue sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

     (q) Except as otherwise permitted under Treasury Regulations Section 1.817-5 (i) all of the beneficial interests in the Acquiring Fund are held by one or more segregated asset accounts of one or more domestic insurance companies and (ii) public access to such Acquiring Fund is available exclusively through the purchase of a variable life or annuity contract.

     (r) The assets of the Acquiring Fund, if treated as the sole assets of a variable annuity account subject to Code Section 817(h) and Treasury Regulations Section 1.817-5, would currently be, and at all times since the Acquiring Fund's inception have been, adequately diversified within the meaning of the Treasury Regulations Section 1.817-5(b)(1) or (2).

                                   ARTICLE V

             COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

5.1 OPERATION IN ORDINARY COURSE. Except as otherwise expressly provided herein, each of the Acquiring Fund and Selling Fund will operate its business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2 APPROVAL OF SHAREHOLDERS. The Selling Trust will call a special meeting of Selling Fund Shareholders to consider and act upon this Agreement (or transactions contemplated hereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than April 30, 2004 (or such other date as the parties may agree to in writing).

5.3 INVESTMENT REPRESENTATION. The Selling Trust and the Selling Fund covenant that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4 ACCESS TO BOOKS AND RECORDS. Upon reasonable notice, the Acquiring Company's officers and agents shall have reasonable access to the Selling Fund's books and records necessary to maintain current knowledge of the Selling Fund.

5.5 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund's shares.

5.6 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will take or cause to be taken all action and do or cause to be done all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, each of the Selling Trust and the Selling Fund covenants that it will, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.7 PREPARATION OF REGISTRATION STATEMENT AND PROXY STATEMENT. The Acquiring Company will prepare and file with the Commission a registration statement on Form N-14 (the "Registration Statement") relating to the Acquiring Fund Shares to be issued to shareholders of the Selling Fund. The Registration Statement shall include a proxy statement of the Selling Fund and a prospectus of the Acquiring Fund relating to the transactions contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the proxy statement of the Selling Fund contained in the Registration Statement (the "Proxy Materials"), for inclusion therein, in connection with the meeting of the Selling Fund Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

5.8 LIABILITY INSURANCE. LSAAM, its successors or assigns shall provide, or cause to be provided, reasonable liability insurance covering the actions of the former independent trustees of the Selling Trust for the period they served as such.

5.9 BEST EFFORTS. Each of the Acquiring Company, the Acquiring Fund, the Selling Trust and the Selling Fund shall use its reasonable efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

                                  ARTICLE VI

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

   The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the Closing Date and, in addition, subject to the following conditions:

6.1 All representations, covenants and warranties of the Acquiring Company, on behalf of itself and the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Selling Fund a certificate executed in the Acquiring Fund's name by the Acquiring Company's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

6.2 The Selling Fund shall have received on the Closing Date an opinion from Mayer, Brown, Rowe & Maw LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

     (a) The Acquiring Company is a corporation validly existing under the laws of the State of Maryland (Maryland counsel may be relied upon in delivering such opinion).

     (b) To such counsel's knowledge, and without any independent investigation, the Acquiring Company is registered as an open-end management investment company under the 1940 Act and the Acquiring Company's registration with the Commission as an investment company under the 1940 Act is in full force and effect.

     (c) This Agreement has been duly authorized, executed and delivered by the Acquiring Company on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Trust, is a valid and binding obligation of the Acquiring Company on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

     (d) Assuming that the Acquiring Fund Shares have been issued in accordance with the terms of this Agreement, Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders, as provided by this Agreement, are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and nonassessable, and no shareholder of the Acquiring Fund has any preemptive rights with respect to Acquiring Fund Shares.

     (e) The Registration Statement has been declared effective by the Commission, and to such counsel's knowledge no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, and without any independent investigation, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquiring Fund under the federal laws of the United States or the laws of the State of Maryland for the exchange of the Selling Fund's assets for Acquiring Fund Shares pursuant to this Agreement have been obtained or made.

     (f) The execution and delivery of this Agreement do not, and the consummation of the transactions contemplated herein will not, result in a violation of the Acquiring Company's articles of incorporation or bylaws.

     (g) To such counsel's knowledge, and without any independent investigation, the Acquiring Company is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Acquiring Fund.

                                  ARTICLE VII

           CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

   The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by the Selling Fund pursuant to this Agreement on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1 All representations, covenants and warranties of the Selling Trust, on behalf of itself and the Selling Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in the Selling Fund's name by the Selling Trust's President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities as of the Closing Date, certified by the Treasurer of the Selling Trust.

7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Vedder, Price, Kaufman & Kammholz, P.C., dated as of the Closing Date, in a form reasonably satisfactory to the Acquiring Fund, covering the following points:

     (a) The Selling Trust is a statutory trust validly existing under the laws of the State of Delaware.

     (b) To such counsel's knowledge, and without any independent investigation, the Selling Trust is registered as an open-end management investment company under the 1940 Act and such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

     (c) This Agreement has been duly authorized, executed and delivered by the Selling Trust on behalf of the Selling Fund and, assuming due authorization, execution and delivery of this Agreement by the Acquiring Company on behalf of the Acquiring Fund, is a valid and binding obligation of the Selling Trust on behalf of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

     (d) To the knowledge of such counsel, and without any independent investigation, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Selling Fund under the federal laws of the United States or the laws of Delaware for the exchange of the Selling Fund's assets for Acquiring Fund Shares pursuant to this Agreement have been obtained or made.

     (e) The execution and delivery of this Agreement do not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Selling Trust's agreement and declaration of trust or bylaws, as applicable (assuming shareholder approval has been obtained).

     (f) To such counsel's knowledge, and without any independent investigation, the Selling Trust is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Selling Fund.

                                 ARTICLE VIII

          FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE
                        ACQUIRING FUND AND SELLING FUND

   If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 This Agreement and the transactions contemplated herein, with respect to the Selling Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of the Selling Trust's agreement and declaration of trust and bylaws, applicable Delaware law and the 1940 Act. Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3 All required consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary "no-action" positions and exemptive orders from such federal authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may waive any such conditions for itself.

8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5 The Selling Fund shall have declared and paid a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Selling Fund's investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income, if any, excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods ending on or before the Closing Date and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any capital loss carry forward).

8.6 As of the Closing Date, there shall be (a) no pending or threatened litigation brought by any person against the Selling Trust, the Selling Fund, the Acquiring Company or the Acquiring Fund or any of the investment advisers, trustees or officers of the foregoing, arising out of this Agreement, and (b) no facts known to the Selling Trust, the Selling Fund, the Acquiring Company or the Acquiring Fund, which any of such persons reasonably believes might result in such litigation.

                                  ARTICLE IX

                                   EXPENSES

9.1 The Selling Fund will pay its legal and other fees associated with its participation in the Reorganization to the extent it is reimbursed by LSAAM or an affiliate of LSAAM for such expenses. Otherwise, the Funds will pay no expenses associated with their participation in the Reorganization. Except as described below, LSAAM or an affiliate of LSAAM will pay the Selling Fund's Reorganization expenses and the cost (if any) of continuation of directors' and officers'/errors and omissions insurance for the independent trustees of the Selling Trust, and the Acquiring Fund's investment adviser or an affiliate thereof will pay the Acquiring Fund's Reorganization expenses. LSAAM has separately entered into an agreement with the Acquiring Fund's investment adviser to set forth how the Funds' Reorganization expenses will be allocated. Pursuant to such agreement, LSAAM or an affiliate will pay expenses associated with the preparation and filing of the Proxy Materials, except that the Acquiring Fund's investment adviser or an affiliate thereof will pay the legal fees incurred by the Acquiring Fund associated with the preparation and filing of the Proxy Materials. The Acquiring Fund's investment adviser or an affiliate thereof will pay (a) all costs associated with the proxy solicitation, including but not limited to postage, printing, mailing and tabulation costs in an amount not to exceed $8,500; and (b) brokerage costs payable by the Selling Fund in connection with the realignment of its portfolio pursuant to paragraph 1.2 hereof and brokerage costs associated with any necessary realignment of the Acquiring Fund's portfolio following the closing of the Reorganization. To the extent such proxy solicitation costs exceed $8,500, LSAAM or an affiliate thereof will pay the difference.

9.2 The Acquiring Company, on behalf of the Acquiring Fund, and the Selling Trust, on behalf of the Selling Fund, represent and warrant that they have no obligations to pay any brokers' or finders' fees in connection with the transactions provided for herein.

                                   ARTICLE X

                                INDEMNIFICATION

10.1The Acquiring Company agrees to indemnify and hold harmless the Selling
    Trust, its trustees and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which any such indemnified party may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Company or the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.2The Selling Trust agrees to indemnify and hold harmless the Acquiring
    Company, its directors and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which any such indemnified party may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Selling Trust or the Selling Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

                                  ARTICLE XI

                   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1The Acquiring Company, on behalf of the Acquiring Fund, and the Selling
    Trust, on behalf of the Selling Fund, agree that no party has made to the other party any representation, warranty and/or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2Except as specified in the next sentence set forth in this paragraph 11.2, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date, the indemnification obligations of Article X, the obligations of the Acquiring Fund and the Selling Fund in paragraph 5.6 and the obligations of LSAAM in paragraph 5.8 shall continue in effect beyond the consummation of the transactions contemplated hereunder.

                                  ARTICLE XII

                                  TERMINATION

12.1This Agreement may be terminated by the mutual written agreement of the Acquiring Company and the Selling Trust. In addition, either the Acquiring Company or the Selling Trust may at their option terminate this Agreement at or before the Closing Date due to:

     (a) a breach by the other of any representation, warranty or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days; or

     (b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met if it reasonably appears that it will not or cannot be met.

12.2In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Acquiring Company or the Selling Trust, or their respective board members or officers, to the other party or its board members or officers. In the event of willful default, all remedies at law or in equity of the party adversely affected shall survive.

                                 ARTICLE XIII

                                  AMENDMENTS

13.1This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Acquiring Company and the Selling Trust as specifically authorized by their respective board members; provided, however, that, following the meeting of the Selling Fund Shareholders called by the Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such Selling Fund Shareholders without their further approval.

                                  ARTICLE XIV

              HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                            LIMITATION OF LIABILITY

14.1The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

14.4This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the directors, shareholders, nominees, officers, agents or employees of the Acquiring Company personally, but shall bind only the property of the Acquiring Fund, as provided in the articles of incorporation of the Acquiring Company. Moreover, no series of the Acquiring Company other than the Acquiring Fund shall be responsible for the obligations of the Acquiring Company hereunder, and all persons shall look only to the assets of the Acquiring Fund to satisfy the obligations of the Acquiring Fund hereunder. The execution and delivery of this Agreement have been authorized by the directors of the Acquiring Company on behalf of the Acquiring Fund and signed by authorized officers of the Acquiring Company, acting as such. Neither the authorization by such directors nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquiring Fund as provided in the Acquiring Company's articles of incorporation.

14.6It is expressly agreed that the obligations of the Selling Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of the Selling Trust personally, but shall bind only the trust property of the Selling Fund, as provided in the agreement and declaration of trust of the Selling Trust. Moreover, no series of the Selling Trust other than the Selling Fund shall be responsible for the obligations of the Selling Trust hereunder, and all persons shall look only to the assets of the Selling Fund to satisfy the obligations of the Selling Fund hereunder. The execution and delivery of this Agreement have been authorized by the trustees of the Selling Trust on behalf of the Selling Fund and signed by authorized officers of the Selling Trust, acting as such. Neither the authorization by such trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Selling Fund as provided in the Selling Trust's agreement and declaration of trust.

                                  ARTICLE XV

                                    NOTICES

15.1Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the applicable party: to the Selling Trust, 3100 Sanders Road, Suite J5B, Northbrook, Illinois 60062, Attention: Bruce Teichner, or to the Acquiring Company, 1221 Avenue of the Americas, New York, New York 10020, Attention:
    Thomas A. Smith, III, or to any other address that the Acquiring Company or the Selling Trust shall have last designated by notice to the other party.

   IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                              The Universal Institutional
                                              Funds, Inc.

                                              By:
                                                  ------------------------------
                                                              Name:
                                                        Title: President

Acknowledged:

By:
    --------------------------
              Name:
             Title:

                                              LSA Variable Series Trust

                                              By:
                                                  ------------------------------
                                                              Name:
                                                        Title: President

Acknowledged:

By:
    --------------------------
              Name:
             Title:

                                              The Undersigned is a party to
                                              this Agreement for thepurposes of
                                              paragraphs 5.8 and 9.1 only:

                                              LSA Asset Management LLC

                                              By:
                                                  ------------------------------
                                                              Name:
                                                             Title:

Acknowledged:

By:
    --------------------------
              Name:
             Title:

                                                                      Exhibit C

                        MANAGEMENT'S DISCUSSION OF THE
                   UIF EQUITY GROWTH PORTFOLIO'S PERFORMANCE
                     (Fiscal Year Ended December 31, 2002)

Market Review

   During 2002, domestic equities declined for a third straight year, the first time that has occurred since 1939-1941. Despite a rally during the fourth quarter, the Index finished the year down more than 22%, its worst year since 1974. Growth stocks were particularly hard hit across the capitalization spectrum and weakness was especially pronounced in the traditional growth areas of technology, biotechnology and telecommunication services.

   Although the Portfolio under performed the Index for the year, it exceeded both the Russell 1000 Growth Index and the Lipper peer group median. Security selection was weak in consumer discretionary and industrials. Some major retailers turned in disappointing years due to slower consumer spending. Industrial performance was dragged down by major companies. One company is an industrial conglomerate that was in the wake of Enron-related fears and comprised of a number of seemingly valuable businesses. Our portfolio managers liquidated the Portfolio's position during January when company management was considering spin-offs of the individual businesses. We viewed the diversified business as attractive. Spin-offs, in our opinion, would only dilute shareholder value. In terms of allocation, our underweight to energy detracted from performance. We view exploration and production companies as a hedge given the possibility of war. We favor diversified financial companies, however, an underweight to financials detracted from performance. A diversified financial company experienced an exceptional growth in 2002 due to the mortgage refinance boom. Our overweight to information technology detracted from relative performance. The second half recovery did not unfold as businesses chose to hang on to their capital and postponed technology spending. A large percentage of technology investments has positioned the Portfolio to benefit from a possible recovery in technology. Our overweight to health care was positive; however, security selection detracted from relative performance.

Market Outlook

   We are cautiously optimistic the economic recovery will continue as we see signs of stabilization. Recent data on purchasing activity are encouraging and we see early stage positives in areas such as advertising. Consumer spending has slowed somewhat, and in our view, what needs to unfold to sustain the recovery is a pickup in corporate spending. At this point, there is not a great deal of visibility for the vast number of companies we follow. Geo-political concerns around oil and the possibility of war continue to cast a cloud for individual companies and the market in general. We continue to invest in a mix of stable and cyclical growth companies and at the margin will look to add beta to the Portfolio in anticipation of a recovery.

January 2003

                   Performance Compared to the S&P 500 Index

                                   Total Returns/(2)/
                           ----------------------------------
                                                    Average
                                       Average      Annual
                                     Annual Five     Since
                           One Year     Years    Inception/(3)/
                           --------  ----------- -------------
                Portfolio.  (27.81)%    (2.11)%      3.04%
                Index/(1)/  (22.09)     (0.58)       4.49

--------
(1)The S&P 500 Index is comprised of 500 large-cap U.S. companies with market capitalization of $1 billion or more. These 500 companies are a representative sample of some 100 industries chosen mainly for market size, liquidity and industry group representation.
(2)Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(3)Commenced operations on January 2, 1997.

                                    [CHART]

Growth of a $10,000 Investment in Equity Growth Portfolio and the S&P 500 Index

                 Equity Growth           S&P 500
                   Portfolio              Index
                ---------------         ----------
  1/2/1997          $10,000               $10,000
12/31/1997           13,305                13,402
12/31/1998           15,872                17,231
12/31/1999           22,133                20,856
12/31/2000           19,533                18,954
12/31/2001           16,570                16,702
12/31/2002           11,961                13,015

--------
*  Commenced operations on January 2, 1997.

   In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

   Performance shown does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

   Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

   The Equity Growth Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

   For the year ended December 31, 2002, the Portfolio had a total return of -27.81% compared to -22.09% for the S&P 500 Index (the "Index").

                                                                      Exhibit D

                        MANAGEMENT'S DISCUSSION OF THE
                UIF U.S. MID CAP VALUE PORTFOLIO'S PERFORMANCE
                     (Fiscal Year Ended December 31, 2002)

Mid Cap Value Portfolio (now called U.S. Mid Cap Value Portfolio)

Market Review

   Calendar year 2002 was a challenging one for the Portfolio. The past twelve months represented the third straight year of decline for domestic equities, the first time that has occurred since 1939-1941. Despite a rally during the fourth quarter, the Index finished the year down more than 14%, its worst year ever since its inception in 1981. Weakness was especially pronounced in the traditional growth areas of technology, biotechnology and telecommunication services. Accounting and corporate governance scandals dominated headlines for a large part of the year and seven of the twelve largest U.S. bankruptcies ever took place during the year. Investor concerns about geo-political issues overseas, particularly in the Middle East, weighed on equity markets as well. The macroeconomic picture did shows some signs of improvement, however, as evidenced by four consecutive quarters of gross domestic product growth, and interest rates fell to their lowest levels in 40 years.

   Two key issues, which led to disappointing performance during the year, were corporate fraud and liquidity concerns. These problems materialized in the Portfolio within the technology, energy, utilities, and consumer services sectors. Corporate fraud became an issue with three companies that were larger holdings of the Portfolio. As the details of their respective situations became clear, each of these positions was reduced, and when possible, completely sold out of the Portfolio. Two additional stocks held by the Portfolio declined during the year primarily due to liquidity concerns, which we believed were exaggerated. However, in order to limit the Portfolio's exposure to these risks, these positions were reduced as well. These five companies accounted for nearly ten percentage points of the Portfolio's underperformance or approximately 70% of the Portfolio's total relative underperformance. Positives for the year included stock selection within basic resources, an overweight to consumer services and a slight underweight to telephone services.

   We have taken a number of steps to address underperformance. We have added several balance sheet factors into our quantitative models and have done extensive back testing to verify their usefulness. We continue to work closely with our corporate fixed income and high yield teams, in order to gain additional insight into liquidity issues that might affect the value of the equities that we own.

   We are encouraged by the Portfolio's outperformance during the fourth quarter and continue to adhere to our investment discipline and maintain a well diversified portfolio. We anticipate that corporate spending will take the lead at this point in the current cycle and contributions by the consumer will tend to be somewhat muted. As such, we favor companies with financial and operating leverage, particularly those in the business-to-business area, and remain underweight consumer related sectors at the margin. We have positioned the Portfolio to take advantage of these themes by overweighting the technology, utilities, and health care sectors, and underweighting consumer durables, consumer services, and retail.

Market Outlook

   We expect this recovery to be slower and potentially more fragile than those in the past. We are becoming more constructive on the economy as a weak dollar, accommodative fiscal and monetary policies begin to support better economic activity. Issues such as geo-political concerns, rising energy prices, and a weak global economy could stall the recovery.

January 2003

               Performance Compared to the S&P MidCap 400 Index

                                   Total Returns/(2)/
                           ----------------------------------
                                                    Average
                                       Average      Annual
                                     Annual Five     Since
                           One Year     Years    Inception/(3)/
                           --------  ----------- -------------
                Portfolio.  (27.95)%    1.48%         7.20%
                Index/(1)/  (14.50)     6.42         10.60

--------
(1)The S&P MidCap 400 Index is a market-value weighted index which consists of 400 domestic stocks that are chosen for market size, liquidity, and industry group representation.
(2)Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such wavier and reimbursement, total returns would be lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(3)Commenced operations on January 2, 1997.

           Comparison of the Change in Value of a $10,000 Investment

                                  [CHART]

Comparison of the Change in Value of a $10,000 Investment

                 Equity Growth           S&P 500
                   Portfolio              Index
                ---------------         ----------
  1/2/1997          $10,000               $10,000
12/31/1997           14,903                13,405
12/31/1998           16,337                15,968
12/31/1999           19,623                18,318
12/31/2000           21,733                21,524
12/31/2001           21,049                21,399
12/31/2002           15,165                18,297

--------
*  Commenced operations on January 2, 1997.

   In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

   Performance shown does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

   Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

   The Mid Cap Value Portfolio seeks above-average total return over a market cycle of three to five years by investing in commons tocks and other equity securities. Investments in medium-sized corporations are more vulnerable to financial risks and other risks than larger corporations and may involve a higher degree of price volatility than investments in the general equity markets.

   For the year ended December 31, 2002, the Portfolio had a total return of -27.95% compared to -14.50% for the S&P MidCap 400 Index (the "Index").

                                                                      Exhibit E

                        MANAGEMENT'S DISCUSSION OF THE
                     LSA EQUITY GROWTH FUND'S PERFORMANCE
                     (Fiscal Year Ended December 31, 2002)

LSA Variable Series Trust Focused Equity Fund (now called Equity Growth Fund) Advised by: Van Kampen

Performance Review

   During the 12-month period ending December 31, 2002, the LSA Focused Equity Fund returned -29.81%, underperforming its primary benchmark, the S&P 500 Index, which returned -22.10%, and its secondary benchmark, the Russell 1000 Growth Index, which returned -27.88%.

   Security selection and sector allocation both detracted from performance relative to the S&P 500 Index. Of particular note, security selection was weak in Consumer Discretionary and Industrials. Retailers Home Depot, Wal-Mart, and BJ's Wholesale Club turned in disappointing years. Home Depot has seen its momentum slow this year due to increased competition from Lowe's. Home Depot remains the leading home improvement retailer. The company remains very profitable and is capable of generating huge free cash flow. The company also has an ongoing share buyback program. Despite its dominant position among discount retailers, Wal-Mart found that it is not immune to the effects of slower consumer spending. BJ's Wholesale Clubs experienced sluggish sales and disappointing results of new market locations. BJ's has been adversely impacted by the increased pricing competition in the supermarket industry. Industrial performance was dragged down by Tyco and General Electric. Tyco is an industrial conglomerate that was in the wake of Enron-related fears and comprised of a number of seemingly valuable businesses. Our portfolio managers liquidated the position during January when company management was considering spin-offs of the individual businesses. We viewed the diversified businesses as attractive. Spin-offs would only dilute shareholder value. General Electric experienced a cyclical downturn in its power systems business and its insurance business is down sharply as a result of a $1.4 billion restructuring charge. The other units of the company were not able to offset these events.

   In terms of allocation, three sectors figured prominently in our underperformance. Our underweight to Energy detracted from performance. We found growth opportunities in exploration and production companies which we view as a hedge given the possibility of war. Baker Hughes is an attractive investment opportunity due to its deep sea drilling capabilities. The underweight to Financials had an adverse impact on performance. We favor diversified financial companies that demonstrate growth opportunities. Freddie Mac is an example of a company that experienced exceptional growth in 2002 due to the mortgage refinance boom as a result of lower interest rates. Citigroup had its fair share of negative news headlines. In spite of these events we continue to believe that this company is well positioned for growth. Our overweight to Information Technology detracted from relative performance. It was widely viewed that technology companies were poised for a second half recovery. Unfortunately businesses chose to hold on to their capital and postponed technology spending. Microsoft, Dell, Cisco, Intel, and IBM represent the largest percentage of our technology investment. We believe these dominant players will continue to take market share from their smaller rivals and are well positioned to benefit from a recovery in technology.

   Health Care represented the heaviest weight in the portfolio and largest bet relative to the benchmark. In our view, pharmaceutical and biotechnology companies have compelling growth prospects. We take a portfolio approach to investing in this space by owning a number of companies. In pharmaceuticals we monitor the effectiveness of drug therapies and their market share. Pharmaceutical companies are also evaluated on the basis of their product pipeline in order to assess future growth potential. In biotechnology, we evaluate each drug's probability of success. Our overweight to Health Care proved positive, however, security selection detracted from relative performance. Pfizer's shares have been weak on concerns regarding its merger with Pharmacia and a Neurontin (Epilepsy) patent challenge. Idec Pharmaceuticals has experienced a slower than expected rollout of its Zevalin (Non Hodgkins Lymphoma) drug therapy. Wyeth declined on news concerning side effects from long-term use of its hormone replacement therapy (Prempro).

Outlook

   We see signs of stabilization and are cautiously optimistic the economic recovery will continue. Recent data on purchasing activity are encouraging and we see early stage positives in areas such as advertising. The consumer has slowed somewhat but has not rolled, and in our view what needs to unfold to sustain the recovery is a pickup in corporate spending. At this point there is not a great deal of visibility for the vast number of companies we follow. Geopolitical concerns around oil and the possibility of war continue to cast a cloud for individual companies and the market in general. We continue to invest in a mix of stable and cyclical growth companies and at the margin will look to add beta to the portfolio in anticipation of a recovery.

   The views expressed herein reflect those of Van Kampen, the Fund's Adviser, and do not necessarily represent the views of LSA Variable Series Trust or the Trust's Manager, LSA Asset Management, LLC. Such views are subject to change at any time based upon market or other conditions. Furthermore, such views may not be relied upon as investment advice or as an indication of any Fund's trading intent.

Investment Performance

                                    [CHART]

Growth of a $10,000 Investment in Focused Equity Fund, the S&P 500 Index, and the Russell 1000 Growth Index

           Focused Equity  S&P 500  Russell 1000
                Fund        Index   Growth Index
           --------------  -------  ------------
10/01/99      $10,000      $10,000    $10,000
10/31/99       10,480       10,632     10,717
11/30/99       11,010       10,848     11,295
12/31/99       12,070       11,486     12,470
 1/31/00       11,890       10,909     11,885
 2/29/00       12,150       10,703     12,466
 3/31/00       13,520       11,749     13,359
 4/30/00       12,880       11,396     12,723
 5/31/00       12,220       11,162     12,082
 6/30/00       12,820       11,437     12,998
 7/31/00       12,660       11,259     12,456
 8/31/00       13,480       11,958     13,584
 9/30/00       12,370       11,326     12,299
10/31/00       12,160       11,278     11,717
11/30/00       10,870       10,390      9,990
12/31/00       10,643       10,441      9,674
 1/31/01       11,133       10,811     10,342
 2/28/01        9,735        9,826      8,586
 3/31/01        8,671        9,204      7,652
 4/30/01        9,652        9,918      8,620
 5/31/01        9,683        9,985      8,493
 6/30/01        9,453        9,742      8,296
 7/31/01        9,203        9,646      8,089
 8/31/01        8,566        9,043      7,427
 9/30/01        8,045        8,313      6,686
10/31/01        8,337        8,471      7,037
11/30/01        9,067        9,121      7,712
12/31/01        9,000        9,201      7,698
 1/31/02        8,780        9,067      7,562
 2/28/02        8,467        8,892      7,248
 3/31/02        8,707        9,226      7,499
 4/30/02        8,039        8,667      6,887
 5/31/02        7,903        8,604      6,720
 6/30/02        7,298        7,991      6,099
 7/31/02        6,671        7,368      5,763
 8/31/02        6,661        7,416      5,781
 9/30/02        5,982        6,611      5,181
10/31/02        6,557        7,192      5,656
11/30/02        6,870        7,615      5,963
12/31/02        6,316        7,168      5,552


                         Average Annual Total Returns
                        Periods Ended December 31, 2002

                                                             Value of a
                                                              $10,000
                                          Since Inception Investment as of
                                One Year      10/1/99         12/31/02
                                --------  --------------- ----------------
      Focused Equity Fund......  (29.81)%     (13.17)%         $6,316
      S&P 500 Index............  (22.10)%      (9.72)%         $7,168
      Russell 1000 Growth Index  (27.88)%     (16.54)%         $5,552

   Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares of the Fund, when redeemed, may be worth more or less than original cost. Total returns do not reflect charges incurred at the separate investment account level. The market index shown above is unmanaged and does not incur expenses. Total returns assume reinvestment of dividends.

                                                                      Exhibit F

                        MANAGEMENT'S DISCUSSION OF THE
                     LSA CAPITAL GROWTH FUND'S PERFORMANCE
                     (Fiscal Year Ended December 31, 2002)

LSA Variable Series Trust Growth Equity Fund (now called Capital Growth Fund) Advised by: Goldman Sachs Asset Management

Performance Review

   For the 12-months ended December 31, 2002, the LSA Growth Equity Fund posted a total return of -24.37%, underperforming the S&P 500 Index benchmark, which returned -22.10%. However, the Fund's annualized since inception (10/01/99) return was -9.71%, flat compared against the -9.72% return of the S&P 500 Index.

   Poor performance in both the Media & Communication and Health Care sectors detracted from results. The weakest companies in these areas included AOL Time Warner, Inc., Crown Castle Int'l Corp., Wyeth, and Bristol-Myers Squibb Co. The Fund benefited from strong stock selection within the Technology group. The most notable performers included Dell Computer Corp. and Intuit, Inc. We added additional value in the Consumer Staples area, where a number of holdings performed well this year. For example, Procter & Gamble Co., Energizer Holdings, Inc., and Avon Products, Inc. enhanced relative results versus the benchmark.

Outlook

   After a third straight year of market declines, many anticipate a more favorable environment for U.S. equity investing in 2003. Throughout the downturn, U.S. companies have been plagued by an abrupt economic slowdown and deterioration in investor confidence. During the past couple of years, a convergence of negative factors led to the prolonged decline in stock prices. As the economy emerges from its downturn, U.S. businesses could begin to produce earnings that may exceed the market's expectations. Although valuations have been compressed, we believe high operating leverage and increased market share could lead to strong stock price performance for the Fund's holdings.

   There are an increasing number of signs that the economy is recovering as evidenced by Gross Domestic Product ("GDP") growth, however, investors have questioned the timing and pace of the rebound. Our team does not attempt to predict this time frame, as we are intently focused on the compounding growth that could occur in the companies we hold over the long term.

   The views expressed herein reflect those of Goldman Sachs Asset Management, the Fund's Adviser, and do not necessarily represent the views of LSA Variable Series Trust or the Trust's Manager, LSA Asset Management, LLC. Such views are subject to change at any time based upon market or other conditions. Furthermore, such views may not be relied upon as investment advice or as an indication of any Fund's trading intent.

Investment Performance

                                    [CHART]

Growth of a $10,000 Investment in Growth Equity Fund, and the S&P 500 Index

           Focused Equity  S&P 500
                Fund        Index
           --------------  -------
10/01/99      $10,000      $10,000
10/31/99       10,850       10,632
11/30/99       11,120       10,848
12/31/99       12,080       11,486
 1/31/00       11,499       10,909
 2/29/00       11,309       10,703
 3/31/00       12,350       11,749
 4/30/00       11,979       11,396
 5/31/00       11,729       11,162
 6/30/00       12,340       11,437
 7/31/00       12,100       11,259
 8/31/00       12,730       11,958
 9/30/00       12,080       11,326
10/31/00       11,989       11,278
11/30/00       11,129       10,390
12/31/00       11,061       10,441
 1/31/01       11,424       10,811
 2/28/01       10,324        9,826
 3/31/01        9,577        9,204
 4/30/01       10,459        9,918
 5/31/01       10,490        9,985
 6/30/01       10,272        9,742
 7/31/01       10,013        9,646
 8/31/01        9,349        9,043
 9/30/01        8,591        8,313
10/31/01        8,747        8,471
11/30/01        9,421        9,121
12/31/01        9,484        9,201
 1/31/02        9,235        9,067
 2/28/02        9,038        8,892
 3/31/02        9,287        9,226
 4/30/02        8,591        8,667
 5/31/02        8,550        8,604
 6/30/02        7,886        7,991
 7/31/02        7,346        7,368
 8/31/02        7,377        7,416
 9/30/02        6,620        6,611
10/31/02        7,305        7,192
11/30/02        7,689        7,615
12/31/02        7,173        7,168


                         Average Annual Total Returns
                        Periods Ended December 31, 2002

                                                         Value of a
                                                          $10,000
                                      Since Inception Investment as of
                            One Year     10/01/99         12/31/02
                            --------  --------------- ----------------
         Growth Equity Fund  (24.37)%      (9.71)%         $7,173
         S&P 500 Index.....  (22.10)%      (9.72)%         $7,168

   Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares of the Fund, when redeemed, may be worth more or less than original cost. Total returns do not reflect charges incurred at the separate investment account level. The market index shown above is unmanaged and does not incur expenses. Total returns assume reinvestment of dividends.

                                                                      Exhibit G

                        MANAGEMENT'S DISCUSSION OF THE
                       LSA BLUE CHIP FUND'S PERFORMANCE
                     (Fiscal Year Ended December 31, 2002)

LSA Variable Series Trust Blue Chip Fund
Advised by: A I M Capital Management, Inc.

Performance Review

   During the 12-month period ending December 31, 2002, the LSA Blue Chip Fund returned -26.20%. The Fund slightly underperformed its benchmark, the S&P 500 Index, which posted a return of -22.10%. The Fund puts emphasis on stocks with quality earnings-growth potential, which have been out of favor in this market environment. The Russell 1000 Growth Index posted a return of -27.88% versus the Russell 1000 Value Index, which posted a return of -15.52% for the year.

   Strong stock selection and an underweight position in the Telecommunication Services sector was the largest positive contributor to relative performance. Stock selection in the Energy sector was also a positive contributor to relative performance. Detractors from relative performance include stock selection in the Consumer Discretionary, Financials, and Industrials sectors. An overweight position in the Information Technology sector also detracted from relative performance as market-leading companies remained under pressure.

   Managers continue to focus on market-leading companies across all market sectors and believe that as the economy recovers, these traditionally high-valuation investments should come back into favor. As corporate earnings begin to increase again, and investor confidence grows, the underlying fundamentals of these high-quality companies will again make these attractive investments. Late in the year, the portfolio benefited as the market began to recognize and reward the market-leading companies the portfolio holds. Managers believe the portfolio is well positioned for the economic recovery ahead in 2003.

Outlook

   Although economic growth has slowed recently, and concern over geopolitical risks and corporate governance issues may persist, the recovery in the economy and the financial markets is expected to continue into 2003. At its November 6 meeting, the Federal Reserve Board (the "Fed") cut the Federal Funds Target rate by 50 basis points to 1.25%, its lowest level in over 40 years. This low interest rate environment should help to sustain strength in consumer spending, providing continued support for Gross Domestic Product ("GDP") growth. Additionally, improvements in corporate profits are expected to promote increases in capital spending, which should provide additional fuel for growth in the long run. Finally, a fiscal stimulus package proposed by the Bush administration, if passed, should also contribute to the strength of the economy in the New Year.

   The views expressed herein reflect those of A I M Capital Management, Inc., the Fund's Adviser, and do not necessarily represent the views of LSA Variable Series Trust or the Trust's Manager, LSA Asset Management, LLC. Such views are subject to change at any time based upon market or other conditions. Furthermore, such views may not be relied upon as investment advice or as an indication of any Fund's trading intent.

Investment Performance

                                    [CHART]

Growth of a $10,000 Investment in Blue Chip Fund, and the S&P 500 Index

            Blue Chip Fund   S&P 500 Index
            --------------   -------------
 8/14/2001     $10,000          $10,000
 8/31/2001       9,400            9,559
 9/30/2001       8,550            8,787
10/31/2001       8,880            8,955
11/30/2001       9,610            9,642
12/31/2001       9,620            9,726
 1/31/2002       9,420            9,584
 2/28/2002       9,090            9,399
 3/31/2002       9,460            9,753
 4/30/2002       8,760            9,162
 5/31/2002       8,560            9,095
 6/30/2002       7,980            8,447
 7/31/2002       7,420            7,789
 8/31/2002       7,470            7,840
 9/30/2002       6,730            6,988
10/31/2002       7,310            7,603
11/30/2002       7,530            8,050
12/31/2002       7,100            7,577


                         Average Annual Total Returns
                        Periods Ended December 31, 2002

                                                       Value of a
                                                         $10,000
                                      Since Inception Investment as
                            One Year      8/14/01      of 12/31/02
                            --------  --------------- -------------
             Blue Chip Fund  (26.20)%     (21.93)%       $7,100
             S&P 500 Index.  (22.10)%     (18.17)%       $7,578

   Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares of the Fund, when redeemed, may be worth more or less than original cost. Total returns do not reflect charges incurred at the separate investment account level. The market index shown above is unmanaged and does not incur expenses. Total returns assume reinvestment of dividends.

                                                                      Exhibit H

                        MANAGEMENT'S DISCUSSION OF THE
                     LSA MID CAP VALUE FUND'S PERFORMANCE
                     (Fiscal Year Ended December 31, 2002)

LSA Variable Series Trust Mid Cap Value Fund
Advised by: Van Kampen Asset Management Inc.

Performance Review

   Economic concerns, investor uneasiness over ongoing global tensions, and mistrust of corporate financial statements cast a pall over U.S. and global equity markets in 2002. Despite a strong rally in October and November, the markets were unable to stage a recovery and provided a negative return for the third consecutive year.

   In this environment, the LSA Mid Cap Value Fund returned -7.49%, outperforming its benchmark, the Russell Midcap Value Index which returned -9.64% and the Russell Midcap Index which returned -16.19% for the 12-month period ending December 31, 2002.

   The portfolio's best relative performing sectors for the year were Consumer Staples, where we were underweighted and Industrials where we were overweighted. Our stock selection in these sectors drove the portfolio's strong relative performance for the year.

   The sectors that detracted most from the portfolio's return were Utilities and Telecommunications Services. Though we were underweighted in both areas, overall weakness in each group and the poor performance of several of our individual holdings negatively impacted the portfolio. Telecommunications and utility companies generally suffered from too much debt and poor pricing power throughout the year. We did see some improvement in pricing power for telecommunication companies in the middle of the fourth quarter and this could be an indication of improving performance from these companies.

   During the course of the year, we made a number of adjustments to the portfolio based on our evaluations of individual companies. We eliminated several utility companies, thus reducing the percentage of the portfolio committed to that sector. We think Utilities still faces substantial challenges, and though there could be some opportunities among these stocks longer term, we believe it is too early to commit additional capital to the sector. The Fund's allocations to Telecommunications, Information Technology, Materials, and Energy were also reduced, while allocations to Financial companies and Consumer Discretionary companies rose.

   Our sector allocations result from our bottom-up stock analysis, rather than a top down emphasis on sector selection. Changes to our allocations depend on where we are finding the most attractive stocks. In our view, no particular sector is yielding significantly more opportunities than another at the present time. However, we have been seeing better opportunities among mid cap stocks than we found early in 2002. This area of the market had performed relatively well in 2001, making it difficult to identify attractively valued stocks. However, after the first quarter of 2002, large and small-cap stocks generally performed better than mid cap stocks, creating a more favorable buying environment for us.

Outlook

   Our outlook for mid cap stocks and for the Fund is fairly favorable going forward. Overall we think the market could remain volatile amid continuing global uncertainty and the possibility that reduced consumer spending could hamper the economic recovery. We don't expect a strong rebound, because of the weak recovery in corporate earnings. However, we think valuations in mid cap companies are attractive and believe that bodes well for their potential performance in the year ahead. In this environment, we expect to position the portfolio somewhat conservatively, emphasizing a mix of defensive stocks and stocks that we believe may be positioned to benefit from a recovery.

   The views expressed herein reflect those of Van Kampen Asset Management Inc., the Fund's Adviser, and do not necessarily represent the views of LSA Variable Series Trust or the Trust's Manager, LSA Asset Management, LLC. Such views are subject to change at any time based upon market or other conditions. Furthermore, such views may not be relied upon as investment advice or as an indication of any Fund's trading intent.

Investment Performance

                                    [CHART]

Growth of a $10,000 Investment in Mid Cap Value Fund, the Russell MidCap Index, and the Russell MidCap Value Index

              Mid Cap    Russell MidCap  Russell MidCap
            Value Fund       Index         Value Index
           ------------  --------------  --------------
 8/14/01     $10,000       $10,000           $10,000
 8/31/01       9,940         9,747             9,832
 9/30/01       8,980         8,571             8,894
10/31/01       9,440         8,911             8,941
11/30/01      10,270         9,657             9,567
12/31/01      10,707        10,045             9,964
 1/31/02      10,747         9,985            10,065
 2/28/02      10,978         9,879            10,228
 3/31/02      11,781        10,472            10,751
 4/30/02      11,620        10,269            10,744
 5/31/02      11,520        10,153            10,728
 6/30/02      10,737         9,472            10,249
 7/31/02       9,523         8,548             9,245
 8/31/02       9,693         8,594             9,353
 9/30/02       8,941         7,801             8,409
10/31/02       9,653         8,196             8,676
11/30/02      10,075         8,765             9,222
12/31/02       9,905         8,419             9,003


                         Average Annual Total Returns
                        Periods Ended December 31, 2002

                                                             Value of a
                                                              $10,000
                                          Since Inception Investment as of
                                One Year      8/14/01         12/31/02
                                --------  --------------- ----------------
     Mid Cap Value Fund........   (7.49)%      (0.69)%         $9,905
     Russell MidCap Index......  (16.19)%     (11.69)%         $8,419
     Russell MidCap Value Index   (9.64)%      (7.31)%         $9,003

   Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares of the Fund, when redeemed, may be worth more or less than original cost. Total returns do not reflect charges incurred at the separate investment account level. The market index shown above is unmanaged and does not incur expenses. Total returns assume reinvestment of dividends.

                                                                      Exhibit I

                        MANAGEMENT'S DISCUSSION OF THE
                  LSA DIVERSIFIED MID-CAP FUND'S PERFORMANCE
                     (Fiscal Year Ended December 31, 2002)

LSA Variable Series Trust Diversified Mid-Cap Fund
Advised by: Fidelity Management & Research Company

Performance Review

   In 2002, the broad market finished in negative territory for the third consecutive year. Investors' uneasiness with the situation in the Middle East, deteriorating domestic economic activity and corporate scandals contributed to the market's malaise. In this environment, LSA Diversified Mid-Cap Fund posted a loss of -19.25% for the 12-month period ending December 31, 2002, and trailed its benchmark, the Russell Midcap Index, which returned -16.19%.

   Poor security selection within the Industrials sector was the primary reason for the portfolio's underperformance. Specifically, security selection within the airline industry hurt, as these companies battled heavy debt loads and the ongoing threat of bankruptcy. Conversely, underweighting Health Care helped, as many biotechnology stocks declined sharply due to unfavorable clinical trial data.

   In the fourth quarter of 2002, the broad market was highly volatile but finished in positive territory. Compelling stock valuations and a brighter earnings outlook for corporate America were the key drivers for the market rally. During this period, LSA Diversified Mid-Cap Fund underperformed its benchmark, the Russell Midcap Index, despite posting positive returns. Security selection within the Information Technology sector, particularly among hardware and equipment companies, was the primary reason the portfolio underperformed during the quarter. Security selection within the Utilities and Consumer Durables groups also detracted from results. On the flip side, underweighting Consumer Discretionary stocks helped, as did astute security selection within the Financials sector.

Outlook

   The Fund's strategy remains focused on identifying stocks with improving fundamentals that offer high-quality earnings at reasonable prices. Both short-term and long-term earnings growth will be considered as well as a security's valuation level. Stock-by-stock portfolio construction using Fidelity's extensive research capabilities will continue to drive investment decisions.

   The views expressed herein reflect those of Fidelity Management & Research Company, the Fund's Adviser, and do not necessarily represent the views of LSA Variable Series Trust or the Trust's Manager, LSA Asset Management, LLC. Such views are subject to change at any time based upon market or other conditions. Furthermore, such views may not be relied upon as investment advice or as an indication of any Fund's trading intent.

Investment Performance

                                    [CHART]

Growth of a $10,000 Investment in Diversified Mid-Cap Fund, and the Russell MidCap Index

          Diversified     Russell MidCap
          Mid-Cap Fund        Index
          ------------    --------------
 8/14/01    $10,000          $10,000
 8/31/01      9,800            9,747
 9/30/01      8,540            8,571
10/31/01      8,940            8,911
11/30/01      9,650            9,657
12/31/01     10,047           10,045
 1/31/02     10,017            9,985
 2/28/02      9,936            9,879
 3/31/02     10,387           10,472
 4/30/02     10,287           10,269
 5/31/02     10,167           10,153
 6/30/02      9,506            9,472
 7/31/02      8,556            8,548
 8/31/02      8,586            8,594
 9/30/02      7,745            7,801
10/31/02      8,035            8,196
11/30/02      8,486            8,765
12/31/02      8,113            8,419


                         Average Annual Total Returns
                        Periods Ended December 31, 2002

                                                            Value of a
                                                             $10,000
                                         Since Inception Investment as of
                               One Year      8/14/01         12/31/02
                               --------  --------------- ----------------
      Diversified Mid-Cap Fund  (19.25)%     (14.03)%         $8,113
      Russell MidCap Index....  (16.19)%     (11.69)%         $8,419

   Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares of the Fund, when redeemed, may be worth more or less than original cost. Total returns do not reflect charges incurred at the separate investment account level. The market index shown above is unmanaged and does not incur expenses. Total returns assume reinvestment of dividends.

                       STATEMENT OF ADDITIONAL INFORMATION

                     THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                           1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                                 1-800-548-7786

     This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Proxy Statement/Prospectus dated February 6, 2004 for the Special Meeting of Shareholders of the LSA Equity Growth Fund, LSA Capital Growth Fund, LSA Blue Chip Fund, LSA Mid Cap Value Fund and LSA Diversified Mid-Cap Fund to be held on March 26, 2004. Copies of the Proxy Statement/Prospectus may be obtained at no charge by writing to the UIF Funds, 1221 Avenue of the Americas, New York, New York 10020, or by calling 1-800-548-7786. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

     Further information about the UIF Funds is contained in and incorporated by reference to UIF's Statement of Additional Information ("SAI") dated May 1, 2003, insofar as it relates to the UIF Funds participating in the Reorganizations. No other part of the SAI is incorporated by reference herein. The audited financial statements and related independent auditors' report for the UIF Funds contained in the Annual Report for the fiscal year ended December 31, 2002 are hereby incorporated herein by reference insofar as they relate to the UIF Funds participating in the Reorganizations. The unaudited financial statements for the UIF Funds contained in the Semi-Annual Report for the period ended June 30, 2003 are hereby incorporated herein by reference insofar as they relate to the UIF Funds participating in the Reorganizations. No other parts of the Annual Report or Semi-Annual Report are incorporated by reference herein.

     Further information about the LSA Funds is contained in and incorporated by reference to the Funds' Statement of Additional Information dated May 1, 2003, insofar as it relates to the LSA Funds participating in the Reorganizations. The audited financial statements and related independent auditors' report for the LSA Funds contained in the Annual Report for the fiscal year ended December 31, 2002 are hereby incorporated by reference insofar as they relate to the LSA Funds participating in the Reorganizations. The unaudited financial statements for the LSA Funds contained in the Semi-Annual Report for the period ended June 30, 2003 is hereby incorporated herein by reference insofar as they relate to the LSA Funds participating in the Reorganizations.

     Pro forma financial statements are not required since the assets of each of the LSA Equity Growth Fund, the LSA Capital Growth Fund, the LSA Blue Chip Fund and the combined LSA Funds are substantially smaller than the UIF Equity Growth Portfolio, and the assets of each of the LSA Mid Cap Value Fund, the LSA Diversified Mid-Cap Fund and the combined LSA Funds are substantially smaller than the UIF U.S. Mid Cap Value Portfolio.

     The date of this Statement of Additional Information is February 6, 2004.

             Vote by Touch-Tone Phone, by Mail, or via the Internet!

Option 1:   To vote by phone call toll-free 1-888-221-0697 and use the control number on the front of your voting instruction card.

Option 2:   Vote on the Internet at www.proxyweb.com and use the control number on the front of your voting instruction card.

Option 3:   Return the signed voting instruction card in the enclosed postage prepaid envelope.

                            LSA VARIABLE SERIES TRUST

                             LSA EQUITY GROWTH FUND

                           [NAME OF INSURANCE COMPANY]

             VOTING INSTRUCTIONS FOR SPECIAL MEETING OF SHAREHOLDERS
                                 MARCH 26, 2004

                 THESE VOTING INSTRUCTIONS ARE SOLICITED BY THE
                 BOARD OF TRUSTEES OF LSA VARIABLE SERIES TRUST
                    ON BEHALF OF [NAME OF INSURANCE COMPANY]

     The undersigned instructs [Name of Insurance Company] to represent and vote the number of share(s) of the LSA Equity Growth Fund (the "Fund"), a series of the LSA Variable Series Trust (the "Trust"), represented by the number of votes attributable to the undersigned's variable annuity contract or variable life insurance policy at a Special Meeting of Shareholders (the "Special Meeting") of the Fund to be held on March 26, 2004, and any adjournments thereof, upon the matters properly brought before the Special Meeting, all as set forth in the Notice of Special Meeting of Shareholders. [Name of Insurance Company] is directed to vote or refrain from voting pursuant to the Proxy Statement/Prospectus as checked below.

     All properly executed voting instructions will be voted as directed herein by the undersigned. If no direction is given when the duly executed voting instructions are returned, such shares will be voted FOR the Proposal. Please date, sign and return promptly.

     Please fill in box as shown using black or blue ink or number 2 pencil.
[X] Please do not use fine point pens.

                ________________________________________________

     These voting instructions are valid only when signed and dated. Detach and return this portion only.

     The Board of Trustees of the Trust recommends a vote "for" the proposal to:

            To approve an Agreement and Plan of Reorganization providing for the transfer of all assets and stated liabilities of the LSA Equity Growth Fund to the UIF Equity Growth Portfolio in exchange for shares of the UIF Equity Growth Portfolio, which will be distributed to shareholders of the LSA Equity Growth Fund.

                 [ ] For                [ ] Against          [ ] Abstain

     The undersigned acknowledges receipt with these voting instructions of a copy of the Notice of Special Meeting of Shareholders and the Proxy Statement/Prospectus. Your signature(s) on these voting instructions should be exactly as your name or names appear on these voting instructions. If the shares are held jointly, each owner should sign. If signing is by attorney, executor, administrator, trustee or guardian, please print your full title below your signature.

Dated:  _____________, 2004


---------------------------------              ---------------------------------
Signature                                      Signature

             Vote by Touch-Tone Phone, by Mail, or via the Internet!

Option 1:   To vote by phone call toll-free 1-888-221-0697 and use the control number on the front of your voting instruction card.

Option 2:   Vote on the Internet at www.proxyweb.com and use the control number on the front of your voting instruction card.

Option 3:   Return the signed voting instruction card in the enclosed postage prepaid envelope.

                            LSA VARIABLE SERIES TRUST

                             LSA CAPITAL GROWTH FUND

                           [NAME OF INSURANCE COMPANY]

             VOTING INSTRUCTIONS FOR SPECIAL MEETING OF SHAREHOLDERS
                                 MARCH 26, 2004

                 THESE VOTING INSTRUCTIONS ARE SOLICITED BY THE
                 BOARD OF TRUSTEES OF LSA VARIABLE SERIES TRUST
                    ON BEHALF OF [NAME OF INSURANCE COMPANY]

     The undersigned instructs [Name of Insurance Company] to represent and vote the number of share(s) of the LSA Capital Growth Fund (the "Fund"), a series of the LSA Variable Series Trust (the "Trust"), represented by the number of votes attributable to the undersigned's variable annuity contract or variable life insurance policy at a Special Meeting of Shareholders (the "Special Meeting") of the Fund to be held on March 26, 2004, and any adjournments thereof, upon the matters properly brought before the Special Meeting, all as set forth in the Notice of Special Meeting of Shareholders. [Name of Insurance Company] is directed to vote or refrain from voting pursuant to the Proxy Statement/Prospectus as checked below.

     All properly executed voting instructions will be voted as directed herein by the undersigned. If no direction is given when the duly executed voting instructions are returned, such shares will be voted FOR the Proposal. Please date, sign and return promptly.

     Please fill in box as shown using black or blue ink or number 2 pencil.
[X] Please do not use fine point pens.

                ________________________________________________

     These voting instructions are valid only when signed and dated. Detach and return this portion only.

     The Board of Trustees of the Trust recommends a vote "for" the proposal to:

            To approve an Agreement and Plan of Reorganization providing for the transfer of all assets and stated liabilities of the LSA Capital Growth Fund to the UIF Equity Growth Portfolio in exchange for shares of the UIF Equity Growth Portfolio, which will be distributed to shareholders of the LSA Capital Growth Fund.

                 [ ] For                [ ] Against          [ ] Abstain

     The undersigned acknowledges receipt with these voting instructions of a copy of the Notice of Special Meeting of Shareholders and the Proxy Statement/Prospectus. Your signature(s) on these voting instructions should be exactly as your name or names appear on these voting instructions. If the shares are held jointly, each owner should sign. If signing is by attorney, executor, administrator, trustee or guardian, please print your full title below your signature.

Dated:  _____________, 2004


---------------------------------              ---------------------------------
Signature                                      Signature

             Vote by Touch-Tone Phone, by Mail, or via the Internet!

Option 1:   To vote by phone call toll-free 1-888-221-0697 and use the control number on the front of your voting instruction card.

Option 2:   Vote on the Internet at www.proxyweb.com and use the control number on the front of your voting instruction card.

Option 3:   Return the signed voting instruction card in the enclosed postage prepaid envelope.

                            LSA VARIABLE SERIES TRUST

                               LSA BLUE CHIP FUND

                           [NAME OF INSURANCE COMPANY]

             VOTING INSTRUCTIONS FOR SPECIAL MEETING OF SHAREHOLDERS
                                 MARCH 26, 2004

                 THESE VOTING INSTRUCTIONS ARE SOLICITED BY THE
                 BOARD OF TRUSTEES OF LSA VARIABLE SERIES TRUST
                    ON BEHALF OF [NAME OF INSURANCE COMPANY]

     The undersigned instructs [Name of Insurance Company] to represent and vote the number of share(s) of the LSA Blue Chip Fund (the "Fund"), a series of the LSA Variable Series Trust (the "Trust"), represented by the number of votes attributable to the undersigned's variable annuity contract or variable life insurance policy at a Special Meeting of Shareholders (the "Special Meeting") of the Fund to be held on March 26, 2004, and any adjournments thereof, upon the matters properly brought before the Special Meeting, all as set forth in the Notice of Special Meeting of Shareholders. [Name of Insurance Company] is directed to vote or refrain from voting pursuant to the Proxy Statement/Prospectus as checked below.

     All properly executed voting instructions will be voted as directed herein by the undersigned. If no direction is given when the duly executed voting instructions are returned, such shares will be voted FOR the Proposal. Please date, sign and return promptly.

     Please fill in box as shown using black or blue ink or number 2 pencil.
[X] Please do not use fine point pens.

                ________________________________________________

     These voting instructions are valid only when signed and dated. Detach and return this portion only.

     The Board of Trustees of the Trust recommends a vote "for" the proposal to:

            To approve an Agreement and Plan of Reorganization providing for the transfer of all assets and stated liabilities of the LSA Blue Chip Fund to the UIF Equity Growth Portfolio in exchange for shares of the UIF Equity Growth Portfolio, which will be distributed to shareholders of the LSA Blue Chip Fund.

                 [ ] For                [ ] Against          [ ] Abstain

     The undersigned acknowledges receipt with these voting instructions of a copy of the Notice of Special Meeting of Shareholders and the Proxy Statement/Prospectus. Your signature(s) on these voting instructions should be exactly as your name or names appear on these voting instructions. If the shares are held jointly, each owner should sign. If signing is by attorney, executor, administrator, trustee or guardian, please print your full title below your signature.

Dated:  _____________, 2004


---------------------------------              ---------------------------------
Signature                                      Signature

             Vote by Touch-Tone Phone, by Mail, or via the Internet!

Option 1:   To vote by phone call toll-free 1-888-221-0697 and use the control number on the front of your voting instruction card.

Option 2:   Vote on the Internet at www.proxyweb.com and use the control number on the front of your voting instruction card.

Option 3:   Return the signed voting instruction card in the enclosed postage prepaid envelope.

                            LSA VARIABLE SERIES TRUST

                             LSA MID CAP VALUE FUND

                           [NAME OF INSURANCE COMPANY]

             VOTING INSTRUCTIONS FOR SPECIAL MEETING OF SHAREHOLDERS
                                 MARCH 26, 2004

                 THESE VOTING INSTRUCTIONS ARE SOLICITED BY THE
                 BOARD OF TRUSTEES OF LSA VARIABLE SERIES TRUST
                    ON BEHALF OF [NAME OF INSURANCE COMPANY]

     The undersigned instructs [Name of Insurance Company] to represent and vote the number of share(s) of the LSA Mid Cap Value Fund (the "Fund"), a series of the LSA Variable Series Trust (the "Trust"), represented by the number of votes attributable to the undersigned's variable annuity contract or variable life insurance policy at a Special Meeting of Shareholders (the "Special Meeting") of the Fund to be held on March 26, 2004, and any adjournments thereof, upon the matters properly brought before the Special Meeting, all as set forth in the Notice of Special Meeting of Shareholders. [Name of Insurance Company] is directed to vote or refrain from voting pursuant to the Proxy Statement/Prospectus as checked below.

     All properly executed voting instructions will be voted as directed herein by the undersigned. If no direction is given when the duly executed voting instructions are returned, such shares will be voted FOR the Proposal. Please date, sign and return promptly.

     Please fill in box as shown using black or blue ink or number 2 pencil.
[X] Please do not use fine point pens.

                ________________________________________________

     These voting instructions are valid only when signed and dated. Detach and return this portion only.

     The Board of Trustees of the Trust recommends a vote "for" the proposal to:

            To approve an Agreement and Plan of Reorganization providing for the transfer of all assets and stated liabilities of the LSA Mid Cap Value Fund to the UIF U.S. Mid Cap Value Portfolio in exchange for shares of the UIF U.S. Mid Cap Value Portfolio, which will be distributed to shareholders of the LSA Mid Cap Value Fund.

                 [ ] For                [ ] Against          [ ] Abstain

     The undersigned acknowledges receipt with these voting instructions of a copy of the Notice of Special Meeting of Shareholders and the Proxy Statement/Prospectus. Your signature(s) on these voting instructions should be exactly as your name or names appear on these voting instructions. If the shares are held jointly, each owner should sign. If signing is by attorney, executor, administrator, trustee or guardian, please print your full title below your signature.

Dated:  _____________, 2004


---------------------------------              ---------------------------------
Signature                                      Signature

             Vote by Touch-Tone Phone, by Mail, or via the Internet!

Option 1:   To vote by phone call toll-free 1-888-221-0697 and use the control number on the front of your voting instruction card.

Option 2:   Vote on the Internet at www.proxyweb.com and use the control number on the front of your voting instruction card.

Option 3:   Return the signed voting instruction card in the enclosed postage prepaid envelope.

                            LSA VARIABLE SERIES TRUST

                          LSA DIVERSIFIED MID-CAP FUND

                           [NAME OF INSURANCE COMPANY]

             VOTING INSTRUCTIONS FOR SPECIAL MEETING OF SHAREHOLDERS
                                 MARCH 26, 2004

                 THESE VOTING INSTRUCTIONS ARE SOLICITED BY THE
                 BOARD OF TRUSTEES OF LSA VARIABLE SERIES TRUST
                    ON BEHALF OF [NAME OF INSURANCE COMPANY]

     The undersigned instructs [Name of Insurance Company] to represent and vote the number of share(s) of the LSA Diversified Mid-Cap Fund (the "Fund"), a series of the LSA Variable Series Trust (the "Trust"), represented by the number of votes attributable to the undersigned's variable annuity contract or variable life insurance policy at a Special Meeting of Shareholders (the "Special Meeting") of the Fund to be held on March 26, 2004, and any adjournments thereof, upon the matters properly brought before the Special Meeting, all as set forth in the Notice of Special Meeting of Shareholders. [Name of Insurance Company] is directed to vote or refrain from voting pursuant to the Proxy Statement/Prospectus as checked below.

     All properly executed voting instructions will be voted as directed herein by the undersigned. If no direction is given when the duly executed voting instructions are returned, such shares will be voted FOR the Proposal. Please date, sign and return promptly.

     Please fill in box as shown using black or blue ink or number 2 pencil.
[X] Please do not use fine point pens.

                ________________________________________________

     These voting instructions are valid only when signed and dated. Detach and return this portion only.

     The Board of Trustees of the Trust recommends a vote "for" the proposal to:

            To approve an Agreement and Plan of Reorganization providing for the transfer of all assets and stated liabilities of the LSA Diversified Mid-Cap Fund to the UIF U.S. Mid Cap Value Portfolio in exchange for shares of the UIF U.S. Mid Cap Value Portfolio, which will be distributed to shareholders of the LSA Diversified Mid-Cap Fund.

                 [ ] For                [ ] Against          [ ] Abstain

         The undersigned acknowledges receipt with these voting instructions of a copy of the Notice of Special Meeting of Shareholders and the Proxy Statement/Prospectus. Your signature(s) on these voting instructions should be exactly as your name or names appear on these voting instructions. If the shares are held jointly, each owner should sign. If signing is by attorney, executor, administrator, trustee or guardian, please print your full title below your signature.

Dated:  _____________, 2004


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Signature                                      Signature